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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds
 (Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant’s telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Reports to Stockholders

Semi-annual Report
(unaudited)
April 30, 2018

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation Fund

Madison Government Money Market Fund

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison High Quality Bond Fund
Madison Core Bond Fund
Madison Corporate Bond Fund
Madison High Income Fund

Madison Diversified Income Fund
Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Large Cap Value Fund
Madison Investors Fund
Madison Mid Cap Fund
Madison Small Cap Fund
Madison International Stock Fund

Madison Funds | April 30, 2018

Although each fund’s name begins with the word “Madison,” the word “Madison” may be omitted in this report for simplicity when referring to any particular fund, group of funds or list of funds.

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.

For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the funds.

For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

1

Madison Funds | April 30, 2018

Review of Period (unaudited)

After near perfection for most of 2017, the equity markets assumed a more typical behavior in the first six months of the Madison Fund’s fiscal year as volatility spiked in February and March, erasing the nearly 6% gain of January. The return of volatility was triggered in part by a rise in bond yields, which in turn meant setbacks for bond investors. Despite the bumpy ride, equity investors saw relatively modest gains during the last six months as the S&P 500® Index advanced 3.82%, the Russell Midcap® Index returned 3.69% and the MSCI EAFE® Index (net) provided 3.41%. Bond investors saw losses as the Bloomberg Barclays U.S. Aggregate Index fell -1.87% for the six month period while the Bloomberg Barclays U.S. Corporate Bond Index returned -2.48%.

Calendar 2018 began on a positive note, as equity indices set new records on an almost daily basis in the month of January. Optimism over tax-reform, along with acceleration of global economic activity, drove investors to shed risk aversion and bid stocks higher. Indeed, signs of a speculative mood were appearing daily as cryptocurrencies (e.g. bitcoin) seemed to dominate the financial news. Unsuspecting investors also piled into exchange-traded vehicles that bet record-low levels of stock market volatility seen in 2017 would continue. As volatility measured by the CBOE VIX Index spiked in February, a number of these exchange traded instruments lost nearly all their value, helping to magnify the market swings. While volatility in the first quarter seemed exceptionally high compared to the recent past, we would point out that these levels are actually typical and only seem high due to the long period of low volatility experienced in calendar 2017.

Fundamental factors also influenced results during the period as inflation and rising interest rates had a significant impact in driving volatility back into the equity market and producing negative returns in most bond maturities. The yield on the ten-year Treasury went from 2.37% to 2.97% before finishing the period at 2.95%. This flirtation with the 3% 10-year Treasury level was troubling to bond and stock markets alike. Inflation concerns persisted, partly driven by an advance in hourly wages and the Fed’s preferred measure of inflation approaching the target 2% level. Given the tight labor market, a weakening U.S. dollar and increasing risk of protectionist measures, we believe that ongoing price pressures in consumer goods and services are likely. The Federal Reserve (Fed) raised short-term rates by a quarter percent two times during the period, with the target Federal Funds range rising from 1.00%-1.25% to 1.50%-1.75%. Two more increases look likely this year, although a third increase is possible depending on the future path of economic growth and inflation. Reflecting increased government borrowing, it would not be surprising to see long-term interest rates continue moving upward – making bond yields a bit more attractive.

Despite significant swings in the stock market, its’ resilience has been impressive. As the bull market celebrated the ninth anniversary of its lift-off from the financial crisis lows of March 2009, a pull-back was not surprising. We’ve opined the past several quarters that, based upon history, a pull-back was long overdue and healthy for a market that was showing signs of euphoria. The key issue is whether this is simply a stock market correction (typically considered a decline of 10% or greater) or the start of a full-fledged “bear market” (typically a decline of 20% or greater). The latter is usually foreshadowed by an economic contraction (recession). For now, the economy appears strong, underpinned by increasing global growth and strong corporate profits. In fact, the International Monetary Fund recently raised its 2018 global growth forecast to greater than 3.9% and the latest earnings estimates for the S&P 500® are calling for greater than 25% growth in earnings for 2018.

As we’ve espoused in previous letters, timing the market is nearly impossible to do with any degree of consistency and a mistake can wreak havoc on investor returns. With this in mind, we continue to believe that stocks of lower-risk, higher-quality companies, along with shorter-duration, higher-quality bonds, will allow investors to participate in the market while providing some shelter as we experience more typical market volatility.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2018

ALLOCATION FUNDS SUMMARY

The Madison Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds invest primarily in shares of registered investment companies (the “Underlying Funds”). The funds are diversified among a number of asset classes and their allocation among Underlying Funds are based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the funds under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

MADISON CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Conservative Allocation Fund (Class A at NAV) returned 0.12% for the period, matching the Conservative Allocation Fund Custom Index return of 0.12%. The fund underperformed its peers as measured by the Morningstar Conservative Allocation Category, which advanced 0.48%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Alternative Funds	2.8%
Bond Funds	63.6%
Collateral for Securities on Loan	0.5%
Foreign Stock Funds	10.1%
Money Market Funds	2.1%
Stock Funds	20.9%
Net Other Assets and Liabilities	0.0%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Madison Core Bond Fund Class Y	19.9%
iShares TIPS Bond Fund ETF	9.1%
Madison Corporate Bond Fund Class Y	6.9%
Vanguard Short-Term Treasury ETF	6.6%
Madison Dividend Income Fund Class Y	6.3%
Madison Investors Fund Class Y	6.3%
Virtus Seix Floating Rate High Income Fund, Class R6	5.1%
Baird Aggregate Bond Fund Institutional Shares	5.0%
Vanguard FTSE All-World ex-U.S. ETF	4.8%
iShares 20+ Year Treasury Bond ETF	4.1%

MADISON MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Moderate Allocation Fund (Class A at NAV) returned 1.17% for the period, while its blended benchmark, the Moderate Allocation Fund Custom Index, returned 1.52%. The fund lagged its Morningstar peer group as the Moderate Allocation Category returned an average of 1.30%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Alternative Funds	3.5%
Bond Funds	39.1%
Collateral for Securities on Loan	0.6%
Foreign Stock Funds	18.0%
Money Market Funds	1.8%
Stock Funds	37.0%
Net Other Assets and Liabilities	0.0%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Madison Core Bond Fund Class Y	14.4%
Madison Dividend Income Fund Class Y	11.1%
Madison Investors Fund Class Y	11.1%
Vanguard FTSE All-World ex-U.S. ETF	6.5%
iShares TIPS Bond Fund ETF	5.0%
Vanguard Short-Term Treasury ETF	4.5%
Vanguard Growth ETF	4.4%
iShares Core S&P Mid-Cap ETF	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
iShares MSCI Eurozone ETF	3.2%

MADISON AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Aggressive Allocation Fund (Class A at NAV) returned 1.89% for the period, trailing its blended benchmark, the Aggressive Allocation Fund Custom Index, which returned 2.62%. The fund modestly underperformed its Morningstar Aggressive Allocation Category peer group, which averaged a 1.98% return. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2018

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Alternative Funds	4.5%
Bond Funds	19.3%
Collateral for Securities on Loan	0.8%
Foreign Stock Funds	24.8%
Money Market Funds	2.3%
Stock Funds	48.6%
Net Other Assets and Liabilities	(0.3)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Madison Investors Fund Class Y	12.3%
Madison Dividend Income Fund Class Y	12.2%
Vanguard FTSE All-World ex-U.S. ETF	8.5%
Madison Core Bond Fund Class Y	8.1%
Vanguard Growth ETF	7.2%
iShares Core S&P Mid-Cap ETF	6.0%
Madison Large Cap Value Fund Class Y	4.4%
iShares MSCI Eurozone ETF	4.1%
Vanguard FTSE All World ex-U.S. Small-Cap ETF	4.0%
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	3.5%

MADISON GOVERNMENT MONEY MARKET FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Government Money Market Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized by cash or government securities, including but not limited to the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporate, and Federal Farm Credit Banks.

The fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

PERFORMANCE DISCUSSION

The Madison Government Money Market Fund (Class A) returned 0.39% for the period, compared to a 0.67% return on the fund’s 90-day U.S. Treasury Bill benchmark. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Fannie Mae	27.7%
Federal Farm Credit Bank	1.5%
Federal Home Loan Bank	35.4%
Freddie Mac	22.0%
Money Market Funds	4.0%
U.S. Treasury Notes	9.8%
Net Other Assets and Liabilities	(0.4)%

MADISON TAX-FREE VIRGINIA FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION

The Madison Tax-Free Virginia Fund (Class Y) had a total return of (1.51)% for the period. The ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index returned (1.14)%. The fund’s Morningstar peer group, the Municipal Single State Intermediate category returned (1.21)%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Development	4.2%
Education	12.8%
Facilities	4.0%
General	11.4%
General Obligation	27.9%
Medical	6.5%
Multifamily Housing	6.1%
Power	4.3%
Transportation	7.1%
Utilities	1.5%
Water	12.7%
Net Other Assets and Liabilities	1.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Northern Virginia Transportation Authority, 5.0%, 6/1/30	4.1%
Fairfax County Redevelopment & Housing Authority, 4.750%, 10/1/36	3.5%
City of Portsmouth VA, 5.0%, 2/1/31	2.9%
Virginia Commonwealth Transportation Board, 5.0%, 3/15/25	2.8%
Chesterfield County Economic Development Authority, 5.0%, 5/1/23	2.7%
Commonwealth of Virginia, 5.0%, 6/1/23	2.6%
Virginia College Building Authority, 5.0%, 2/1/23	2.6%
County of Henrico VA Water & Sewer Revenue, 4.0%, 5/1/32	2.5%
Loudoun County Economic Development Authority Revenue, 3.0%, 12/1/29	2.5%
Norfolk Economic Development Authority, 5.0%, 11/1/29	2.5%

MADISON TAX-FREE NATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this fund will invest in bonds that are exempt from federal income tax.

PERFORMANCE DISCUSSION

The Madison Tax-Free National Fund (Class Y) had a total return of (1.92)% for the period. The ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index returned (1.14)%, while the fund’s Morningstar peer group, the Municipal National Long category, returned (0.64)%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

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Madison Funds | Review of Period(unaudited) - continued | April 30, 2018

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Alabama	1.3%
Arkansas	0.7%
Colorado	2.0%
Delaware	1.6%
Florida	18.4%
Georgia	3.5%
Hawaii	2.2%
Illinois	2.4%
Indiana	3.4%
Iowa	3.1%
Kansas	3.5%
Maryland	2.9%
Michigan	3.7%
Missouri	6.6%
New Jersey	5.2%
New Mexico	1.9%
New York	3.5%
North Carolina	3.2%
Ohio	2.4%
South Carolina	6.6%
Tennessee	0.5%
Texas	7.6%
Utah	1.4%
Virginia	6.9%
Washington	1.0%
Wisconsin	3.1%
Net Other Assets and Liabilities	1.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

City of Margate FL, General Obligation, 5.0%, 7/1/25	3.8%
Anderson County School District No. 1, General Obligation, 5.0%, 3/1/25	3.5%
Maple School District, General Obligation, 5.0%, 4/1/24	3.1%
City of Rockville MD, General Obligation, 5.0%, 6/1/24	2.9%
City of Port St. Lucie FL Utility System Revenue, 5.0%, 9/1/27	2.8%
City of Wichita KS, General Obligation, 5.0%, 12/1/24	2.5%
County of Miami-Dade FL, 5.0%, 3/1/25	2.5%
Orlando Utilities Commission, 5.0%, 10/1/22	2.5%
Hampton Roads Sanitation District, 5.0%, 10/1/36	2.4%
Missouri State Board of Public Buildings, 4.0%, 4/1/25	2.4%

MADISON HIGH QUALITY BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund. Under normal market conditions, the fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s or equivalent.

PERFORMANCE DISCUSSION

The Madison High Quality Bond Fund (Class Y) returned (1.48)% for the period, beating the fund’s benchmark, the Bloomberg Barclays U.S. Intermediate Government Credit A+ Index which returned (1.63)%. The Morningstar Short-Term Bond peer group returned (0.52)% for the period. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Consumer Discretionary	6.3%
Consumer Staples	1.6%
Energy	1.6%
Fannie Mae	4.0%
Financials	14.3%
Freddie Mac	4.2%
Health Care	3.1%
Industrials	0.5%
Information Technology	8.8%
Money Market Funds	0.8%
Real Estate	1.9%
U.S. Treasury Notes	52.3%
Net Other Assets and Liabilities	0.6%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

U.S. Treasury Note, 2.625%, 11/15/20	4.8%
U.S. Treasury Note, 2.500%, 8/15/23	4.7%
U.S. Treasury Note, 2.125%, 5/15/25	4.5%
U.S. Treasury Note, 2.375%, 5/15/27	4.5%
U.S. Treasury Note, 3.625%, 2/15/20	4.3%
Freddie Mac, 2.375%, 1/13/22	4.2%
U.S. Treasury Note, 1.125%, 12/31/19	4.1%
Fannie Mae, 1.375%, 10/7/21	4.0%
U.S. Treasury Note, 1.625%, 5/31/23	4.0%
U.S. Treasury Note, 3.125%, 5/15/19	3.5%

MADISON CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

The Madison Core Bond Fund (Class A at NAV) returned (2.04)% for the period, trailing the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned (1.87)%. The Morningstar Intermediate-Term Bond peer group returned (1.71)% for the period. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Asset Backed Securities	5.1%
Collateral for Securities on Loan	0.4%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	2.8%
Corporate Notes and Bonds	38.9%
Long Term Municipal Bonds	5.9%
Money Market Funds	2.7%
Mortgage Backed Securities	20.6%
U.S. Government and Agency Obligations	19.8%
Net Other Assets and Liabilities	0.8%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

U.S. Treasury Note, 1.750%, 9/30/22	2.0%
U.S. Treasury Note, 3.125%, 5/15/21	2.0%
U.S. Treasury Note, 3.625%, 8/15/19	1.9%
U.S. Treasury Note, 2.625%, 11/15/20	1.8%
U.S. Treasury Note, 2.125%, 3/31/24	1.4%
U.S. Treasury Bond, 6.625%, 2/15/27	1.4%
U.S. Treasury Bond, 4.500%, 5/15/38	1.3%
U.S. Treasury Note, 2.0%, 10/31/21	1.3%
County of Palm Beach FL Revenue, 5.0%, 11/1/33	1.1%
East Baton Rouge Sewerage Commission Revenue, 6.087%, 2/1/45	1.1%

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2018

MADISON CORPORATE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Corporate Bond Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment grade bonds. Up to 20% of the fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield” or “junk” bonds. The fund expects to maintain an average overall portfolio quality of BBB or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Bloomberg Barclays U.S. Corporate Bond Index benchmark (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change).

PERFORMANCE DISCUSSION

The Madison Corporate Bond Fund (Class Y) returned (2.55)% for the period, while its benchmark, the Bloomberg Barclays U.S. Corporate Bond Index returned (2.48)%. The fund lagged its peer group, the Morningstar Corporate Bond category, which averaged a (2.40)% return. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Consumer Discretionary	13.3%
Consumer Staples	1.4%
Energy	12.9%
Financials†	33.7%
Health Care	5.7%
Industrials	8.0%
Information Technology	6.2%
Long Term Municipal Bonds	2.0%
Materials	4.0%
Money Market Funds	2.8%
Real Estate	3.8%
Telecommunication Services	5.0%
Utilities	0.4%
Net Other Assets and Liabilities	0.8%

†Financials includes securities in the following industries: Banks, Diversified Financial Services and Insurance.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Valero Energy Corp., 6.625%, 6/15/37	2.1%
Comcast Corp., 6.450%, 3/15/37	1.8%
Affiliated Managers Group Inc., 4.250%, 2/15/24	1.4%
Huntington National Bank/The, 2.200%, 4/1/19	1.4%
Packaging Corp. of America, 3.650%, 9/15/24	1.4%
Prudential Financial Inc., 3.500%, 5/15/24	1.4%
KeyCorp, 5.100%, 3/24/21	1.2%
Marathon Petroleum Corp., 5.125%, 3/1/21	1.2%
Regions Financial Corp., 3.200%, 2/8/21	1.2%
PNC Bank NA, 2.450%, 7/28/22	1.1%

MADISON HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Income Fund invests primarily in lower-rated, higher-yielding, income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Madison High Income Fund (class A at NAV) returned (1.17)% during the period, trailing the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index’s (0.23)% return. The fund lagged its Morningstar High Yield Bond category peer group, which returned (0.28)%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Collateral for Securities on Loan	8.9%
Consumer Discretionary	19.2%
Consumer Staples	8.7%
Energy	17.2%
Financials	11.2%
Health Care	5.5%
Industrials	14.0%
Information Technology	2.4%
Materials	3.6%
Money Market Funds	7.6%
Real Estate	1.8%
Telecommunication Services	4.1%
Utilities	3.4%
Net Other Assets and Liabilities	(7.6)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

State Street Navigator Securities Lending Government Money Market Portfolio	8.9%
Unit Corp., 6.625%, 5/15/21	2.8%
Rayonier AM Products Inc., 5.500%, 6/1/24	2.5%
DISH DBS Corp., 6.750%, 6/1/21	2.3%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	2.3%
Donnelley Financial Solutions Inc., 8.250%, 10/15/24	2.0%
Diebold Nixdorf Inc., 8.500%, 4/15/24	1.9%
Iron Mountain Inc., 5.750%, 8/15/24	1.8%
Jonah Energy LLC/Jonah Energy Finance Corp., 7.250%, 10/15/25	1.8%
Murphy Oil USA Inc., 5.625%, 5/1/27	1.8%

MADISON DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds may constitute up to 80% of the fund’s assets, stocks may constitute up to 70% of the fund’s assets, real estate securities may constitute up to 25% of the fund’s assets, foreign stocks and bonds may constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. The fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.

PERFORMANCE DISCUSSION

The Madison Diversified Income Fund (Class A at NAV) returned 0.35% for the period, lagging its blended index (50% ICE Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500®) which returned 1.03%. The fund’s designated Morningstar peer group, the Moderate Allocation category, averaged a 1.30% return for the period. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

6

Madison Funds | Review of Period (unaudited) - continued | April 30, 2018

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Asset Backed Securities	1.6%
Collateral for Securities on Loan	0.1%
Collateralized Mortgage Obligations	1.1%
Commercial Mortgage-Backed Securities	0.7%
Common Stocks	63.0%
Corporate Notes and Bonds	13.7%
Long Term Municipal Bonds	2.2%
Money Market Funds	2.4%
Mortgage Backed Securities	7.2%
U.S. Government and Agency Obligations	7.8%
Net Other Assets and Liabilities	0.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Exxon Mobil Corp.	2.5%
Cisco Systems Inc.	2.4%
Praxair Inc.	2.3%
CME Group Inc.	2.1%
Microsoft Corp.	2.0%
Johnson & Johnson	1.9%
U.S. Bancorp	1.9%
Schlumberger Ltd.	1.8%
United Parcel Service Inc., Class B	1.8%
United Technologies Corp.	1.7%

MADISON COVERED CALL & EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Covered Call & Equity Income Fund invests, under normal market conditions, primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

PERFORMANCE DISCUSSION

The Madison Covered Call & Equity Income Fund (Class Y) returned 4.06% for the period, outperforming its covered call benchmark, the CBOE S&P 500 BuyWrite® Index (BXM) which returned 1.93%. The fund also outperformed the Morningstar Option Writing category’s return of (0.56)%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/18

Consumer Discretionary	7.7%
Consumer Staples	1.9%
Energy	11.0%
Financials	11.3%
Health Care	11.7%
Industrials	6.8%
Information Technology	15.9%
Materials	10.1%
Money Market Funds	5.6%
Real Estate	3.2%
Telecommunication Services	5.0%
Utilities	3.0%
Exchange Traded Funds	6.8%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

T-Mobile U.S. Inc.	5.0%
Baxter International Inc.	3.8%
PowerShares DB Gold Fund	3.5%
Microsoft Corp.	3.4%
Alphabet Inc., Class C	3.2%
DowDuPont Inc.	3.2%
Weyerhaeuser Co.	3.2%
AES Corp.	3.0%
Ciena Corp.	3.0%
Baker Hughes, a GE Co.	2.9%

MADISON DIVIDEND INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets will be invested in dividend paying equity securities. The fund typically owns 30-60 securities which generally have a dividend yield of at least the S&P 500’s average yield, a strong balance sheet, a dividend that has been maintained and likely to increase and trade on the high side of the company’s historical relative dividend yield. A key attraction for management is a company with a history of increasing dividend payments and a business model that supports the possibility of continuing these increases in the future.

PERFORMANCE DISCUSSION

The Madison Dividend Income Fund (Class Y) returned 1.86% for the period, underperforming its benchmark, the S&P 500® Index, which advanced 3.82%. The fund lagged its peer group, as the Morningstar Large Value category advanced 2.51%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Consumer Discretionary	10.7%
Consumer Staples	9.3%
Energy	9.4%
Financials	17.1%
Health Care	13.2%
Industrials	13.7%
Information Technology	12.7%
Materials	6.0%
Money Market Funds	1.2%
Telecommunication Services	2.5%
Utilities	3.6%
Net Other Assets and Liabilities	0.6%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Exxon Mobil Corp.	3.9%
Cisco Systems Inc.	3.5%
Praxair Inc.	3.4%
CME Group Inc.	3.2%
Microsoft Corp.	3.2%
Johnson & Johnson	2.9%
US Bancorp	2.9%
Schlumberger Ltd.	2.8%
Chevron Corp.	2.7%
United Parcel Service Inc., Class B	2.7%

7

Madison Funds | Review of Period (unaudited) - continued | April 30, 2018

MADISON LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Value Fund will, under normal market conditions, invest primarily in large cap stocks. The fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values. The fund generally holds 25-60 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison Large Cap Value Fund (Class A) returned 5.96% for the period, outperforming its benchmark, the Russell 1000® Value Index, which returned 1.94%. The fund also beat its Morningstar peer group, Large Cap Value category, which showed a 2.51% return. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Consumer Staples	5.1%
Energy	15.6%
Financials	22.9%
Health Care	6.4%
Industrials	10.7%
Information Technology	6.7%
Materials	12.2%
Money Market Funds	5.5%
Real Estate	4.1%
Telecommunication Services	3.7%
Utilities	7.5%
Net Other Assets and Liabilities	(0.4)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

EOG Resources Inc.	5.3%
Halliburton Co.	4.5%
Bank of New York Mellon Corp./The	4.4%
JPMorgan Chase & Co.	4.4%
Textron Inc.	4.3%
Baxter International Inc.	4.2%
Weyerhaeuser Co.	4.1%
Bank of America Corp.	4.0%
Rio Tinto PLC	4.0%
FedEx Corp.	3.9%

MADISON INVESTORS FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies. The fund typically owns 25-40 securities which have demonstrated stable revenue and earnings growth patterns, high profitability metrics, and have maintained proportionately low levels of debt. A rigorous analytical process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been exceeded, the fundamental business prospects for the company have materially deteriorated, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION

The Madison Investors Fund (Class Y) returned 2.30% for the period, underperforming its benchmark, the S&P 500® Index, which advanced 3.82%. This performance lagged its peer group, as the Morningstar Large Growth category returned 6.36%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Consumer Discretionary	20.4%
Consumer Staples	4.2%
Financials	16.1%
Health Care	15.9%
Industrials	6.4%
Information Technology	20.8%
Materials	9.2%
Money Market Funds	6.0%
Real Estate	3.5%
Net Other Assets and Liabilities	(2.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

TJX Cos. Inc./The	5.4%
PPG Industries Inc.	5.2%
US Bancorp	4.7%
Jacobs Engineering Group Inc.	4.6%
Danaher Corp.	4.2%
Omnicom Group Inc. / Omnicom Capital Inc.	4.2%
Praxair Inc.	4.0%
Henry Schein Inc.	3.9%
Novartis AG	3.9%
Berkshire Hathaway Inc., Class B	3.8%

8

Madison Funds | Review of Period (unaudited) - continued | April 30, 2018

MADISON MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such midcap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. The fund generally holds 25-40 individual securities in its portfolio at any given time. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION

The Madison Mid Cap Fund (Class Y) returned 3.78% for the period, outperforming its benchmark Russell Midcap® Index’s 3.69% return. The fund trailed its peer group, the Morningstar Mid-Cap Growth category, whose average return was 5.50%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Consumer Discretionary	23.0%
Consumer Staples	1.1%
Energy	0.9%
Financials	23.4%
Health Care	13.1%
Industrials	16.1%
Information Technology	6.3%
Materials	9.0%
Money Market Funds	5.0%
Real Estate	2.7%
Net Other Assets and Liabilities	(0.6)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Copart Inc.	5.9%
Markel Corp.	5.2%
Arch Capital Group Ltd.	4.6%
Liberty Broadband Corp., Class C	4.4%
CDW Corp.	4.3%
Brown & Brown Inc.	4.1%
Henry Schein Inc.	3.9%
CarMax Inc.	3.8%
Expeditors International of Washington Inc.	3.8%
IHS Markit Ltd.	3.8%

MADISON SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the fund will maintain at least 80% of its net assets in such small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average. Under normal circumstances, the fund will generally hold 60-90 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison Small Cap Fund (Class Y) returned (0.44)% for the period, underperforming both the Russell 2000® Index’s 3.27% return and the Russell 2000® Value Index’s 0.94% return. The fund also trailed its peer group average, as the Morningstar Small Blend category averaged a return of 1.79%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Collateral for Securities on Loan	1.8%
Consumer Discretionary	3.9%
Consumer Staples	3.4%
Energy	4.7%
Financials	20.5%
Health Care	5.2%
Industrials†	33.5%
Information Technology	7.6%
Materials	7.2%
Money Market Funds	4.0%
Real Estate	8.6%
Utilities	1.4%
Net Other Assets and Liabilities	(1.8)%

†Industrials includes securities in the following industries: Aerospace & Defense; Air Freight & Logistics; Building Products; Commercial Services & Supplies; Construction & Engineering; Electrical Equipment; Machinery; Professional Services and Trading Companies & Distributors.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

First Midwest Bancorp Inc.	2.6%
TriMas Corp.	2.6%
Belden Inc.	2.5%
FTI Consulting Inc.	2.4%
Mueller Industries Inc.	2.3%
Albany International Corp.	2.2%
WNS Holdings Ltd.	2.2%
MB Financial Inc.	2.1%
Northwest Bancshares Inc.	2.1%
PotlatchDeltic Corp.	2.1%

MADISON INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which they believe have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when the portfolio managers believe that income bearing securities have greater capital appreciation potential than equity securities. The fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 60-80 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison International Stock Fund (Class A at NAV) returned 2.86% for the period, underperforming the 3.41% return of the MSCI EAFE® Index (net). The fund outperformed its peer group, with the Morningstar Foreign Large Blend category averaging a 2.41% return. For more up-to-date information about the fund,

9

Madison Funds | Review of Period (unaudited) - continued | April 30, 2018

including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

United Kingdom	20.3%
Japan	17.9%
France	12.0%
Switzerland	6.4%
Ireland	5.7%
Germany	5.3%
Canada	4.4%
United States	3.3%
Australia	3.2%
Sweden	3.2%
Netherlands	3.0%
Norway	2.8%
Singapore	2.4%
Denmark	1.9%
Belgium	1.5%
Finland	1.5%
Spain	1.4%
Taiwan	1.4%
India	0.9%
Turkey	0.9%
Brazil	0.8%
Luxembourg	0.8%
Other Net Assets	(1.0)%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Collateral for Securities on Loan	1.6%
Consumer Discretionary	16.5%
Consumer Staples	9.1%
Energy	7.8%
Financials	18.0%
Health Care	8.1%
Industrials	16.2%
Information Technology	7.7%
Materials	5.2%
Money Market Funds	1.7%
Real Estate	2.5%
Telecommunication Services	5.2%
Utilities	1.4%
Net Other Assets and Liabilities	(1.0)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18

Prudential PLC	3.5%
Royal Dutch Shell PLC	3.3%
Don Quijote Holdings Co. Ltd.	2.8%
Novartis AG	2.8%
BHP Billiton PLC	2.6%
SAP SE	2.6%
Daiwa House Industry Co. Ltd.	2.5%
Ferguson PLC	2.4%
Shire PLC	2.4%
British American Tobacco PLC	2.3%

10

Madison Funds | Review of Period (unaudited) - concluded | April 30, 2018

Notes to Review of Period

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-US Index. See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index. See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index. See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Market Indexes

The CBOE S&P 500 BuyWrite® IndexSM (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, their political subdivisions, in the U.S. domestic market, with a remaining term to final maturity less than 22 years.

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. Investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. financial issuers.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

The Bloomberg Barclays U.S. Intermediate Government Credit A+ Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

THE MSCI ACWI ex-U.S. Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The Index includes both developed and emerging markets.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

© 2018 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Past performance is no guarantee of future results.

11

Madison Funds | April 30, 2018

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.5%

Alternative Funds - 2.8%
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	69,799	$1,286,396
SPDR Gold Shares*	5,734	714,399

		2,000,795

Bond Funds - 63.6%
Baird Aggregate Bond Fund Institutional Shares	337,393	3,556,126
iShares 20+ Year Treasury Bond ETF	24,705	2,942,366
iShares 7-10 Year Treasury Bond ETF	21,115	2,147,396
iShares TIPS Bond Fund ETF	57,748	6,503,002
Madison Core Bond Fund Class Y (A)	1,475,807	14,271,056
Madison Corporate Bond Fund Class Y (A)	446,801	4,959,487
Vanguard Short-Term Corporate Bond ETF	36,771	2,874,021
Vanguard Short-Term Treasury ETF	78,939	4,726,079
Virtus Seix Floating Rate High Income Fund, Class R6	421,874	3,682,960

		45,662,493

Foreign Stock Funds - 10.1%
iShares MSCI Eurozone ETF	25,412	1,126,514
iShares MSCI Japan ETF	2,972	180,222
Vanguard FTSE All World ex-U.S. Small-Cap ETF	7,430	888,702
Vanguard FTSE All-World ex-U.S. ETF	62,471	3,415,914
Vanguard FTSE Emerging Markets ETF	7,931	362,288
Vanguard FTSE Europe ETF	9,245	549,153
WisdomTree Japan Hedged Equity Fund	12,513	716,870

		7,239,663

Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund, 1.63%, Premier Class	1,491,692	1,491,692

Stock Funds - 20.9%
Energy Select Sector SPDR Fund	5,282	389,864
iShares Core S&P Mid-Cap ETF	11,593	2,167,427
Madison Dividend Income Fund Class Y (A)	175,056	4,526,946
Madison Investors Fund Class Y (A)	202,188	4,549,222
Madison Mid Cap Fund Class Y (A)	55,467	542,471
Vanguard Financials ETF (B)	5,171	357,937
Vanguard Growth ETF	17,270	2,457,003

		14,990,870

Total Investment Companies
(Cost $69,571,068)		71,385,513
COLLATERAL FOR SECURITIES ON LOAN (C) - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69%	362,291	$362,291

Total Collateral for Securities on Loan
(Cost $362,291)		362,291

TOTAL INVESTMENTS - 100.0%
(Cost $69,933,359**)		71,747,804
NET OTHER ASSETS AND LIABILITIES - 0.0%		22,283

TOTAL NET ASSETS - 100.0%		$71,770,087

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $69,998,608.
(A)	Affiliated Company (see Note 12).
(B)	A portion of securities on loan with an aggregate value of $350,738; cash collateral (included in liabilities) of $362,291 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.4%

Alternative Funds - 3.5%
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	195,739	$3,607,470
SPDR Gold Shares*	11,407	1,421,198

		5,028,668

Bond Funds - 39.1%
Baird Aggregate Bond Fund Institutional Shares	427,416	4,504,965
iShares 20+ Year Treasury Bond ETF	46,819	5,576,143
iShares 7-10 Year Treasury Bond ETF	41,811	4,252,179
iShares TIPS Bond Fund ETF	63,529	7,154,000
Madison Core Bond Fund Class Y (A)	2,122,713	20,526,635
Vanguard Short-Term Corporate Bond ETF	36,562	2,857,686
Vanguard Short-Term Treasury ETF	107,312	6,424,769
Virtus Seix Floating Rate High Income Fund, Class R6	507,409	4,429,683

		55,726,060

Foreign Stock Funds - 18.0%
iShares MSCI Eurozone ETF	103,662	4,595,336
iShares MSCI Japan ETF	17,740	1,075,754
Vanguard FTSE All World ex-U.S. Small-Cap ETF	29,686	3,550,742
Vanguard FTSE All-World ex-U.S. ETF	170,056	9,298,662
Vanguard FTSE Emerging Markets ETF	47,237	2,157,786
Vanguard FTSE Europe ETF	36,969	2,195,959
WisdomTree Japan Hedged Equity Fund	49,686	2,846,511

		25,720,750

Money Market Funds - 1.8%
State Street Institutional U.S. Government Money Market Fund, 1.63%, Premier Class	2,529,639	2,529,639

Stock Funds - 37.0%
Energy Select Sector SPDR Fund	20,868	1,540,267
iShares Core S&P Mid-Cap ETF	30,588	5,718,732
Madison Dividend Income Fund Class Y (A)	610,085	15,776,802
Madison Investors Fund Class Y (A)	705,026	15,863,090
Madison Large Cap Value Fund Class Y (A)	218,307	3,233,134
Madison Mid Cap Fund Class Y (A)	301,223	2,945,957
Vanguard Financials ETF (B)	10,215	707,082
Vanguard Growth ETF	44,480	6,328,170
Vanguard Information Technology ETF	4,325	739,403

		52,852,637

Total Investment Companies
(Cost $131,458,379)		141,857,754

COLLATERAL FOR SECURITIES ON LOAN (C) - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio	715,715	$715,715

Total Collateral for Securities on Loan
(Cost $715,715)		715,715

TOTAL INVESTMENTS - 100.0%
(Cost $132,174,094**)		142,573,469
NET OTHER ASSETS AND LIABILITIES - 0.0%		69,721

TOTAL NET ASSETS - 100.0%		$142,643,190

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $132,473,585.
(A)	Affiliated Company (see Note 12).
(B)	A portion of securities on loan with an aggregate value of $692,892; cash collateral (included in liabilities) of $715,715 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2018

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.5%

Alternative Funds - 4.5%
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	125,741	$2,317,407
SPDR Gold Shares*	5,234	652,104

		2,969,511

Bond Funds - 19.3%
iShares 20+ Year Treasury Bond ETF	12,457	1,483,628
iShares 7-10 Year Treasury Bond ETF	19,084	1,940,843
Madison Core Bond Fund Class Y (A)	546,170	5,281,460
Vanguard Short-Term Corporate Bond ETF	20,992	1,640,735
Vanguard Short-Term Treasury ETF	38,484	2,304,037

		12,650,703

Foreign Stock Funds - 24.8%
iShares MSCI Eurozone ETF	61,239	2,714,725
iShares MSCI Japan ETF	10,797	654,730
Vanguard FTSE All World ex-U.S. Small-Cap ETF	21,806	2,608,216
Vanguard FTSE All-World ex-U.S. ETF (B)	102,137	5,584,851
Vanguard FTSE Emerging Markets ETF	36,094	1,648,774
Vanguard FTSE Europe ETF	22,681	1,347,251
WisdomTree Japan Hedged Equity Fund (B)	28,665	1,642,218

		16,200,765

Money Market Funds - 2.3%
State Street Institutional U.S. Government Money Market Fund, 1.63%, Premier Class	1,475,317	1,475,317

Stock Funds - 48.6%
Energy Select Sector SPDR Fund	13,445	992,376
iShares Core S&P Mid-Cap ETF	21,064	3,938,125
Madison Dividend Income Fund Class Y (A)	309,338	7,999,472
Madison Investors Fund Class Y (A)	356,672	8,025,112
Madison Large Cap Value Fund Class Y (A)	193,943	2,872,293
Madison Mid Cap Fund Class Y (A)	205,838	2,013,094
Vanguard Financials ETF (B)	4,701	325,403
Vanguard Growth ETF	33,275	4,734,034
Vanguard Information Technology ETF	5,400	923,184

		31,823,093

Total Investment Companies
(Cost $58,254,191)		65,119,389
COLLATERAL FOR SECURITIES ON LOAN (C) - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69%	498,979	$498,979

Total Collateral for Securities on Loan
(Cost $498,979)		498,979

TOTAL INVESTMENTS - 100.3%
(Cost $58,753,170**)		65,618,368
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(174,977)

TOTAL NET ASSETS - 100.0%		$65,443,391

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $58,857,296.
(A)	Affiliated Company (see Note 12).
(B)	A portion of securities on loan with an aggregate value of $4,786,426; cash collateral (included in liabilities) of $498,979 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

Madison Government Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.4%

Fannie Mae - 27.7%
1.709%, 5/24/18 (A)	$500,000	$499,463
1.629%, 5/30/18 (A)	700,000	699,098
1.600%, 6/5/18 (A)	300,000	299,542
1.781%, 6/7/18 (A)	600,000	598,921
1.669%, 6/19/18 (A)	400,000	399,112
1.669%, 6/19/18 (A)	350,000	349,214
1.681%, 6/21/18 (A)	700,000	698,364
1.845%, 7/10/18 (A)	575,000	572,976

		4,116,690

Federal Farm Credit Bank - 1.5%
1.784%, 7/30/18 (A)	225,000	224,016

Federal Home Loan Bank - 35.4%
1.471%, 5/1/18	400,000	400,000
1.481%, 5/2/18	350,000	349,986
1.533%, 5/9/18 (A)	400,000	399,866
1.660%, 5/18/18 (A)	400,000	399,692
1.670%, 6/7/18 (A)	350,000	349,410
1.661%, 6/26/18 (A)	600,000	598,479
1.671%, 6/28/18 (A)	650,000	648,283
1.762%, 7/5/18 (A)	200,000	199,375
1.742%, 7/12/18 (A)	725,000	722,520
1.711%, 7/17/18 (A)	600,000	597,844
1.849%, 7/26/18 (A)	600,000	597,399

		5,262,854

Freddie Mac - 22.0%
1.507%, 5/16/18 (A)	200,000	199,877
1.558%, 5/23/18 (A)	400,000	399,626
1.630%, 6/12/18 (A)	700,000	698,693
1.691%, 7/3/18 (A)	300,000	299,129
1.712%, 7/5/18 (A)	500,000	498,483
1.690%, 7/12/18 (A)	100,000	99,668
1.619%, 7/19/18 (A)	175,000	174,389
1.839%, 8/2/18 (A)	900,000	895,803

		3,265,668

U.S. Treasury Notes - 9.8%
0.875%, 5/31/18 (A)	250,000	249,863
1.125%, 6/15/18 (A)	800,000	799,460
0.875%, 7/15/18 (A)	400,000	399,194

		1,448,517

Total U.S. Government and Agency
Obligations (Cost $14,317,745 )		14,317,745

INVESTMENT COMPANIES - 4.0%
State Street Institutional U.S. Government Money Market Fund, 1.63%, Premier Class	597,705	$597,705

Total Investment Companies
( Cost $597,705 )		597,705

TOTAL INVESTMENTS - 100.4%
(Cost $14,915,450** )		14,915,450
NET OTHER ASSETS AND LIABILITIES - (0.4%)		(60,478)

TOTAL NET ASSETS - 100.0%		$14,854,972

**	Aggregate cost for Federal tax purposes was $14,915,450.
(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2018

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

MUNICIPAL BONDS - 98.5%

Development - 4.2%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	$150,000	$171,423
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	527,314
Virginia Housing Development Authority, Series C, 1.5%, 4/1/19	200,000	199,206

		897,943

Education - 12.8%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	221,597
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	560,605
Virginia College Building Authority, (Prerefunded 9/1/18 @ $100), (ST APPROP), 5%, 9/1/26	140,000	141,560
Virginia College Building Authority, Series A, (Prerefunded 2/1/19 @ $100), 5%, 2/1/29	375,000	384,000
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	426,707
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	292,797
Virginia Public School Authority, 5%, 12/1/18	100,000	101,903
Virginia Public School Authority, Series A, (Prerefunded 8/1/18 @ $100), (ST APPROP), 5%, 8/1/27	350,000	352,922
Virginia Resources Authority, (MORAL OBLG), 4%, 11/1/32	250,000	266,268

		2,748,359

Facilities - 4.0%
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	115,794
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	35,000	35,037
Virginia Public Building Authority, Series B, (Prerefunded 8/1/18 @ $100), 5.25%, 8/1/23	200,000	201,792
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	498,305

		850,928

General - 11.4%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	351,781
Loudoun County Economic Development Authority Revenue, 3%, 12/1/29	535,000	530,335
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	885,113
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	254,062
Virginia Resources Authority, 5%, 11/1/30	250,000	297,195
Virginia Resources Authority, Series C, 4%, 11/1/34	125,000	131,438

		2,449,924

General Obligation - 27.9%
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	120,162
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	214,613
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	404,084
City of Hampton VA, Series A, 5%, 1/15/21	250,000	255,645
City of Manassas VA, (ST AID WITHHLDG), 3%, 7/1/27	500,000	511,280
City of Norfolk VA, Series A (Prerefunded 11/1/19 @ $100), 4.125%, 11/1/27	75,000	77,497
City of Portsmouth VA, Series A, (Prerefunded 2/1/23 @ $100), (ST AID WITHHLDG), 5%, 2/1/31	560,000	626,808
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	83,448
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	106,386
City of Roanoke VA, Series A, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	241,985
City of Suffolk VA, Series A, 3%, 2/1/32	435,000	415,020
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	322,659
Commonwealth of Virginia, Series B (Prerefunded 6/1/18 @ $100), 5%, 6/1/21	175,000	175,476
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	566,170
Commonwealth of Virginia, Series B (Prerefunded 6/1/19 @ $100), 5%, 6/1/27	150,000	154,932
County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	200,846
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	269,482
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	488,363
County of Henrico VA, 5%, 7/15/25	150,000	159,579
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	114,819
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	228,126
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	104,466
Town of Leesburg VA, Series A (Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	145,526

		5,987,372

Medical - 6.5%
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	250,920
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	526,887
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	292,393
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	315,603

		1,385,803

Multifamily Housing - 6.1%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	748,533
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	311,454
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	255,205

		1,315,192

Power - 4.3%
Chesterfield County Economic Development Authority, Series A, 5%, 5/1/23	565,000	583,413
Puerto Rico Electric Power Authority, Series V, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	327,329

		910,742

Transportation - 7.1%
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	110,984
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	147,496
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	63,598
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	248,857
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	598,012
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	239,130
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	107,968

		1,516,045

Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	329,712

Water - 12.7%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	545,090
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	205,434
Fairfax County Water Authority, 5%, 4/1/27	150,000	165,785
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	250,000	287,638
Prince William County Service Authority, 5%, 7/1/22	250,000	278,650
Upper Occoquan Sewage Authority, Series A, (NATL-RE), 5.15%, 7/1/20	315,000	325,631
Virginia Resources Authority, Series B, (Prerefunded 11/1/21@ $100), (MORAL OBLG), 5%, 11/1/23	80,000	87,698
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 5%, 10/1/23	500,000	521,870
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	120,000	131,462
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	165,888

		2,715,146

TOTAL INVESTMENTS - 98.5%
(Cost $21,005,318**)		21,107,166
NET OTHER ASSETS AND LIABILITIES - 1.5%		324,120

TOTAL NET ASSETS - 100.0%		$21,431,286

** Aggregate cost for Federal tax purposes was $21,005,318.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2018

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

MUNICIPAL BONDS - 98.6%

Alabama - 1.3%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$311,430

Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (Prerefunded 10/1/18 @ $100), (AGM), 5%, 10/1/21	65,000	65,863
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	110,000	111,438

		177,301

Colorado - 2.0%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	470,548

Delaware - 1.6%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	389,508

Florida - 18.4%
City of Margate FL, General Obligation, 5%, 7/1/25	785,000	907,947
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	656,538
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	581,579
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	486,009
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	535,475
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	586,267
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	327,786
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	285,283

		4,366,884

Georgia - 3.5%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	387,270
City of Atlanta GA Water & Wastewater Revenue, 5%, 11/1/43	275,000	307,824
Dublin GA School District, General Obligation, (ST AID WITHHLDG), 4%, 4/1/23	135,000	140,150

		835,244

Hawaii - 2.2%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	510,420

Illinois - 2.4%
City of Waukegan IL, General Obligation, Series A, (BAM), 4%, 12/30/24	430,000	450,210
Regional Transportation Authority, Series A, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	105,000	112,928

		563,138

Indiana - 3.4%
Indiana Finance Authority, Series C, 5%, 2/1/21	400,000	420,352
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, (ASSURED GTY), 5.5%, 1/1/38	380,000	388,539

		808,891

Iowa - 3.1%
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/28	475,000	504,593
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/30	210,000	223,083

		727,676

Kansas - 3.5%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	587,581
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	240,825

		828,406

Maryland - 2.9%
City of Rockville MD, General Obligation, Series A, 5%, 6/1/24	600,000	689,226

Michigan - 3.7%
Detroit City School District, General Obligation, Series A, (FGIC Q-SBLF), 6%, 5/1/20	400,000	429,784
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	438,056

		867,840

Missouri - 6.6%
County of St Louis MO, Series D, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	529,835
Missouri State Board of Public Buildings, Series B, 4%, 4/1/25	525,000	570,743
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	462,148

		1,562,726

New Jersey - 5.2%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	477,477
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/28	250,000	302,950
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/29	250,000	303,805
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	159,818

		1,244,050

New Mexico - 1.9%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	460,476

New York - 3.5%
New York State Dormitory Authority, Series 1, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	305,310
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	528,319

		833,629

North Carolina - 3.2%
State of North Carolina, Series A, (Prerefunded 5/1/19 @ $100), 4.5%, 5/1/27	200,000	205,314
Town of Cary NC Combined Utility Systems Revenue, (Prerefunded 12/1/22 @ $100), 5%, 12/1/23	215,000	240,097
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	285,000	319,981

		765,392

Ohio - 2.4%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	562,765

South Carolina - 6.6%
Anderson County School District No. 1, General Obligation, Series A, (SCSDE), 5%, 3/1/25	720,000	832,846
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	483,158
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	251,966

		1,567,970

Tennessee - 0.5%
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	123,158

Texas - 7.6%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	316,224
Liberty Hill Independent School District, General Obligation, (Prerefunded 8/1/19 @ $100), (PSF-GTD), 5%, 8/1/26	410,000	425,941
Mueller Local Government Corp., 5%, 9/1/25	500,000	501,170
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	214,156
State of Texas, General Obligation, Series C, 5%, 8/1/27	330,000	342,665

		1,800,156

Utah - 1.4%
Utah Transit Authority, 5%, 6/15/35	280,000	335,317

Virginia - 6.9%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	100,000	103,818
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	500,000	575,275
Henrico County Economic Development Authority Revenue, Series B, 5%, 10/1/19	300,000	313,296
James City County Economic Development Authority, 5%, 6/15/22	250,000	277,315
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	255,205
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	107,968

		1,632,877

Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	231,451

Wisconsin - 3.1%
Maple School District, General Obligation, Series A, 5%, 4/1/24	650,000	730,061

TOTAL INVESTMENTS - 98.6%
(Cost $23,136,447**)		23,396,540
NET OTHER ASSETS AND LIABILITIES - 1.4%		322,178

TOTAL NET ASSETS - 100.0%		$23,718,718

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2018

Madison Tax-Free National Fund Portfolio of Investments (unaudited) - continued

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC’s claim paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.
**	Aggregate cost for Federal tax purposes was $23,136,447.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC’s Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 38.1%

Consumer Discretionary - 6.3%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$1,986,289
Home Depot Inc./The, 2%, 6/15/19	2,000,000	1,988,735
Target Corp., 2.9%, 1/15/22	2,000,000	1,992,260

		5,967,284

Consumer Staples - 1.6%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,488,985

Energy - 1.6%
Chevron Corp., 2.427%, 6/24/20	1,500,000	1,490,778

Financials - 14.3%
American Express Credit Corp., 2.125%, 7/27/18	1,000,000	999,360
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	1,500,000	1,450,811
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,000,000	938,313
BB&T Corp., MTN, 2.85%, 10/26/24	750,000	714,869
Berkshire Hathaway Finance Corp., 2.9%, 10/15/20	500,000	502,567
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,360,000	1,359,919
John Deere Capital Corp., MTN, 2.65%, 1/6/22	1,500,000	1,471,363
JPMorgan Chase & Co., 2.25%, 1/23/20	1,500,000	1,482,831
JPMorgan Chase & Co., 2.972%, 1/15/23	450,000	438,363
Morgan Stanley, 2.8%, 6/16/20	2,000,000	1,986,020
State Street Corp., 1.95%, 5/19/21	1,500,000	1,452,235
US Bancorp, MTN, 1.95%, 11/15/18	750,000	748,557

		13,545,208

Health Care - 3.1%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,534,618
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,463,889

		2,998,507

Industrials - 0.5%
Caterpillar Inc., 3.9%, 5/27/21	500,000	510,837

Information Technology - 8.8%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,441,267
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,473,132
Intel Corp., 3.3%, 10/1/21	1,750,000	1,767,158
Microsoft Corp., 3%, 10/1/20	1,500,000	1,512,215
Microsoft Corp., 2.875%, 2/6/24	500,000	487,349
Visa Inc., 2.2%, 12/14/20	1,700,000	1,674,586

		8,355,707

Real Estate - 1.9%
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,791,650

Total Corporate Notes and Bonds
(Cost $36,702,761)		36,148,956

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.5%

Fannie Mae - 4.0%
1.375%, 10/7/21	4,000,000	3,820,748

Freddie Mac - 4.2%
2.375%, 1/13/22	4,000,000	3,940,064

U.S. Treasury Notes - 52.3%
1.500%, 12/31/18	2,000,000	1,991,328
1.250%, 1/31/19	3,000,000	2,978,672
1.500%, 3/31/19	3,250,000	3,227,529
3.125%, 5/15/19	3,250,000	3,276,660
1.125%, 12/31/19	4,000,000	3,914,062
3.625%, 2/15/20	4,000,000	4,080,469
2.000%, 7/31/20	1,750,000	1,729,287
2.625%, 11/15/20	4,500,000	4,504,219
2.000%, 2/15/22	1,500,000	1,461,738
1.625%, 5/31/23	4,000,000	3,777,187
2.500%, 8/15/23	4,500,000	4,430,391
2.750%, 11/15/23	3,000,000	2,987,930
2.125%, 5/15/25	4,500,000	4,277,285
1.500%, 8/15/26	3,000,000	2,684,883
2.375%, 5/15/27	4,450,000	4,253,227

		49,574,867

Total U.S. Government and Agency
Obligations (Cost $58,703,125)		57,335,679

	Shares

SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional U.S. Government Money Market Fund, 1.63%, Premier Class	784,978	784,978

Total Short-Term Investments
(Cost $784,978)		784,978

TOTAL INVESTMENTS - 99.4%
(Cost $96,190,864**)		94,269,613
NET OTHER ASSETS AND LIABILITIES - 0.6%		522,405

TOTAL NET ASSETS - 100.0%		$94,792,018

**	Aggregate cost for Federal tax purposes was $96,190,864.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2018.
MTN	Medium Term Note.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2018

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - 5.1%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$1,000,000	$985,580
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	398,166	397,301
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (A), 2.197%, 1/18/22	1,000,000	1,002,068
Chesapeake Funding II LLC, Series 2017 4A, Class A1 (B), 2.12%, 11/15/29	1,000,000	987,702
Chesapeake Funding II LLC (B), 3.04%, 4/15/30	500,000	498,809
Dell Equipment Finance Trust, Series 2017-2, Class A2A (B), 1.97%, 2/24/20	750,000	746,564
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (B), 2.09%, 2/22/21	1,000,000	996,648
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (B), 1.97%, 1/20/23	500,000	496,012
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (B), 2.36%, 5/20/23	1,000,000	981,766
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A1, 1.77%, 8/15/20	500,000	498,985
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	611,788	611,868
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	478,719	478,547
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	982,224

Total Asset Backed Securities
(Cost $9,709,053)		9,664,074

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,045,716	232,304
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	875,000	881,636
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	1,000,000	1,027,629
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	267,867	296,595
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	199,582	215,597
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	526,759	520,209
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	697,121	66,219
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	693,498	681,234
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	1,000,000	1,017,622
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,772,125	228,310
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	2,073,191	433,771

Total Collateralized Mortgage
Obligations (Cost $5,726,433)		5,601,126

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A) (C), 1.188%, 1/25/23	12,342,045	485,698
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (A) (C), 0.762%, 1/25/22	23,832,726	481,838
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	2,000,000	1,899,681
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	400,000	390,693
FREMF Mortgage Trust, Series 2012-K706, Class B (A) (B) (C), 4.169%, 11/25/44	255,000	255,464
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.882%, 2/25/45	1,250,000	1,256,415
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	481,771	482,113

Total Commercial Mortgage-Backed
Securities (Cost $5,476,956)		5,251,902

CORPORATE NOTES AND BONDS - 38.9%
Consumer Discretionary - 7.8%
Amazon.com Inc. (B), 28%, 8/22/24	300,000	288,737
Aptiv PLC (D), 3.15%, 11/19/20	1,000,000	994,469
Booking Holdings Inc., 3.6%, 6/1/26	1,000,000	969,371
CCO Holdings LLC/CCO Holdings Capital Corp. (B), 5.875%, 5/1/27	650,000	635,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	509,766
D.R. Horton Inc., 2.55%, 12/1/20	500,000	490,645
Discovery Communications LLC, 5%, 9/20/37	500,000	489,797
DISH DBS Corp., 6.75%, 6/1/21	500,000	497,500
ERAC USA Finance LLC (B), 6.7%, 6/1/34	250,000	305,018
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,000,548
General Motors Financial Co. Inc., 3.2%, 7/6/21	800,000	790,099
Georgia-Pacific LLC (B), 3.163%, 11/15/21	1,000,000	997,387
GLP Capital L.P./GLP Financing II Inc., 4.875%, 11/1/20	275,000	281,105
Harman International Industries Inc., 4.15%, 5/15/25	1,000,000	994,837
Lennar Corp., 4.75%, 4/1/21	500,000	506,745
Marriott International Inc., 3.125%, 6/15/26	600,000	558,549
Newell Brands Inc., 4.2%, 4/1/26	1,100,000	1,080,117
Omnicom Group Inc./Omnicom Capital Inc., 3.6%, 4/15/26	750,000	718,090
QVC Inc., 3.125%, 4/1/19	800,000	800,517
Sirius XM Radio Inc.(B), 6%, 7/15/24	525,000	539,542
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	450,000
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	1,000,000	973,173

		14,871,387

Consumer Staples - 1.3%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,037,455
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	1,000,000	917,224
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	479,241

		2,433,920

Energy - 6.3%
Andeavor, 3.8%, 4/1/28	600,000	577,565
Antero Resources Corp., 5.625%, 6/1/23	300,000	306,375
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	390,199
EnLink Midstream Partners L.P. (E), 4.85%, 7/15/26	300,000	299,925
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	386,083
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,000,000	991,449
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	1,000,000	1,032,593
Jonah Energy LLC/Jonah Energy Finance Corp. (B) (E), 7.25%, 10/15/25	500,000	400,000
Kinder Morgan Inc. (B), 5%, 2/15/21	1,000,000	1,036,174
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	985,249
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,258,756
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	1,004,449
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,266,024
Unit Corp., 6.625%, 5/15/21	525,000	525,000
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,248,732
Valero Energy Partners L.P., 4.5%, 3/15/28	250,000	246,957

		11,955,530

Financials - 9.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (D), 3.75%, 5/15/19	450,000	453,303
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (D), 3.875%, 1/23/28	500,000	471,996
Air Lease Corp., 3.875%, 4/1/21	450,000	454,530
Air Lease Corp., 3.75%, 2/1/22	1,000,000	1,001,330
American Express Co., 2.5%, 8/1/22	1,000,000	959,437
American International Group Inc., 4.75%, 4/1/48	500,000	499,391
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	988,537
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	500,000	483,604
Bank of Montreal, MTN (D), 1.9%, 8/27/21	1,000,000	957,091
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	500,000	469,156
BB&T Corp., MTN, 2.85%, 10/26/24	600,000	571,895
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	240,867
Capital One Financial Corp., 2.5%, 5/12/20	500,000	492,387
Capital One Financial Corp., 3.3%, 10/30/24	600,000	571,456
Cboe Global Markets Inc., 3.65%, 1/12/27	600,000	578,855
Citigroup Inc., 2.75%, 4/25/22	400,000	388,849
Discover Bank, 3.45%, 7/27/26	500,000	465,630
Goldman Sachs Group Inc./The (3M USD LIBOR + 1.201%) (A), 3.272%, 9/29/25	850,000	808,397
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	300,000	284,119
Intercontinental Exchange Inc., 2.35%, 9/15/22	300,000	286,159
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	292,242
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	953,207
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,250,000	1,267,698
Morgan Stanley, 4.3%, 1/27/45	1,000,000	967,878
Nasdaq Inc., 3.85%, 6/30/26	175,000	169,939
PNC Bank NA, 2.45%, 7/28/22	500,000	482,950
Regions Financial Corp., 3.2%, 2/8/21	1,000,000	994,921
Regions Financial Corp., 2.75%, 8/14/22	600,000	578,527
Synchrony Financial, 3.75%, 8/15/21	50,000	50,209
Synchrony Financial, 3.7%, 8/4/26	600,000	554,433
TD Ameritrade Holding Corp., 3.3%, 4/1/27	500,000	482,846

		18,221,839

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2018

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Health Care - 4.4%
AbbVie Inc., 4.7%, 5/14/45	$1,000,000	$993,107
Allergan Funding SCS (D), 4.75%, 3/15/45	1,000,000	945,014
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	386,975
CVS Health Corp., 4.75%, 12/1/22	1,000,000	1,041,338
CVS Health Corp., 4.3%, 3/25/28	500,000	494,571
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,038,668
Forest Laboratories LLC (B), 5%, 12/15/21	200,000	207,364
HCA Inc., 3.75%, 3/15/19	800,000	802,000
Humana Inc., 2.5%, 12/15/20	750,000	736,712
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	300,000	286,621
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	736,756
Zoetis Inc., 3%, 9/12/27	650,000	599,863

		8,268,989

Industrials - 2.2%
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	483,964
CRH America Inc. (B), 3.875%, 5/18/25	1,000,000	988,500
Lockheed Martin Corp., 4.7%, 5/15/46	1,000,000	1,066,992
Masco Corp., 4.375%, 4/1/26	700,000	704,375
Northrop Grumman Corp., 2.93%, 1/15/25	300,000	284,408
United Rentals North America Inc., 4.625%, 7/15/23	600,000	609,000

		4,137,239

Information Technology - 2.1%
Analog Devices Inc., 5.3%, 12/15/45	600,000	656,550
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,014,619
CDW LLC/CDW Finance Corp., 5%, 9/1/23	200,000	204,020
Citrix Systems Inc., 4.5%, 12/1/27	350,000	339,616
Dell International LLC/EMC Corp. (B), 8.35%, 7/15/46	350,000	430,954
Fidelity National Information Services Inc., 3%, 8/15/26	625,000	573,709
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	350,000	359,618
Salesforce.com Inc., 3.7%, 4/11/28	500,000	495,192

		4,074,278

Materials - 1.0%
Arconic Inc., 5.125%, 10/1/24	200,000	202,813
Packaging Corp. of America, 3.65%, 9/15/24	1,000,000	981,098
WestRock Co. (B), 3.75%, 3/15/25	750,000	737,157

		1,921,068

Real Estate - 1.7%
Boston Properties L.P., 3.65%, 2/1/26	450,000	434,143
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	481,815
Iron Mountain Inc. (B), 4.875%, 9/15/27	600,000	564,750
SL Green Operating Partnership L.P., 3.25%, 10/15/22	500,000	484,437
Store Capital Corp., 4.5%, 3/15/28	750,000	735,189
WP Carey Inc., 4.25%, 10/1/26	500,000	484,988

		3,185,322

Telecommunication Services - 1.5%
AT&T Inc., 4.75%, 5/15/46	1,000,000	931,350
AT&T Inc., 5.15%, 2/14/50	500,000	506,588
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (B), 3.36%, 3/20/23	437,500	435,912
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	967,916

		2,841,766

Utilities - 1.0%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,014,861
Duke Energy Corp., 3.75%, 9/1/46	1,000,000	897,136

		1,911,997

Total Corporate Notes and Bonds
(Cost $74,872,305)		73,823,335

LONG TERM MUNICIPAL BONDS - 5.9%
City of Laredo TX, General Obligation, 6.566%, 2/15/39	1,500,000	1,547,715
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	2,004,964
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,500,000	1,581,195
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	2,000,000	2,097,440
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	1,600,000	1,663,552
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	10,000	10,759
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	990,000	1,061,359
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,305,312

Total Long Term Municipal Bonds
(Cost $11,176,071)		11,272,296

MORTGAGE BACKED SECURITIES - 20.6%
Fannie Mae - 12.1%
1.125%, 10/19/18 Pool # IE MAE	500,000	497,974
3.5%, 5/1/29 Pool # AW3740	1,113,533	1,127,801
3%, 9/1/30 Pool # 890696	1,048,344	1,042,492
3%, 12/1/30 Pool # AL8924	528,984	526,359
7%, 11/1/31 Pool # 607515	7,072	7,744
3.5%, 12/1/31 Pool # MA0919	341,683	345,992
3%, 2/1/32 Pool # AL9867	692,120	687,012
6.5%, 3/1/32 Pool # 631377	27,394	30,519
6.5%, 5/1/32 Pool # 636758	2,145	2,390
7%, 5/1/32 Pool # 644591	546	559
6.5%, 6/1/32 Pool # 545691	69,879	77,850
3.5%, 8/1/32 Pool # MA3098	678,508	687,272
3.5%, 9/1/32 Pool # MA3126	455,781	461,670
5.5%, 11/1/33 Pool # 555880	78,319	85,903
5%, 5/1/34 Pool # 780890	34,019	36,527
7%, 7/1/34 Pool # 792636	7,659	7,861
4%, 2/1/35 Pool # MA2177	817,537	845,180
5%, 8/1/35 Pool # 829670	78,871	84,646
5%, 9/1/35 Pool # 820347	104,583	113,262
5%, 9/1/35 Pool # 835699	80,055	86,616
3.5%, 12/1/35 Pool # MA2473	1,018,024	1,027,746
4.5%, 12/1/35 Pool # 745147	12,880	13,488
5%, 12/1/35 Pool # 850561	29,391	31,570
6%, 11/1/36 Pool # 902510	60,381	68,519
6%, 10/1/37 Pool # 947563	84,993	96,468
6.5%, 12/1/37 Pool # 889072	70,182	78,187
6.5%, 8/1/38 Pool # 987711	173,488	194,212
4%, 9/1/40 Pool # AE3039	791,630	812,273
4%, 1/1/41 Pool # AB2080	642,124	658,950
5.5%, 7/1/41 Pool # AL6588	558,473	612,028
4%, 9/1/41 Pool # AJ1406	447,956	459,972
4%, 10/1/41 Pool # AJ4046	788,232	808,877
3.5%, 11/1/41 Pool # AB3867	351,961	352,063
4%, 3/1/42 Pool # AL1998	1,225,034	1,257,130
3.5%, 6/1/42 Pool # AO4134	1,203,269	1,203,610
3.5%, 8/1/42 Pool # AP2133	710,412	710,471
3%, 9/1/42 Pool # AP6568	116,713	113,678
3.5%, 9/1/42 Pool # AB6228	417,338	417,283
4%, 10/1/42 Pool # AP7363	869,875	892,695
3.5%, 12/1/42 Pool # AQ8892	140,553	140,419
3.5%, 1/1/43 Pool # AQ9326	605,239	606,908
3%, 2/1/43 Pool # AL3072	994,868	968,875
3.5%, 3/1/43 Pool # AT0310	580,549	580,596
3.5%, 4/1/43 Pool # AR9902	383,125	383,260
3.5%, 4/1/43 Pool # AT2887	503,832	503,353
4%, 1/1/45 Pool # AS4257	265,366	271,604
4.5%, 2/1/45 Pool # MA2193	797,412	833,519
3.5%, 8/1/45 Pool # AS5645	916,169	911,613
3.5%, 12/1/45 Pool # AS6309	431,812	429,264
4.5%, 10/1/46 Pool # MA2783	180,373	188,050
3%, 1/1/47 Pool # BE0108	698,538	676,369

		23,058,679

Freddie Mac - 8.5%
4.5%, 2/1/25 Pool # J11722	147,794	153,136
4.5%, 5/1/25 Pool # J12247	296,743	307,501
8%, 6/1/30 Pool # C01005	637	732
6.5%, 1/1/32 Pool # C62333	24,244	27,309
3.5%, 8/1/32 Pool # C91485	405,182	410,423
4.5%, 6/1/34 Pool # C01856	443,216	463,753
6.5%, 11/1/36 Pool # C02660	10,730	12,087
5.5%, 1/1/37 Pool # G04593	254,281	278,642
5.5%, 11/1/37 Pool # A68787	162,661	179,866
5.5%, 12/1/38 Pool # G05267	497,703	543,933
5%, 10/1/39 Pool # G60465	1,239,785	1,328,636
3.5%, 11/1/40 Pool # G06168	565,828	566,506
4%, 10/1/41 Pool # Q04092	931,599	957,562
4.5%, 3/1/42 Pool # G07491	602,281	633,989
3%, 9/1/42 Pool # C04233	666,749	648,886
3%, 2/1/43 Pool # Q15767	479,635	466,400
3%, 4/1/43 Pool # V80025	478,256	465,164
3%, 4/1/43 Pool # V80026	476,638	463,535
3.5%, 8/1/44 Pool # Q27927	637,881	637,857
3%, 7/1/45 Pool # G08653	962,556	931,169
3.5%, 8/1/45 Pool # Q35614	750,671	749,474
3.5%, 9/1/45 Pool # G08667	821,587	819,519
3%, 11/1/45 Pool # G08675	963,441	930,978
3%, 1/1/46 Pool # G08686	999,908	965,674
3%, 10/1/46 Pool # G60722	889,419	859,207
4%, 3/1/47 Pool # Q46801	1,240,675	1,269,591
3.5%, 11/1/47 Pool # Q52079	988,176	982,138

		16,053,667

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	9,823	11,013
6.5%, 4/20/31 Pool # 3068	4,823	5,447
4%, 4/15/39 Pool # 698089	39,423	40,344

		56,804

Total Mortgage Backed Securities
(Cost $40,206,853)		39,169,150

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2018

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.8%

U.S. Treasury Bonds - 5.9%
6.625%, 2/15/27	$2,000,000	$2,576,250
5.375%, 2/15/31	1,250,000	1,570,947
4.500%, 5/15/38	2,000,000	2,450,000
3.750%, 8/15/41	750,000	835,869
3.000%, 5/15/45	1,650,000	1,622,672
2.250%, 8/15/46	1,500,000	1,261,348
3.000%, 5/15/47	1,000,000	981,602

		11,298,688

U.S. Treasury Notes - 13.9%
3.625%, 8/15/19	3,500,000	3,554,414
2.625%, 11/15/20	3,500,000	3,503,281
3.125%, 5/15/21	3,750,000	3,801,416
2.125%, 8/15/21	2,000,000	1,964,844
2.000%, 10/31/21	2,500,000	2,442,187
1.750%, 9/30/22	4,000,000	3,832,344
2.750%, 2/15/24	2,000,000	1,989,531
2.125%, 3/31/24	2,750,000	2,641,182
2.250%, 11/15/25	1,750,000	1,671,113
1.500%, 8/15/26	1,000,000	894,961

		26,295,273

Total U.S. Government and Agency
Obligations (Cost $37,630,522)		37,593,961

SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, 1.63%, Premier Class	5,082,324	5,082,324

Total Short-Term Investments
(Cost $5,082,324)		5,082,324
COLLATERAL FOR SECURITIES ON LOAN (F) - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69%	706,090	706,090

Total Collateral for Securities on
Loan (Cost $706,090)		706,090

TOTAL INVESTMENTS - 99.2%
(Cost $190,586,607**)		188,164,258

NET OTHER ASSETS AND LIABILITIES - 0.8%		1,594,084

TOTAL NET ASSETS - 100.0%		$189,758,342

**	Aggregate cost for Federal tax purposes was $190,586,607.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2018.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.4% of total net assets.
(E)	A portion of securities on loan with an aggregate value of $691,546; cash collateral (included in liabilities) of $706,090 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(F)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2018

Madison Corporate Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 94.4%

Consumer Discretionary - 13.3%
Amazon.com Inc. (A), 2.8%, 8/22/24	$100,000	$96,245
Amazon.com Inc., 3.8%, 12/5/24	200,000	203,885
Aptiv PLC (B), 3.15%, 11/19/20	200,000	198,894
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	100,000	97,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.464%, 7/23/22	100,000	101,953
Comcast Corp., 6.45%, 3/15/37	300,000	373,394
D.R. Horton Inc., 2.55%, 12/1/20	100,000	98,129
Discovery Communications LLC, 5%, 9/20/37	200,000	195,919
GameStop Corp. (A), 6.75%, 3/15/21	50,000	50,625
General Motors Financial Co. Inc., 3.2%, 7/6/21	200,000	197,525
Georgia-Pacific LLC (A), 3.163%, 11/15/21	100,000	99,739
GLP Capital L.P./GLP Financing II Inc., 4.875%, 11/1/20	25,000	25,555
Harman International Industries Inc., 4.15%, 5/15/25	100,000	99,484
Lowe’s Cos. Inc., 2.5%, 4/15/26	100,000	91,545
McDonald’s Corp., MTN, 3.5%, 3/1/27	100,000	97,513
McDonald’s Corp., MTN, 4.875%, 12/9/45	50,000	52,940
Newell Brands Inc., 4.2%, 4/1/26	100,000	98,192
Newell Brands Inc., 5.5%, 4/1/46	100,000	103,684
Omnicom Group Inc./Omnicom Capital Inc., 3.6%, 4/15/26	200,000	191,491
Sirius XM Radio Inc. (A), 6%, 7/15/24	125,000	128,462
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	50,000
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	150,000	145,976

		2,798,900

Consumer Staples - 1.4%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	150,000	155,618
Anheuser-Busch InBev Worldwide Inc., 4.6%, 4/15/48	100,000	99,123
Tyson Foods Inc., 3.55%, 6/2/27	50,000	47,493

		302,234

Energy - 12.9%
Andeavor, 3.8%, 4/1/28	100,000	96,261
Antero Resources Corp., 5.625%, 6/1/23	50,000	51,062
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	97,550
BP Capital Markets PLC (B), 3.119%, 5/4/26	100,000	95,678
Chevron Corp., 3.191%, 6/24/23	200,000	198,785
ConocoPhillips Co., 4.15%, 11/15/34	75,000	75,896
Devon Energy Corp., 5.6%, 7/15/41	100,000	110,301
EnLink Midstream Partners L.P., 4.85%, 7/15/26	50,000	49,987
EnLink Midstream Partners L.P., 5.45%, 6/1/47	50,000	48,260
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	193,939
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	51,170
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	100,000	103,259
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	51,809
Marathon Oil Corp., 2.7%, 6/1/20	200,000	197,050
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	261,428
Phillips 66, 4.65%, 11/15/34	100,000	103,510
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	193,655
Schlumberger Holdings Corp. (A), 2.35%, 12/21/18	200,000	199,358
Valero Energy Corp., 6.625%, 6/15/37	350,000	437,056
Valero Energy Partners L.P., 4.5%, 3/15/28	100,000	98,783

		2,714,797

Financials - 33.7%
Banks - 22.6%
Bank of America Corp., MTN, 2.503%, 10/21/22	200,000	191,222
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	197,707
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (C), 2.816%, 7/21/23	100,000	96,721
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (C), 3.093%, 10/1/25	100,000	95,260
Bank of Montreal, MTN (B), 1.9%, 8/27/21	100,000	95,709
BB&T Corp, MTN, 2.85%, 10/26/24	200,000	190,632
Capital One Financial Corp., 2.5%, 5/12/20	100,000	98,477
Capital One Financial Corp., 3.3%, 10/30/24	200,000	190,485
Citigroup Inc., (3M USD LIBOR + 1.192%) (C), 4.075%, 4/23/29	150,000	147,351
Citigroup Inc., 2.75%, 4/25/22	100,000	97,212
Citigroup Inc., 2.7%, 10/27/22	250,000	240,700
Discover Bank, 3.45%, 7/27/26	100,000	93,126
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	100,000	107,616
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	199,176
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	200,000	189,413
Huntington National Bank/The, 2.2%, 4/1/19	300,000	298,748
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	102,607
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	194,828
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	190,641
KeyCorp, MTN, 5.1%, 3/24/21	250,000	262,339
Morgan Stanley, 2.8%, 6/16/20	200,000	198,602
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	197,432
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	98,559
PNC Bank NA, 2.45%, 7/28/22	250,000	241,475
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	100,000	99,609
Regions Financial Corp., 3.2%, 2/8/21	250,000	248,730
Regions Financial Corp, 275%, 8/14/22	200,000	192,843
US Bancorp, MTN, 2.35%, 1/29/21	200,000	196,402

		4,753,622

Diversified Financial Services - 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (B), 3.75%, 5/15/19	150,000	151,101
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (B), 3.875%, 1/23/28	150,000	141,599
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	305,038
Air Lease Corp., 3.625%, 4/1/27	100,000	93,324
American Express Co., 2.5%, 8/1/22	200,000	191,887
Cboe Global Markets Inc., 3.65%, 1/12/27	150,000	144,714
Intercontinental Exchange Inc., 2.35%, 9/15/22	100,000	95,386
Nasdaq Inc., 3.85%, 6/30/26	50,000	48,554
Synchrony Financial, 3.7%, 8/4/26	100,000	92,406
TD Ameritrade Holding Corp., 3.3%, 4/1/27	100,000	96,569

		1,360,578

Insurance - 4.6%
American International Group Inc., 3.875%, 1/15/35	200,000	183,749
Berkshire Hathaway Inc., 3.125%, 3/15/26	50,000	48,173
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	100,000	101,416
MetLife Inc., 3.6%, 4/10/24	100,000	100,043
New York Life Global Funding (A), 1.95%, 2/11/20	200,000	196,478
Old Republic International Corp., 3.875%, 8/26/26	50,000	48,333
Prudential Financial Inc., MTN, 3.5%, 5/15/24	300,000	298,996

		977,188

		7,091,388

Health Care - 5.7%
AbbVie Inc., 4.7%, 5/14/45	100,000	99,311
AbbVie Inc., 4.45%, 5/14/46	100,000	95,241
Actavis Funding SCS (B), 4.55%, 3/15/35	130,000	122,423
CVS Health Corp., 5.125%, 7/20/45	100,000	103,867
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	207,131
HCA Inc., 3.75%, 3/15/19	100,000	100,250
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	100,000	95,541
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	195,185
Zoetis Inc., 3%, 9/12/27	200,000	184,573

		1,203,522

Industrials - 8.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	207,649
Carlisle Cos. Inc., 3.5%, 12/1/24	100,000	96,793
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,389
CRH America Inc. (A), 3.875%, 5/18/25	200,000	197,700
Fortive Corp., 2.35%, 6/15/21	100,000	96,951
General Dynamics Corp., 1.875%, 8/15/23	100,000	92,418
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	189,895
Masco Corp., 4.375%, 4/1/26	100,000	100,625
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	199,702
Northrop Grumman Corp., 2.93%, 1/15/25	100,000	94,803
Textron Inc., 3.875%, 3/1/25	200,000	197,278
Verisk Analytics Inc., 4%, 6/15/25	200,000	198,660

		1,695,863

Information Technology - 6.2%
Analog Devices Inc., 5.3%, 12/15/45	50,000	54,712
Apple Inc., 2.25%, 2/23/21	200,000	196,656
CDW LLC/CDW Finance Corp., 5%, 9/1/23	50,000	51,005
Cisco Systems Inc., 2.2%, 2/28/21	150,000	147,313
Citrix Systems Inc., 4.5%, 12/1/27	35,000	33,962
Dell International LLC/EMC Corp. (A), 8.35%, 7/15/46	75,000	92,347
Fidelity National Information Services Inc., 3%, 8/15/26	100,000	91,794
Fiserv Inc., 2.7%, 6/1/20	200,000	198,300
Intel Corp. (A), 3.734%, 12/8/47	108,000	101,118
Microsoft Corp., 3.5%, 2/12/35	100,000	97,242
NVIDIA Corp., 2.2%, 9/16/21	100,000	97,045
Oracle Corp., 4%, 7/15/46	100,000	96,714
Salesforce.com Inc., 3.7%, 4/11/28	50,000	49,519

		1,307,727

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2018

Madison Corporate Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Materials - 4.0%
Arconic Inc., 5.125%, 10/1/24	$50,000	$50,703
Dow Chemical Co./The, 4.125%, 11/15/21	200,000	204,403
Nutrien Ltd. (B), 3.375%, 3/15/25	200,000	190,383
Packaging Corp. of America, 3.65%, 9/15/24	300,000	294,330
WestRock Co. (A), 3.75%, 3/15/25	100,000	98,288

		838,107
Real Estate - 3.8%
Boston Properties L.P., 3.65%, 2/1/26	100,000	96,476
Iron Mountain Inc. (A), 4.875%, 9/15/27	100,000	94,125
Simon Property Group L.P., 4.125%, 12/1/21	200,000	204,760
SL Green Operating Partnership L.P., 3.25%, 10/15/22	100,000	96,887
WP Carey Inc., 4.6%, 4/1/24	200,000	202,007
WP Carey Inc., 4.25%, 10/1/26	100,000	96,998

		791,253
Telecommunication Services - 5.0%
AT&T Inc., 5%, 3/1/21	200,000	209,069
AT&T Inc., 4.75%, 5/15/46	75,000	69,851
AT&T Inc., 5.15%, 2/14/50	100,000	101,318
Harris Corp., 5.054%, 4/27/45	160,000	173,190
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	87,500	87,183
Verizon Communications Inc., 5.15%, 9/15/23	200,000	215,061
Verizon Communications Inc., 4.4%, 11/1/34	200,000	193,583

		1,049,255
Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46	100,000	89,714

Total Corporate Notes and Bonds
(Cost $20,087,972)		19,882,760

LONG TERM MUNICIPAL BONDS - 2.0%
County of Palm Beach FL Revenue, 5%, 11/1/33	200,000	213,294
County of Pasco FL Water & Sewer
Revenue, Series B, 6.76%, 10/1/39	200,000	210,826

Total Long Term Municipal Bonds
(Cost $421,804)		424,120

SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government
Money Market Fund, 1.63%, Premier Class	582,745	$582,745

Total Short-Term Investments
(Cost $582,745)		582,745

TOTAL INVESTMENTS - 99.2%
(Cost $21,092,521**)		20,889,625

NET OTHER ASSETS AND LIABILITIES - 0.8%		172,144

TOTAL NET ASSETS - 100.0%		$21,061,769

**	Aggregate cost for Federal tax purposes was $21,092,521.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”.

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.7% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of April 30, 2018.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.

Madison High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 91.1%

Consumer Discretionary - 19.2%
Cablevision Systems Corp., 5.875%, 9/15/22	$250,000	$246,250
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	304,170
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	150,000	158,250
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	269,375
DISH DBS Corp., 6.75%, 6/1/21	500,000	497,500
GameStop Corp. (A) (B), 6.75%, 3/15/21	325,000	329,062
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	241,250
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	258,125
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	505,325
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	256,719
Pinnacle Entertainment Inc., 5.625%, 5/1/24	250,000	261,250
Scientific Games International Inc. (A), 5%, 10/15/25	300,000	289,785
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	246,875
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	308,750

		4,172,686
Consumer Staples - 8.7%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	250,000
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	255,000
Dean Foods Co. (A) (B), 6.5%, 3/15/23	250,000	239,688
JBS USA LUX S.A. / JBS USA Finance Inc. (A) (C), 6.75%, 2/15/28	250,000	240,000
Pilgrim’s Pride Corp. (A), 5.75%, 3/15/25	350,000	342,125
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	245,625
Simmons Foods Inc. (A), 5.75%, 11/1/24	375,000	319,372

		1,891,810
Energy - 17.2%
American Midstream Partners L.P. /
American Midstream Finance Corp. (A), 8.5%, 12/15/21	375,000	373,125
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	250,000	266,250
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	128,125
Carrizo Oil & Gas Inc. (B), 6.25%, 4/15/23	375,000	384,375
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	250,000	240,000
Jonah Energy LLC / Jonah Energy Finance
Corp. (A) (B), 7.25%, 10/15/25	500,000	400,000
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	398,000
QEP Resources Inc., 5.375%, 10/1/22	300,000	300,000
SM Energy Co. (B), 6.75%, 9/15/26	100,000	101,750
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	305,250
Sunoco L.P. / Sunoco Finance Corp. (A), 5.875%, 3/15/28	250,000	242,812
Unit Corp., 6.625%, 5/15/21	600,000	600,000

		3,739,687
Financials - 11.2%
Acrisure LLC / Acrisure Finance Inc. (A), 7%, 11/15/25	250,000	236,300
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	400,000	424,000
Equinix Inc., 5.875%, 1/15/26	250,000	258,750
FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	263,125
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	247,813
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	236,875
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	303,750
Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	245,000
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	222,500

		2,438,113
Health Care - 5.5%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	250,000
Avantor Inc. (A), 6%, 10/1/24	300,000	301,500
HCA Inc., 5.875%, 2/15/26	250,000	253,125
Teva Pharmaceutical Finance Netherlands III BV (A) (B) (C), 6%, 4/15/24	100,000	97,036
Valeant Pharmaceuticals International Inc.
(A) (C), 5.625%, 12/1/21	300,000	290,250

		1,191,911
Industrials - 14.0%
ARD Finance S.A., 7.125% Cash, 7.875 PIK
(C), 7.125%, 9/15/23	250,000	255,625
Ashtead Capital Inc. (A), 4.125%, 8/15/25	260,000	247,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	240,000
Bombardier Inc. (A) (C), 8.75%, 12/1/21	250,000	278,207
DAE Funding LLC (A), 5%, 8/1/24	250,000	240,950
GFL Environmental Inc. (A) (C), 5.375%, 3/1/23	250,000	247,500
Herc Rentals Inc. (A), 7.5%, 6/1/22	240,000	254,400
Mueller Industries Inc., 6%, 3/1/27	250,000	248,125
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	200,000	201,520
Prime Security Services Borrower LLC /Prime Finance Inc. (A), 9.25%, 5/15/23	101,000	108,323
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	270,312
Tennant Co., 5.625%, 5/1/25	250,000	254,733
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	197,940

		3,044,635
See accompanying Notes to Financial Statements.

21

Madison Funds | April 30, 2018

Madison High Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Information Technology - 2.4%
Alliance Data Systems Corp. (A), 5.875%, 11/1/21	$100,000	$101,750
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	409,813

		511,563
Materials - 3.6%
Cornerstone Chemical Co. (A), 6.75%, 8/15/24	250,000	247,500
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	550,000	532,125

		779,625
Real Estate - 1.8%
Iron Mountain Inc., 5.75%, 8/15/24	400,000	393,840

Telecommunication Services - 4.1%
Altice Luxembourg S.A. (A) (B) (C), 7.625%, 2/15/25	250,000	225,312
Frontier Communications Corp. (A) (B), 8.5%, 4/1/26	150,000	145,875
Inmarsat Finance PLC (A) (C), 6.5%, 10/1/24	300,000	294,000
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	218,750	217,956

		883,143
Utilities - 3.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25	250,000	245,625
Calpine Corp., 5.5%, 2/1/24	300,000	275,250
NRG Energy Inc., 6.25%, 5/1/24	200,000	206,750

		727,625

Total Corporate Notes and Bonds
(Cost $19,823,628)		19,774,638
	Shares
SHORT-TERM INVESTMENTS - 7.6%
State Street Institutional U.S. Government
Money Market Fund, 1.63%, Premier Class	1,638,916	1,638,916

Total Short-Term Investments
(Cost $1,638,916)		1,638,916

COLLATERAL FOR SECURITIES ON
LOAN (D) - 8.9%
State Street Navigator Securities Lending
Government Money Market Portfolio, 1.69%	1,932,803	1,932,803

Total Collateral for Securities on Loan
(Cost $1,932,803)		1,932,803

TOTAL INVESTMENTS - 107.6%
(Cost $23,395,347**)		23,346,357
NET OTHER ASSETS AND LIABILITIES - (7.6%)		(1,647,681)

TOTAL NET ASSETS - 100.0%		$21,698,676

**	Aggregate cost for Federal tax purposes was $23,395,347.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

(B)
A portion of securities on loan with an aggregate value of $1,895,228; cash collateral (included in liabilities) of $1,932,803 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.9% of total net assets.
(D)	Represents investments of cash collateral received in connection with securities lending.
PIK	Payment in Kind.
PLC	Public Limited Company.

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 63.0%

Consumer Discretionary - 6.9%
Carnival Corp.	31,500	$1,986,390
Home Depot Inc./The	14,500	2,679,600
McDonald’s Corp.	10,000	1,674,400
Starbucks Corp.	39,500	2,274,015
TJX Cos. Inc./The	27,000	2,290,950

		10,905,355
Consumer Staples - 6.0%
Diageo PLC, ADR	17,000	2,413,320
JM Smucker Co./The	9,000	1,026,720
Nestle S.A., ADR	31,000	2,398,160
PepsiCo Inc.	19,500	1,968,330
Procter & Gamble Co./The	23,500	1,699,990

		9,506,520
Energy - 6.0%
Chevron Corp.	20,800	2,602,288
Exxon Mobil Corp.	51,500	4,004,125
Schlumberger Ltd.	41,500	2,845,240

		9,451,653
Financials - 10.9%
BB&T Corp.	30,500	1,610,400
Chubb Ltd.	10,500	1,424,535
CME Group Inc.	20,500	3,232,440
Northern Trust Corp.	13,500	1,441,125
PNC Financial Services Group Inc./The	11,000	1,601,710
Travelers Cos. Inc./The	16,500	2,171,400
US Bancorp	60,500	3,052,225
Wells Fargo & Co.	49,500	2,572,020

		17,105,855
Health Care - 8.6%
Amgen Inc.	10,500	1,832,040
Johnson & Johnson	23,500	2,972,515
Medtronic PLC	28,100	2,251,653
Merck & Co. Inc.	31,000	1,824,970
Novartis AG, ADR	28,800	2,208,672
Pfizer Inc.	67,000	2,452,870

		13,542,720
Industrials - 8.8%
3M Co.	5,500	1,069,145
Caterpillar Inc.	7,000	1,010,520
Emerson Electric Co.	31,500	2,091,915
Fastenal Co.	49,500	2,474,505
Union Pacific Corp.	12,500	1,670,375
United Parcel Service Inc., Class B	24,700	2,803,450
United Technologies Corp.	22,500	2,703,375

		13,823,285
Information Technology - 8.1%
Accenture PLC, Class A	8,500	1,285,200
Analog Devices Inc.	15,000	1,310,250
Automatic Data Processing Inc.	10,000	1,180,800
Cisco Systems Inc.	84,000	3,720,360
Microsoft Corp.	34,000	3,179,680
TE Connectivity Ltd.	10,200	935,850
Texas Instruments Inc.	10,500	1,065,015

		12,677,155
Materials - 3.9%
Nucor Corp.	41,500	2,557,230
Praxair Inc.	23,500	3,584,220

		6,141,450
Telecommunication Service - 1.5%
Verizon Communications Inc.	49,000	2,418,150

Utilities - 2.3%
Dominion Energy Inc.	24,000	1,597,440
NextEra Energy Inc.	12,500	2,048,875

		3,646,315

Total Common Stocks
(Cost $74,382,154)		99,218,458
	Par Value
ASSET BACKED SECURITIES - 1.6%
American Express Credit Account Master
Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$250,000	246,395
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	159,267	158,920
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (A), 2.197%, 1/18/22	200,000	200,413
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (B), 2.12%, 11/15/29	400,000	395,081
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (B), 3.04%, 4/15/30	250,000	249,404
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (B), 2.09%, 2/22/21	400,000	398,659
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A1, 1.77%, 8/15/20	250,000	249,493
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	76,474	76,484
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	134,041	133,993
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	450,000	442,001

Total Asset Backed Securities
(Cost $2,559,792)		2,550,843

See accompanying Notes to Financial Statements.

22

Madison Funds | April 30, 2018

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	$200,000	$201,517
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	250,000	256,907
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	93,554	101,061
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	263,380	260,104
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	277,399	272,494
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	406,565	413,729
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	238,255	254,950

Total Collateralized Mortgage
Obligations (Cost $1,835,494)		1,760,762

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A) (C), 1.188%, 1/25/23	3,797,552	149,445
Fannie Mae-Aces, Series 2013-M12, Class APT (A) (C), 2.467%, 3/25/23	359,145	347,378
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	225,000	219,765
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.882%, 2/25/45	300,000	301,540

Total Commercial Mortgage-Backed
Securities (Cost $1,061,412)		1,018,128

CORPORATE NOTES AND BONDS - 13.7%
Consumer Discretionary - 3.0%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	511,965
Amazon.com Inc. (B), 2.8%, 8/22/24	125,000	120,307
Booking Holdings Inc., 3.6%, 6/1/26	250,000	242,343
CCO Holdings LLC / CCO Holdings Capital Corp. (B), 5.875%, 5/1/27	200,000	195,500
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	203,906
Discovery Communications LLC, 5%, 9/20/37	250,000	244,899
DISH DBS Corp., 6.75%, 6/1/21	200,000	199,000
ERAC USA Finance LLC (B), 6.7%, 6/1/34	150,000	183,011
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	300,000	300,164
GameStop Corp. (B) (D), 6.75%, 3/15/21	100,000	101,250
General Motors Financial Co. Inc., 3.2%, 7/6/21	300,000	296,287
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	127,775
Lennar Corp., 4.75%, 4/1/21	150,000	152,023
Marriott International Inc., 3.125%, 6/15/26	250,000	232,729
McDonald’s Corp., MTN, 4.875%, 12/9/45	300,000	317,641
Newell Brands Inc., 5.5%, 4/1/46	450,000	466,578
Omnicom Group Inc., 3.6%, 4/15/26	350,000	335,109
Time Warner Inc., 4.75%, 3/29/21	400,000	415,840
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	150,842

		4,797,169
Consumer Staples - 0.4%
Anheuser-Busch InBev Finance Inc., 4.9%,
2/1/46	250,000	259,364
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	250,000	229,306
Tyson Foods Inc., 3.55%, 6/2/27	75,000	71,239

		559,909
Energy - 2.2%
Antero Resources Corp., 5.625%, 6/1/23	150,000	153,188
BP Capital Markets PLC (E), 3.119%, 5/4/26	200,000	191,356
ConocoPhillips Co., 4.15%, 11/15/34	500,000	505,970
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	469,944
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	297,435
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	230,267
Jonah Energy LLC / Jonah Energy Finance Corp. (B) (D), 7.25%, 10/15/25	150,000	120,000
Marathon Oil Corp., 2.7%, 6/1/20	300,000	295,575
Phillips 66, 4.65%, 11/15/34	500,000	517,551
Schlumberger Holdings Corp. (B), 4%, 12/21/25	300,000	300,274
Valero Energy Corp., 6.625%, 6/15/37	250,000	312,183
Valero Energy Partners L.P., 4.5%, 3/15/28	150,000	148,174

		3,541,917
Financials - 3.6%
Air Lease Corp., 3.75%, 2/1/22	300,000	300,399
Air Lease Corp., 3.625%, 4/1/27	200,000	186,647
American Express Co., 2.5%, 8/1/22	400,000	383,775
Bank of America Corp., MTN, (3M LIBOR + 1.090%) (A), 3.093%, 10/1/25	400,000	381,038
Bank of Montreal, MTN (E), 1.9%, 8/27/21	250,000	239,273
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	400,000	375,325
BB&T Corp., MTN, 2.85%, 10/26/24	200,000	190,632
Berkshire Hathaway Inc., 3.125%, 3/15/26	100,000	96,347
Capital One Financial Corp., 2.45%, 4/24/19	200,000	199,406
Capital One Financial Corp., 3.3%,
10/30/24	200,000	190,485
Cboe Global Markets Inc., 3.65%, 1/12/27	175,000	168,833
Goldman Sachs Group Inc./The(3M LIBOR + 1.201%) (A), 3.272%, 9/29/25	350,000	332,869
Huntington National Bank/The, 2.2%, 4/1/19	400,000	398,331
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	190,772
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	292,242
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	323,937
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	98,559
Morgan Stanley, 4.3%, 1/27/45	250,000	241,970
Nasdaq Inc., 3.85%, 6/30/26	50,000	48,554
New York Life Global Funding (B), 1.95%, 2/11/20	300,000	294,717
Regions Financial Corp., 3.2%, 2/8/21	250,000	248,730
Regions Financial Corp., 2.75%, 8/14/22	250,000	241,053
Synchrony Financial, 3.7%, 8/4/26	250,000	231,014

		5,654,908
Health Care - 1.3%
AbbVie Inc., 4.45%, 5/14/46	200,000	190,481
Allergan Funding SCS (E), 4.75%, 3/15/45	150,000	141,752
CVS Health Corp., 5.125%, 7/20/45	250,000	259,667
HCA Inc., 3.75%, 3/15/19	150,000	150,375
Humana Inc., 2.5%, 12/15/20	300,000	294,685
Shire Acquisitions Investments Ireland DAC (E), 1.9%, 9/23/19	350,000	343,819
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	390,371
Zoetis Inc., 3%, 9/12/27	350,000	323,003

		2,094,153
Industrials - 0.4%
Masco Corp., 4.375%, 4/1/26	150,000	150,937
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	263,884
United Rentals North America Inc., 4.625%, 7/15/23	200,000	203,000

		617,821
Information Technology - 1.8%
Analog Devices Inc., 5.3%, 12/15/45	225,000	246,206
Autodesk Inc., 4.375%, 6/15/25	250,000	253,655
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	456,805
Citrix Systems Inc., 4.5%, 12/1/27	55,000	53,368
Dell International LLC / EMC Corp. (B), 8.35%, 7/15/46	75,000	92,347
Fidelity National Information Services Inc., 3%, 8/15/26	175,000	160,639
Fiserv Inc., 2.7%, 6/1/20	250,000	247,875
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	175,000	179,809
Intel Corp. (B), 3.734%, 12/8/47	272,000	254,667
International Business Machines Corp., 1.875%, 8/1/22	400,000	377,077
Oracle Corp., 4%, 7/15/46	325,000	314,322
Thomson Reuters Corp. (E), 4.3%, 11/23/23	225,000	227,880

		2,864,650
Real Estate - 0.5%
Brixmor Operating Partnership L.P., 3.65%,
6/15/24	250,000	240,907
Iron Mountain Inc. (B), 4.875%, 9/15/27	100,000	94,125
Store Capital Corp., 4.5%, 3/15/28	200,000	196,050
Welltower Inc., 4.5%, 1/15/24	200,000	204,969

		736,051
Telecommunication Services - 0.5%
AT&T Inc., 4.75%, 5/15/46	200,000	186,270
AT&T Inc., 5.15%, 2/14/50	150,000	151,976
Verizon Communications Inc., 5.15%, 9/15/23	400,000	430,122

		768,368

Total Corporate Notes and Bonds
(Cost $21,777,744)		21,634,946
LONG TERM MUNICIPAL BONDS - 2.2%
County of Pasco FL Water & Sewer
Revenue, Series B, 6.76%, 10/1/39	500,000	527,065
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	500,000	534,935
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	402,590
New York City Transitional Finance
Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	518,180
Northside Independent School District,
General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	325,000	337,909
Rancho Water District Financing Authority
Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,380
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	345,000	369,868
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	500,000	518,720
Washington County School District #1
West Union, General Obligation, 4.355%, 6/30/34	200,000	211,014

Total Long Term Municipal Bonds
(Cost $3,444,943)		3,425,661

See accompanying Notes to Financial Statements.

23

Madison Funds | April 30, 2018

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES - 7.2%

Fannie Mae - 4.5%
3%, 9/1/30 Pool # 890696	$219,814	$218,587
3%, 12/1/30 Pool # AL8924	352,656	350,906
7%, 11/1/31 Pool # 607515	7,072	7,744
3.5%, 12/1/31 Pool # MA0919	544,344	551,209
3%, 2/1/32 Pool # AL9867	216,287	214,691
7%, 5/1/32 Pool # 644591	874	894
3.5%, 8/1/32 Pool # MA3098	226,169	229,091
3.5%, 9/1/32 Pool # MA3126	185,438	187,834
5.5%, 10/1/33 Pool # 254904	51,251	56,112
7%, 7/1/34 Pool # 792636	4,814	4,941
4%, 2/1/35 Pool # MA2177	354,266	366,245
5%, 8/1/35 Pool # 829670	45,855	49,213
5%, 9/1/35 Pool # 820347	62,383	67,560
5%, 9/1/35 Pool # 835699	49,830	53,914
3%, 12/1/35 Pool # AS6267	293,348	289,338
5%, 12/1/35 Pool # 850561	17,890	19,217
5.5%, 9/1/36 Pool # 831820	91,612	102,056
6%, 9/1/36 Pool # 831741	74,334	82,240
5.5%, 10/1/36 Pool # 901723	35,372	38,573
5.5%, 12/1/36 Pool # 903059	73,200	79,724
4.5%, 7/1/41 Pool # AB3274	183,615	193,246
5.5%, 7/1/41 Pool # AL6588	167,542	183,609
3.5%, 6/1/42 Pool # AO4134	282,016	282,096
4%, 6/1/42 Pool # MA1087	198,187	203,385
3.5%, 8/1/42 Pool # AO8100	181,997	181,975
3.5%, 8/1/42 Pool # AP2133	213,124	213,141
4%, 10/1/42 Pool # AP7363	372,804	382,584
3%, 2/1/43 Pool # AB8486	318,843	310,291
3%, 2/1/43 Pool # AB8563	194,304	189,051
3%, 2/1/43 Pool # AL3072	303,727	295,792
3%, 3/1/43 Pool # AB8818	314,067	305,611
3.5%, 3/1/43 Pool # AT0310	165,871	165,885
4%, 1/1/45 Pool # AS4257	139,666	142,949
4%, 1/1/45 Pool # MA2145	374,826	382,924
4.5%, 2/1/45 Pool # MA2193	265,804	277,840
3.5%, 12/1/45 Pool # AS6309	172,725	171,705
3%, 1/1/47 Pool # BE0108	232,846	225,456

		7,077,629
Freddie Mac - 2.7%
4.5%, 2/1/25 Pool # J11722	36,949	38,284
4.5%, 5/1/25 Pool # J12247	31,794	32,947
8%, 6/1/30 Pool # C01005	1,179	1,354
6.5%, 1/1/32 Pool # C62333	36,365	40,963
5%, 10/1/39 Pool # G60465	426,619	457,194
3.5%, 11/1/40 Pool # G06168	300,145	300,505
4.5%, 9/1/41 Pool # Q03516	154,559	162,608
4%, 10/1/41 Pool # Q04092	220,196	226,333
3%, 8/1/42 Pool # G08502	268,692	261,619
3%, 9/1/42 Pool # C04233	276,198	268,798
3%, 4/1/43 Pool # V80025	318,837	310,110
3%, 4/1/43 Pool # V80026	317,758	309,023
3.5%, 8/1/44 Pool # Q27927	494,358	494,339
3%, 7/1/45 Pool # G08653	385,022	372,467
3.5%, 8/1/45 Pool # Q35614	375,335	374,737
3%, 10/1/46 Pool # G60722	289,061	279,242
4%, 3/1/47 Pool # Q46801	354,479	362,740

		4,293,263
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	13,752	15,418
6.5%, 4/20/31 Pool # 3068	8,038	9,079

		24,497

Total Mortgage Backed Securities
(Cost $11,741,785)		11,395,389

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.8%

Federal Home Loan Bank - 0.3%
1.750%, 12/21/23 (F)	400,000	394,543

U.S. Treasury Bonds - 2.1%
6.625%, 2/15/27	860,000	1,107,788
3.000%, 5/15/42	500,000	494,316
2.500%, 2/15/45	350,000	312,238
2.500%, 5/15/46	500,000	444,082
2.250%, 8/15/46	500,000	420,449
3.000%, 5/15/47	500,000	490,801

		3,269,674
U.S. Treasury Notes - 5.4%
3.375%, 11/15/19	1,000,000	1,014,219
2.000%, 7/31/20	1,500,000	1,482,246
2.625%, 11/15/20	1,500,000	1,501,406
1.750%, 5/15/22	2,500,000	2,406,738
2.500%, 8/15/23	750,000	738,398
2.125%, 3/31/24	1,000,000	960,430
1.500%, 8/15/26	500,000	447,481

		8,550,918

Total U.S. Government and Agency
Obligations (Cost $12,432,010)		12,215,135

SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S. Government
Money Market Fund, 1.63%, Premier Class	3,774,556	3,774,556

Total Short-Term Investments
(Cost $3,774,556)		3,774,556

COLLATERAL FOR SECURITIES ON LOAN (G) - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69%	222,950	222,950

Total Collateral for Securities on Loan
(Cost $222,950)		222,950

TOTAL INVESTMENTS - 99.8%
(Cost $133,232,840**)		157,216,828

NET OTHER ASSETS AND LIABILITIES - 0.2%		388,880

TOTAL NET ASSETS - 100.0%		$157,605,708

**	Aggregate cost for Federal tax purposes was $133,410,925.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2018.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)
A portion of securities on loan with an aggregate value of $218,096; cash collateral (included in liabilities) of $222,950 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.7% of total net assets.
(F)	Stepped rate security. Rate shown is as of April 30, 2018.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-
GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Financial Statements.

24

Madison Funds | April 30, 2018

Madison Covered Call & Equity Income Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 88.5%

Consumer Discretionary - 7.8%
Discovery Inc., Class A*	33,800	$799,370
Discovery Inc., Class C*	36,000	799,920
General Motors Co. (A)	84,500	3,104,530
Nordstrom Inc. (A)	52,300	2,644,288
Whirlpool Corp. (A)	13,300	2,060,835

		9,408,943
Consumer Staples - 1.9%
JM Smucker Co./The	20,000	2,281,600

Energy - 11.1%
Apache Corp. (A)	77,700	3,181,815
Baker Hughes, a GE Co. (A)	96,300	3,477,393
Canadian Natural Resources Ltd. (A)	38,000	1,371,040
National Oilwell Varco Inc. (A)	44,200	1,709,214
Occidental Petroleum Corp. (A)	15,900	1,228,434
Range Resources Corp. (A)	169,200	2,343,420

		13,311,316
Financials - 11.4%
Bank of America Corp. (A)	97,800	2,926,176
Citigroup Inc. (A)	42,100	2,874,167
JPMorgan Chase & Co. (A)	23,900	2,599,842
Northern Trust Corp. (A)	25,000	2,668,750
Regions Financial Corp. (A)	139,300	2,604,910

		13,673,845
Health Care - 11.9%
Baxter International Inc. (A)	66,000	4,587,000
Cerner Corp.* (A)	44,000	2,563,000
CVS Health Corp. (A)	35,200	2,458,016
Gilead Sciences Inc. (A)	41,200	2,975,876
McKesson Corp. (A)	10,500	1,640,205

		14,224,097
Industrials - 6.9%
Delta Air Lines Inc. (A)	47,000	2,454,340
Fastenal Co.	28,800	1,439,712
FedEx Corp. (A)	12,500	3,090,000
Textron Inc. (A)	20,700	1,286,298

		8,270,350
Information Technology - 16.1%
Alphabet Inc., Class C* (A)	3,800	3,865,854
Analog Devices Inc. (A)	29,600	2,585,560
Ciena Corp.* (A)	137,600	3,543,200
Microsoft Corp. (A)	43,100	4,030,712
QUALCOMM Inc. (A)	58,800	2,999,388
Xilinx Inc. (A)	36,200	2,325,488

		19,350,202
Materials - 10.2%
Alcoa Corp.* (A)	36,300	1,858,560
DowDuPont Inc. (A)	61,500	3,889,260
Freeport-McMoRan Inc. (A)	99,900	1,519,479
Newmont Mining Corp. (A)	68,700	2,699,223
Steel Dynamics Inc. (A)	50,800	2,276,348

		12,242,870
Real Estate - 3.2%
Weyerhaeuser Co. (A)	104,300	3,836,154

Telecommunication Service - 5.0%
T-Mobile U.S. Inc.* (A)	99,800	6,038,898

Utilities - 3.0%
AES Corp. (A)	296,000	3,623,040

Total Common Stocks
(Cost $116,681,578)		106,261,315

EXCHANGE TRADED FUNDS - 6.9%
PowerShares DB Gold Fund*	100,000	4,156,000
SPDR S&P Oil & Gas Exploration & Production ETF (A)	45,500	1,791,790
VanEck Vectors Gold Miners ETF	103,600	2,308,208

Total Exchange Traded Funds
(Cost $8,066,123)		8,255,998

SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government
Money Market Fund, 1.63%, Premier Class	6,799,415	6,799,415

Total Short-Term Investments
(Cost $6,799,415)		6,799,415

TOTAL INVESTMENTS - 101.1%
(Cost $131,547,116**)		121,316,728
TOTAL CALL OPTIONS WRITTEN - (1.8%)		(2,178,521)

NET OTHER ASSETS AND LIABILITIES - 0.7%		881,717

TOTAL NET ASSETS - 100.0%		$120,019,924

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $131,296,039.
(A)	All or a portion of these securities’ positions represent covers (directly or through conversion rights) for outstanding options written.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Written Option Contracts Outstanding at April 30, 2018

			Number of	Notional		Premiums	Unrealized Appreciation
Description	Exercise Price	Expiration Date	Contracts	Amount	Market Value	(Received)	(Depreciation)

Call Options Written

AES Corp.	$12.00	08/17/2018	(1,480)	$(148,000)	$(103,600)	$(42,863)	$(60,737)
Alcoa Corp.	47.00	05/18/2018	(71)	(7,100)	(34,080)	(14,836)	(19,244)
Alcoa Corp.	60.00	06/15/2018	(214)	(21,400)	(10,700)	(38,584)	27,884
Alcoa Corp.	55.00	07/20/2018	(78)	(7,800)	(18,915)	(17,558)	(1,357)
Alphabet Inc., Class C	1,130.00	05/18/2018	(13)	(1,300)	(617)	(43,811)	43,194
Alphabet Inc., Class C	1,130.00	06/15/2018	(13)	(1,300)	(3,705)	(42,042)	38,337
Analog Devices Inc.	92.50	05/18/2018	(54)	(5,400)	(1,485)	(7,234)	5,749
Analog Devices Inc.	95.00	05/18/2018	(90)	(9,000)	(675)	(18,744)	18,069
Analog Devices Inc.	95.00	06/15/2018	(90)	(9,000)	(6,300)	(26,906)	20,606
Apache Corp.	40.00	05/18/2018	(260)	(26,000)	(50,700)	(31,044)	(19,656)
Apache Corp.	45.00	07/20/2018	(260)	(26,000)	(29,770)	(32,157)	2,387
Baker Hughes, a GE Co.	37.00	06/15/2018	(300)	(30,000)	(36,750)	(32,455)	(4,295)
Bank of America Corp.	32.00	05/18/2018	(138)	(13,800)	(483)	(8,275)	7,792
Bank of America Corp.	33.00	08/17/2018	(840)	(84,000)	(34,020)	(55,046)	21,026
Baxter International Inc.	67.50	05/18/2018	(250)	(25,000)	(63,125)	(44,239)	(18,886)
Baxter International Inc.	70.00	05/18/2018	(185)	(18,500)	(16,650)	(24,477)	7,827
Baxter International Inc.	70.00	08/17/2018	(225)	(22,500)	(63,338)	(42,028)	(21,310)
Canadian Natural Resources Ltd.	32.00	05/18/2018	(190)	(19,000)	(80,750)	(15,662)	(65,088)
Canadian Natural Resources Ltd.	35.00	06/15/2018	(190)	(19,000)	(38,475)	(16,202)	(22,273)
Cerner Corp.	62.50	06/15/2018	(238)	(23,800)	(16,660)	(26,953)	10,293
Ciena Corp.	27.00	05/18/2018	(350)	(35,000)	(8,400)	(38,831)	30,431
Ciena Corp.	28.00	07/20/2018	(400)	(40,000)	(31,800)	(50,360)	18,560
Ciena Corp.	29.00	09/21/2018	(300)	(30,000)	(31,800)	(43,554)	11,754

See accompanying Notes to Financial Statements.

25

Madison Funds | April 30, 2018

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - continued

Written Option Contracts Outstanding at April 30, 2018

			Number of	Notional		Premiums	Unrealized Appreciation
Description	Exercise Price	Expiration Date	Contracts	Amount	Market Value	(Received)	(Depreciation)

Call Options Written

Citigroup Inc.	$72.50	06/15/2018	(171)	$(17,100)	$(8,122)	$(29,707)	$ 21,585
Citigroup Inc.	77.50	06/15/2018	(80)	(8,000)	(640)	(13,587)	12,947
Citigroup Inc.	75.00	09/21/2018	(170)	(17,000)	(18,615)	(34,717)	16,102
CVS Health Corp.	65.00	05/18/2018	(352)	(35,200)	(185,680)	(44,968)	(140,712)
Delta Air Lines Inc.	57.50	06/15/2018	(98)	(9,800)	(2,597)	(13,929)	11,332
Delta Air Lines Inc.	57.50	07/20/2018	(250)	(25,000)	(17,000)	(43,625)	26,625
DowDuPont Inc.	70.00	05/18/2018	(400)	(40,000)	(4,600)	(57,628)	53,028
FedEx Corp.	250.00	05/18/2018	(80)	(8,000)	(28,200)	(30,224)	2,024
FedEx Corp.	260.00	06/15/2018	(45)	(4,500)	(11,902)	(16,762)	4,860
Freeport-McMoRan Inc.	21.00	08/17/2018	(401)	(40,100)	(5,213)	(43,897)	38,684
General Motors Co.	37.00	05/18/2018	(350)	(35,000)	(23,450)	(34,867)	11,417
General Motors Co.	38.00	05/18/2018	(495)	(49,500)	(15,097)	(36,308)	21,211
Gilead Sciences Inc.	80.00	05/18/2018	(212)	(21,200)	(4,876)	(42,955)	38,079
Gilead Sciences Inc.	77.50	06/15/2018	(200)	(20,000)	(19,800)	(30,940)	11,140
JPMorgan Chase & Co.	115.00	05/18/2018	(59)	(5,900)	(1,180)	(16,723)	15,543
JPMorgan Chase & Co.	120.00	06/15/2018	(180)	(18,000)	(4,140)	(48,693)	44,553
McKesson Corp.	160.00	05/18/2018	(41)	(4,100)	(7,072)	(17,177)	10,105
McKesson Corp.	150.00	08/17/2018	(64)	(6,400)	(82,560)	(37,053)	(45,507)
Microsoft Corp.	95.00	05/18/2018	(147)	(14,700)	(17,273)	(45,429)	28,156
Microsoft Corp.	97.50	06/15/2018	(284)	(28,400)	(35,784)	(60,287)	24,503
National Oilwell Varco Inc.	36.00	05/18/2018	(225)	(22,500)	(65,813)	(30,192)	(35,621)
National Oilwell Varco Inc.	38.00	05/18/2018	(217)	(21,700)	(31,791)	(27,652)	(4,139)
Newmont Mining Corp.	40.00	06/15/2018	(687)	(68,700)	(70,418)	(68,503)	(1,915)
Nordstrom Inc.	50.00	05/18/2018	(523)	(52,300)	(121,336)	(81,697)	(39,639)
Northern Trust Corp.	110.00	07/20/2018	(250)	(25,000)	(75,625)	(95,186)	19,561
Occidental Petroleum Corp.	75.00	06/15/2018	(159)	(15,900)	(57,240)	(20,582)	(36,658)
QUALCOMM Inc.	60.00	06/15/2018	(300)	(30,000)	(6,450)	(45,333)	38,883
QUALCOMM Inc.	62.50	06/15/2018	(288)	(28,800)	(2,160)	(34,398)	32,238
Range Resources Corp.	17.00	06/15/2018	(850)	(85,000)	(12,750)	(60,291)	47,541
Regions Financial Corp.	18.00	05/18/2018	(580)	(58,000)	(51,330)	(54,512)	3,182
Regions Financial Corp.	20.00	05/18/2018	(233)	(23,300)	(1,864)	(16,514)	14,650
Regions Financial Corp.	20.00	08/17/2018	(560)	(56,000)	(28,000)	(39,351)	11,351
Regions Financial Corp.	21.00	08/17/2018	(20)	(2,000)	(540)	(1,619)	1,079
SPDR S&P Oil & Gas Exploration & Production ETF	35.00	05/18/2018	(455)	(45,500)	(204,750)	(60,383)	(144,367)
Steel Dynamics Inc.	49.00	05/18/2018	(227)	(22,700)	(4,540)	(48,869)	44,329
Steel Dynamics Inc.	50.00	05/18/2018	(227)	(22,700)	(2,270)	(42,231)	39,961
T-Mobile U.S. Inc.	65.00	05/18/2018	(298)	(29,800)	(17,135)	(55,201)	38,066
T-Mobile U.S. Inc.	67.50	05/18/2018	(500)	(50,000)	(12,500)	(106,306)	93,806
T-Mobile U.S. Inc.	67.50	08/17/2018	(200)	(20,000)	(25,500)	(49,610)	24,110
Textron Inc.	65.00	06/15/2018	(207)	(20,700)	(19,562)	(48,875)	29,313
Weyerhaeuser Co.	35.00	05/18/2018	(540)	(54,000)	(103,950)	(48,087)	(55,863)
Weyerhaeuser Co.	36.00	05/18/2018	(503)	(50,300)	(52,815)	(39,317)	(13,498)
Whirlpool Corp.	160.00	05/18/2018	(52)	(5,200)	(3,120)	(22,199)	19,079
Whirlpool Corp.	160.00	06/15/2018	(81)	(8,100)	(20,129)	(19,446)	(683)
Xilinx Inc.	70.00	06/15/2018	(19)	(1,900)	(1,586)	(2,944)	1,358
Xilinx Inc.	72.50	06/15/2018	(162)	(16,200)	(8,748)	(46,361)	37,613

Total Options Written, at Value					$(2,178,521)	$(2,578,996)	$ 400,475

See accompanying Notes to Financial Statements.

26

Madison Funds | April 30, 2018

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.2%

Consumer Discretionary - 10.7%
Carnival Corp.	33,500	$2,112,510
Home Depot Inc./The	15,500	2,864,400
McDonald’s Corp.	10,500	1,758,120
Starbucks Corp.	43,000	2,475,510
TJX Cos. Inc./The	30,000	2,545,500

		11,756,040
Consumer Staples - 9.3%
Diageo PLC, ADR	17,500	2,484,300
JM Smucker Co./The	10,000	1,140,800
Nestle S.A., ADR	33,000	2,552,880
PepsiCo Inc.	21,500	2,170,210
Procter & Gamble Co./The	26,000	1,880,840

		10,229,030
Energy - 9.4%
Chevron Corp.	23,500	2,940,085
Exxon Mobil Corp.	55,000	4,276,250
Schlumberger Ltd.	45,000	3,085,200

		10,301,535
Financials - 17.1%
BB&T Corp.	34,000	1,795,200
Chubb Ltd.	11,500	1,560,205
CME Group Inc.	22,000	3,468,960
Northern Trust Corp.	15,500	1,654,625
PNC Financial Services Group Inc./The	12,000	1,747,320
Travelers Cos. Inc./The	18,000	2,368,800
US Bancorp	64,000	3,228,800
Wells Fargo & Co.	56,000	2,909,760

		18,733,670
Health Care - 13.2%
Amgen Inc.	11,500	2,006,520
Johnson & Johnson	25,000	3,162,250
Medtronic PLC	29,500	2,363,835
Merck & Co. Inc.	35,500	2,089,885
Novartis AG, ADR	30,000	2,300,700
Pfizer Inc.	71,000	2,599,310

		14,522,500
Industrials - 13.7%
3M Co.	6,000	1,166,340
Caterpillar Inc.	8,000	1,154,880
Emerson Electric Co.	34,500	2,291,145
Fastenal Co.	55,000	2,749,450
Union Pacific Corp.	14,000	1,870,820
United Parcel Service Inc., Class B	26,000	2,951,000
United Technologies Corp.	23,500	2,823,525

		15,007,160
Information Technology - 12.7%
Accenture PLC, Class A	10,000	1,512,000
Analog Devices Inc.	17,000	1,484,950
Automatic Data Processing Inc.	11,000	1,298,880
Cisco Systems Inc.	86,500	3,831,085
Microsoft Corp.	38,000	3,553,760
TE Connectivity Ltd.	11,500	1,055,125
Texas Instruments Inc.	11,500	1,166,445

		13,902,245
Materials - 6.0%
Nucor Corp.	46,000	2,834,520
Praxair Inc.	24,500	3,736,740

		6,571,260
Telecommunication Service - 2.5%
Verizon Communications Inc.	54,500	2,689,575

Utilities - 3.6%
Dominion Energy Inc.	25,500	1,697,280
NextEra Energy Inc.	14,000	2,294,740

		3,992,020

Total Common Stocks
(Cost $92,233,512)		107,705,035

SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government
Money Market Fund, 1.63%, Premier Class	1,265,364	1,265,364

Total Short-Term Investments
(Cost $1,265,364)		1,265,364

TOTAL INVESTMENTS - 99.4%
(Cost $93,498,876**)		108,970,399

NET OTHER ASSETS AND LIABILITIES - 0.6%		671,571

TOTAL NET ASSETS - 100.0%		$109,641,970

**	Aggregate cost for Federal tax purposes was $93,544,017.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 94.9%

Consumer Staples - 5.1%
Archer-Daniels-Midland Co.	69,000	$3,131,220
Nestle S.A., ADR	24,000	1,856,640

		4,987,860
Energy - 15.6%
Canadian Natural Resources Ltd.	103,500	3,734,280
Chevron Corp.	16,000	2,001,760
EOG Resources Inc.	44,000	5,199,480
Halliburton Co.	83,500	4,424,665

		15,360,185
Financials - 22.9%
Bank of America Corp.	131,000	3,919,520
Bank of New York Mellon Corp./The	79,500	4,333,545
Berkshire Hathaway Inc., Class B *	11,000	2,131,030
Hartford Financial Services Group Inc./The	54,500	2,934,280
JPMorgan Chase & Co.	39,500	4,296,810
Regions Financial Corp.	112,000	2,094,400
US Bancorp	55,500	2,799,975

		22,509,560
Health Care - 6.4%
Baxter International Inc.	59,500	4,135,250
Humana Inc.	7,500	2,206,350

		6,341,600
Industrials - 10.7%
FedEx Corp.	15,700	3,881,040
Jacobs Engineering Group Inc.	42,500	2,468,825
Textron Inc.	67,500	4,194,450

		10,544,315
Information Technology - 6.7%
Seagate Technology PLC	54,500	3,155,005
TE Connectivity Ltd.	38,000	3,486,500

		6,641,505
Materials - 12.2%
DowDuPont Inc.	60,000	3,794,400
Newmont Mining Corp.	63,500	2,494,915
Rio Tinto PLC, ADR	72,500	3,983,875
Teck Resources Ltd., Class B	70,500	1,771,665

		12,044,855
Real Estate - 4.1%
Weyerhaeuser Co.	109,000	4,009,020

Telecommunication Service - 3.7%
T-Mobile U.S. Inc. *	61,000	3,691,110

Utilities - 7.5%
AES Corp.	312,000	3,818,880
NRG Energy Inc.	114,000	3,534,000

		7,352,880

Total Common Stocks
(Cost $76,229,721)		93,482,890

SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional U.S. Government
Money Market Fund, 1.63%, Premier Class	5,371,989	5,371,989

Total Short-Term Investments
(Cost $5,371,989)		5,371,989

TOTAL INVESTMENTS - 100.4%
(Cost $81,601,710**)		98,854,879

NET OTHER ASSETS AND LIABILITIES - (0.4%)		(406,553)

TOTAL NET ASSETS - 100.0%		$98,448,326

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $81,655,079.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

27

Madison Funds | April 30, 2018

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.5%

Consumer Discretionary - 20.4%
CarMax Inc.*	148,477	$9,279,813
Comcast Corp., Class A	278,940	8,755,927
O’Reilly Automotive Inc.*	24,107	6,173,079
Omnicom Group Inc. / Omnicom Capital Inc.	165,761	12,209,955
Starbucks Corp.	119,867	6,900,743
TJX Cos. Inc./The	183,829	15,597,891

		58,917,408
Consumer Staples - 4.2%
Diageo PLC, ADR	38,675	5,490,303
JM Smucker Co./The	58,654	6,691,248

		12,181,551
Financials - 16.1%
Berkshire Hathaway Inc., Class B*	57,168	11,075,157
Brookfield Asset Management Inc.,
Class A	274,868	10,895,768
Charles Schwab Corp./The	108,099	6,018,952
Markel Corp.*	4,231	4,781,199
US Bancorp	268,740	13,557,933

		46,329,009
Health Care - 15.9%
Danaher Corp.	121,956	12,234,626
Henry Schein Inc.*	146,162	11,108,312
Johnson & Johnson	53,716	6,794,537
Novartis AG, ADR	147,322	11,298,124
Varian Medical Systems Inc.*	38,475	4,447,325

		45,882,924
Industrials - 6.4%
Copart Inc.*	101,362	5,177,571
Jacobs Engineering Group Inc.	227,687	13,226,338

		18,403,909
Information Technology - 20.8%
Accenture PLC, Class A	59,778	9,038,434
Alphabet Inc., Class C*	9,979	10,151,936
Analog Devices Inc.	73,217	6,395,505
CDW Corp.	101,360	7,225,954
Oracle Corp.	240,814	10,997,975
TE Connectivity Ltd.	68,567	6,291,022
Visa Inc., Class A	77,543	9,838,656

		59,939,482
Materials - 9.2%
PPG Industries Inc.	141,809	15,014,737
Praxair Inc.	75,038	11,444,796

		26,459,533
Real Estate - 3.5%
American Tower Corp.	73,257	9,989,324

Total Common Stocks
(Cost $205,808,528)		278,103,140
SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional U.S.
Government Money Market Fund, 1.63%, Premier Class	17,211,057	17,211,057

Total Short-Term Investments
(Cost $17,211,057)		17,211,057

TOTAL INVESTMENTS - 102.5%
(Cost $223,019,585**)		295,314,197
NET OTHER ASSETS AND LIABILITIES - (2.5%)		(7,280,277)

TOTAL NET ASSETS - 100.0%		$288,033,920

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $223,131,864.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 95.6%

Consumer Discretionary - 23.0%
CarMax Inc.*	208,570	$13,035,625
Liberty Broadband Corp., Class C*	216,048	15,315,643
Liberty Global PLC, Series C*	301,577	8,775,891
O’Reilly Automotive Inc.*	46,526	11,913,913
Omnicom Group Inc.	161,763	11,915,462
Ross Stores Inc.	87,585	7,081,247
TJX Cos. Inc./The	137,890	11,699,966

		79,737,747
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	66,046	3,701,218

Energy - 0.9%
Oceaneering International Inc.	147,917	3,141,757

Financials - 23.4%
Arch Capital Group Ltd.*	198,642	15,917,183
Brookfield Asset Management Inc.,
Class A	326,615	12,947,019
Brown & Brown Inc.	522,176	14,218,852
Glacier Bancorp Inc.	203,459	7,534,087
Markel Corp.*	16,048	18,134,882
WR Berkley Corp.	164,242	12,245,884

		80,997,907
Health Care - 13.1%
DaVita Inc.*	135,870	8,531,277
Henry Schein Inc.*	176,734	13,431,784
Laboratory Corp. of America Holdings*	74,294	12,685,701
Zoetis Inc.	129,783	10,834,285

		45,483,047
Industrials - 16.1%
Copart Inc.*	403,710	20,621,507
Expeditors International of Washington Inc.	205,946	13,151,711
Fastenal Co.	178,584	8,927,414
IHS Markit Ltd.*	270,021	13,266,132

		55,966,764
Information Technology - 6.3%
Amphenol Corp., Class A	82,414	6,898,876
CDW Corp.	208,183	14,841,366

		21,740,242
Materials - 9.0%
Axalta Coating Systems Ltd.*	400,679	12,380,981
Crown Holdings Inc.*	177,345	8,838,875
NewMarket Corp.	9,037	3,429,993
RPM International Inc.	138,286	6,679,214

		31,329,063
Real Estate - 2.7%
Crown Castle International Corp.	91,824	9,262,287

Total Common Stocks
(Cost $212,243,087)		331,360,032
SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S.
Government Money Market Fund, 1.63%, Premier Class	17,391,438	17,391,438

Total Short-Term Investments
(Cost $17,391,438)		17,391,438

TOTAL INVESTMENTS - 100.6%
(Cost $229,634,525**)		348,751,470
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(2,169,851)

TOTAL NET ASSETS - 100.0%		$346,581,619

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $229,634,544.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

28

Madison Funds | April 30, 2018

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.0%

Consumer Discretionary - 3.9%
Cato Corp./The, Class A	36,183	$586,526
Dave & Buster’s Entertainment Inc.*	6,812	289,442
Fred’s Inc., Class A	73,063	174,986
Gentherm Inc.*	16,450	556,010
Helen of Troy Ltd.*	6,556	584,467
TRI Pointe Group Inc.*	71,524	1,223,776

		3,415,207
Consumer Staples - 3.4%
C&C Group PLC (A)	344,192	1,295,814
Cranswick PLC (A)	30,613	1,224,705
Smart & Final Stores Inc.*	86,702	442,180

		2,962,699
Energy - 4.7%
Dorian LPG Ltd.*	65,156	468,472
Era Group Inc.*	34,454	363,490
Resolute Energy Corp.* (B)	26,638	889,443
Scorpio Tankers Inc.	256,123	681,287
SEACOR Holdings Inc.*	19,910	1,091,864
SEACOR Marine Holdings Inc.*	28,632	678,292

		4,172,848
Financials - 20.5%
1st Source Corp.	17,711	920,972
Banc of California Inc.	62,334	1,196,813
FCB Financial Holdings Inc., Class A*	11,144	644,123
First Busey Corp.	41,929	1,243,195
First Midwest Bancorp Inc.	93,478	2,272,450
Flushing Financial Corp.	41,771	1,082,287
Great Western Bancorp Inc.	41,120	1,691,677
International Bancshares Corp.	40,084	1,595,343
Kemper Corp.	26,295	1,774,912
MB Financial Inc.	43,041	1,834,407
Northwest Bancshares Inc.	112,095	1,860,777
Solar Capital Ltd.	35,355	720,535
Union Bankshares Corp.	31,790	1,201,980

		18,039,471
Health Care - 5.2%
Allscripts Healthcare Solutions Inc.*	128,194	1,489,614
AMN Healthcare Services Inc.*	11,361	759,483
CorVel Corp.*	14,506	711,519
Haemonetics Corp.*	12,719	992,591
Natus Medical Inc.*	17,599	581,647

		4,534,854
Industrials - 33.5%
Aerospace & Defense - 2.4%
Astronics Corp.*	11,127	407,026
Cubic Corp.	27,498	1,698,001

		2,105,027
Air Freight & Logistics - 1.2%
Forward Air Corp.	19,188	1,035,960

Building Products - 1.7%
Tyman PLC (A)	342,687	1,475,509

Commercial Services & Supplies - 4.9%
ACCO Brands Corp.	110,237	1,328,356
Matthews International Corp., Class A	25,019	1,229,684
SP Plus Corp.*	30,058	1,056,539
Steelcase Inc., Class A	53,238	705,403

		4,319,982
Construction & Engineering - 0.8%
Primoris Services Corp.	27,532	704,544

Electrical Equipment - 1.7%
Thermon Group Holdings Inc.*	66,763	1,521,529

Machinery - 10.9%
Albany International Corp., Class A	32,137	1,900,903
CIRCOR International Inc.	19,424	822,995
ESCO Technologies Inc.	29,902	1,670,027
Luxfer Holdings PLC	61,948	867,272
Mueller Industries Inc.	74,571	2,026,840
TriMas Corp.*	85,905	2,328,025

		9,616,062
Professional Services - 8.5%
Forrester Research Inc.	37,210	1,480,958
FTI Consulting Inc.*	35,764	2,088,618
Huron Consulting Group Inc.*	28,191	1,055,753
ICF International Inc.	15,379	1,031,931
Mistras Group Inc.*	48,995	953,933
Navigant Consulting Inc.*	40,760	871,856

		7,483,049
Trading Companies & Distributors - 1.4%
GATX Corp.	18,181	1,186,128

		29,447,790
Information Technology - 7.6%
Belden Inc.	36,075	2,222,220
CTS Corp.	42,834	1,282,878
Diebold Nixdorf Inc. (B)	43,850	673,098
ScanSource Inc.*	18,144	622,339
WNS Holdings Ltd., ADR*	39,157	1,915,952

		6,716,487
Materials - 7.2%
Greif Inc., Class A	30,841	1,804,815
Neenah Inc.	14,632	1,141,296
Orion Engineered Carbons S.A.	62,229	1,667,737
Sensient Technologies Corp.	26,035	1,735,233

		6,349,081
Real Estate - 8.6%
Corporate Office Properties Trust, REIT	44,447	1,222,737
DiamondRock Hospitality Co., REIT	79,493	878,397
Education Realty Trust Inc., REIT	43,698	1,438,101
PotlatchDeltic Corp., REIT	35,462	1,838,705
Ramco-Gershenson Properties Trust, REIT	101,725	1,215,614
Summit Hotel Properties Inc., REIT	67,939	983,757

		7,577,311
Utilities - 1.4%
New Jersey Resources Corp.	14,765	610,533
Spire Inc.	9,159	660,822

		1,271,355

Total Common Stocks
(Cost $68,587,345)		84,487,103
SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional U.S. Government
Money Market Fund, 1.63%, Premier Class	3,548,059	3,548,059

Total Short-Term Investments
(Cost $3,548,059)		3,548,059
COLLATERAL FOR SECURITIES ON LOAN (C) - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69%	1,563,993	1,563,993

Total Collateral for Securities on Loan
(Cost $1,563,993)		1,563,993

TOTAL INVESTMENTS - 101.8%
(Cost $73,699,397**)		89,599,155
NET OTHER ASSETS AND LIABILITIES - (1.8%)		(1,574,656)

TOTAL NET ASSETS - 100.0%		$88,024,499

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $74,496,630.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

(B)
A portion of securities on loan with an aggregate value of $1,531,282; cash collateral (included in liabilities) of $1,563,993 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

(C)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

29

Madison Funds | April 30, 2018

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.8%

Australia - 3.2%
BHP Billiton PLC (A)	31,886	$675,905
Caltex Australia Ltd. (A)	7,006	163,068

		838,973
Belgium - 1.5%
Anheuser-Busch InBev S.A. (A) (B)	4,013	397,325

Brazil - 0.8%
Cielo S.A.	37,200	203,882

Canada - 4.4%
Canadian National Railway Co.	2,980	230,170
National Bank of Canada	8,300	394,201
Suncor Energy Inc.	13,780	526,966

		1,151,337
Denmark - 1.9%
AP Moeller - Maersk AS, Class B (A)	116	185,747
Carlsberg AS, Class B (A)	2,839	317,414

		503,161
Finland - 1.5%
Sampo Oyj, Class A (A)	7,079	380,782

France - 12.0%
Air Liquide S.A. (A)	2,996	389,251
Capgemini SE (A)	3,082	422,985
Cie de Saint-Gobain (A)	5,529	288,748
Cie Generale des Etablissements Michelin (A)	3,340	468,718
Safran S.A. (A)	3,655	428,661
Societe Generale S.A. (A)	5,761	315,559
Valeo S.A. (A)	4,748	315,957
Vinci S.A. (A)	5,329	532,119

		3,161,998
Germany - 4.4%
Deutsche Post AG (A)	5,501	239,545
Fresenius SE & Co. KGaA (A)	3,212	245,222
SAP SE (A)	6,106	680,565

		1,165,332
India - 0.9%
ICICI Bank Ltd., ADR	29,250	248,918

Ireland - 5.7%
Medtronic PLC	6,580	527,255
Ryanair Holdings PLC, ADR *	3,157	347,175
Shire PLC (A)	11,651	619,168

		1,493,598
Japan - 17.9%
Daiwa House Industry Co. Ltd. (A)	17,896	655,744
Don Quijote Holdings Co. Ltd. (A)	13,700	737,648
Isuzu Motors Ltd. (A)	22,900	350,245
Kao Corp. (A)	4,110	295,048
KDDI Corp. (A)	11,800	316,778
Makita Corp. (A)	11,000	493,184
Nexon Co. Ltd. * (A)	22,700	330,140
Shin-Etsu Chemical Co. Ltd. (A)	3,000	298,744
Sony Corp. (A)	5,500	270,862
Sumitomo Mitsui Financial Group Inc. (A)	10,400	431,655
United Arrows Ltd. (A)	4,700	172,937
Yamaha Corp. (A)	7,300	353,010

		4,705,995
Luxembourg - 0.8%
Tenaris S.A. (A)	10,940	204,764

Netherlands - 3.0%
ABN AMRO Group N.V. (A) (C)	6,224	193,003
Wolters Kluwer N.V. (A)	10,957	591,168

		784,171
Norway - 2.8%
Statoil ASA (A)	11,644	298,005
Telenor ASA (A)	19,883	439,744

		737,749
Singapore - 2.4%
DBS Group Holdings Ltd. (A)	18,840	435,226
NetLink NBN Trust * (A)	303,200	185,253

		620,479
Spain - 1.4%
Red Electrica Corp. S.A. (A)	17,152	357,010

Sweden - 3.2%
Assa Abloy AB, Class B (A)	23,064	481,827
Nordea Bank AB (A)	35,155	356,598

		838,425
Switzerland - 6.4%
Ferguson PLC (A)	8,123	620,571
Julius Baer Group Ltd. * (A)	5,411	321,233
Novartis AG (A)	9,731	748,471

		1,690,275
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR	9,800	376,810

Turkey - 0.9%
Turkcell Iletisim Hizmetleri AS (A)	70,138	241,464

United Kingdom - 20.3%
Aon PLC	3,960	564,181
British American Tobacco PLC (A)	10,970	602,826
BT Group PLC (A)	53,275	182,404
Compass Group PLC (A)	23,692	508,176
Diageo PLC (A)	7,306	259,873
Howden Joinery Group PLC (A)	32,554	213,509
Informa PLC (A)	30,497	309,840
Melrose Industries PLC (A)	63,872	200,082
Prudential PLC (A)	36,049	924,562
Royal Dutch Shell PLC, Class A (A)	24,750	860,251
RSA Insurance Group PLC (A)	21,329	192,781
Unilever PLC (A)	9,159	513,255

		5,331,740

Total Common Stocks
(Cost $18,563,548)		25,434,188

PREFERRED STOCK - 0.9%
Germany - 0.9%
Volkswagen AG (A)	1,178	243,946

Total Preferred Stocks
(Cost $252,626)		243,946
SHORT-TERM INVESTMENTS - 1.7%

United States - 1.7%
State Street Institutional U.S. Government Money Market Fund, 1.63%, Premier Class	453,308	453,308

Total Short-Term Investments
(Cost $453,308)		453,308

COLLATERAL FOR SECURITIES ON LOAN (D) - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69%	408,539	408,539

Total Collateral for Securities on Loan
(Cost $408,539)		408,539

TOTAL INVESTMENTS - 101.0%
(Cost $19,678,021**)		26,539,981
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(271,464)

TOTAL NET ASSETS - 100.0%		$26,268,517

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $19,962,222.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

(B)
A portion of securities on loan with an aggregate value of $380,896; cash collateral (included in liabilities) of $408,539 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/18
Collateral for Securities on Loan	1.6%
Consumer Discretionary	16.5%
Consumer Staples	9.1%
Energy	7.8%
Financials	18.0%
Health Care	8.1%
Industrials	16.2%
Information Technology	7.7%
Materials	5.2%
Money Market Funds	1.7%
Real Estate	2.5%
Telecommunication Services	5.2%
Utilities	1.4%
Net Other Assets and Liabilities	(1.0)%

See accompanying Notes to Financial Statements.

30

Madison Funds | April 30, 2018

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31

Madison Funds | April 30, 2018

Statements of Assets and Liabilities as of April 30, 2018 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Government Money Market Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund

Assets:
Investments in unaffiliated securities, at fair value† §	$42,898,622	$84,227,851	$39,426,937	$14,915,450	$21,107,166	$23,396,540	$94,269,613	$188,164,258
Investments in affiliated securities, at fair value1‡	28,849,182	58,345,618	26,191,431	–	–	–	–	–
Cash	–	–	–	–	625,530	73,254	–	906,291
Foreign currency (cost of $47 and 7,720) (Note 2)	–	–	–	–	–	–	–	–
Receivables:
Investments sold	421,314	804,248	1,022,421	–	–	–	–	327,643
Fund shares sold	2,332	49,361	13,052	9,163	200	1,306	8,617	5,838
Dividends and interest	63,141	69,153	13,998	5,326	260,186	275,999	699,054	1,503,612
Due from Adviser	–	–	–	–	–	–	–	–

Total assets	72,234,591	143,496,231	66,667,839	14,929,939	21,993,082	23,747,099	94,977,284	190,907,642
Liabilities:
Payables:
Investments purchased	–	–	663,465	–	545,540	–	–	–
Fund shares repurchased	43,476	36,396	16,849	67,684	190	7,800	146,700	41,420
Upon return of securities loaned	362,291	715,715	498,979	–	–	–	–	706,090
Advisory agreement fees	11,853	23,537	10,821	4,868	8,827	7,843	23,612	78,800
Service agreement fees	14,817	29,421	13,525	2,132	6,179	6,862	14,954	23,465
Distribution fees - Class B	4,435	12,726	5,885	116	–	–	–	1,090
Distribution fees - Class C	12,856	5,909	1,431	–	–	–	–	–
Shareholder service fees - Class A, B & C	14,776	29,337	13,493	–	–	–	–	6,832
Dividends	–	–	–	167	1,060	5,876	–	291,603
Options written, at value (premium received $2,578,996) (Note 6)	–	–	–	–	–	–	–	–

Total liabilities	464,504	853,041	1,224,448	74,967	561,796	28,381	185,266	1,149,300

Net Assets	$71,770,087	$142,643,190	$65,443,391	$14,854,972	$21,431,286	$23,718,718	$94,792,018	$189,758,342

Net Assets consist of:
Common Stock/Shares:
Paid-in capital	$68,661,508	$125,844,274	$55,083,628	$14,855,201	$21,349,066	$23,414,706	$96,713,805	$192,204,652
Accumulated undistributed net investment income (loss)	(310,556)	63,444	(42,003)	145	2,000	2,481	156,067	(164,801)
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	1,604,690	6,336,097	3,536,568	(374)	(21,628)	41,438	(156,603)	140,840
Net unrealized appreciation (depreciation) of investments (including appreciation
(depreciation) of foreign currency related transactions)	1,814,445	10,399,375	6,865,198	–	101,848	260,093	(1,921,251)	(2,422,349)

Net Assets	$71,770,087	$142,643,190	$65,443,391	$14,854,972	$21,431,286	$23,718,718	$94,792,018	$189,758,342

Class A Shares:
Net Assets	$43,871,005	$112,749,172	$53,635,758	$14,670,788				$31,212,224
Shares of beneficial interest outstanding	4,146,620	9,603,687	4,385,329	14,671,003				3,215,572
Net Asset Value and redemption price per share	$10.58	$11.74	$12.23	$1.00				$9.71
Sales charge of offering price[2]	0.65	0.72	0.75	_				0.46

Maximum offering price per share	11.23	12.46	12.98	1.00				10.17

Class B Shares:
Net Assets	$7,105,296	$20,382,184	$9,465,592	$184,184				$1,742,759
Shares of beneficial interest outstanding	666,238	1,749,851	794,769	184,191				179,452

Net Asset Value and redemption price per share[3]	$10.66	$11.65	$11.91	$1.00				$9.71

Class C Shares:
Net Assets	$20,793,786	$9,511,834	$2,342,041
Shares of beneficial interest outstanding	1,948,547	815,957	196,475

Net Asset Value and redemption price per share[3]	$10.67	$11.66	$11.92

Class Y Shares:
Net Assets					$21,431,286	$23,718,718	$94,792,018	$155,212,996
Shares of beneficial interest outstanding					1,912,959	2,261,193	8,870,144	16,046,080

Net Asset Value and redemption price per share[3]					$11.20	$10.49	$10.69	$9.67

Class R6 Shares:
Net Assets								$1,590,363
Shares of beneficial interest outstanding								163,419

Net Asset Value and redemption price per share[3]								$9.73

† Cost of Investments in unaffiliated securities	$41,590,593	$79,359,871	$35,837,221	$14,915,450	$21,005,318	$23,136,447	$96,190,864	$190,586,607
‡ Cost of investments in affiliated securities[1]	$28,342,766	$52,814,223	$22,915,949	$–	$–	$–	$–	$–
§ Fair Value of securities on loan	$350,738	$692,892	$4,786,426	$–	$–	$–	$–	$691,546
[1]	See Note 12 for information on affiliated issuers.
[2]
Sales charge of offering price is 4.50% for the Core Bond and High Income Funds and 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Diversified Income, Covered Call & Equity Income, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock Funds.

[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

32

Madison Funds | April 30, 2018

Statements of Assets and Liabilities as of April 30, 2018 (unaudited)

Corporate Bond Fund	High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$20,889,625	$23,346,357	$157,216,828	$121,316,728	$108,970,399	$98,854,879	$295,314,197	$348,751,470	$89,599,155	$26,539,981
–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	47	7,685
43,686	–	163,821	–	353,201	–	337,572	–	402,822	116,586
5	860	68,105	1,115,802	239,181	3,879	67,638	68,807	1,381	1,948
191,938	327,458	611,443	99,896	196,162	128,676	344,231	98,743	70,328	170,842
–	–	–	–	13,728	–	–	–	–	–

21,125,254	23,674,675	158,060,197	122,532,426	109,772,671	98,987,434	296,063,638	348,919,020	90,073,733	26,837,042

–	–	–	–	–	444,240	7,672,034	1,889,808	374,955	124,674
67	21,314	67,362	223,531	30,032	6,375	115,444	146,889	16,356	652
–	1,932,803	222,950	–	–	–	–	–	1,563,993	408,539
6,972	9,905	84,725	84,652	68,639	43,463	179,626	214,477	74,315	23,009
4,358	3,602	26,069	14,659	32,030	28,447	46,971	72,259	18,578	6,575
–	806	7,081	–	–	1,923	–	1,396	227	649
–	–	9,236	5,866	–	–	–	–	–	–
–	4,311	35,851	5,273	–	14,660	15,643	12,572	810	4,427
52,088	3,258	1,215	–	–	–	–	–	–	–
–	–	–	2,178,521	–	–	–	–	–	–

63,485	1,975,999	454,489	2,512,502	130,701	539,108	8,029,718	2,337,401	2,049,234	568,525

$21,061,769	$21,698,676	$157,605,708	$120,019,924	$109,641,970	$98,448,326	$288,033,920	$346,581,619	$88,024,499	$26,268,517

$21,243,405	$23,131,056	$125,913,631	$130,023,610	$87,486,856	$76,973,480	$196,644,714	$215,434,353	$70,704,257	$19,902,239
2,959	5,126	(54,987)	(1,713,005)	127,282	283,139	655,406	(1,019,880)	65,957	125,432
18,301	(1,388,516)	7,763,076	1,539,232	6,556,309	3,938,538	18,439,188	13,050,201	1,355,768	(616,266)
(202,896)	(48,990)	23,983,988	(9,829,913)	15,471,523	17,253,169	72,294,612	119,116,945	15,898,517	6,857,112

$21,061,769	$21,698,676	$157,605,708	$120,019,924	$109,641,970	$98,448,326	$288,033,920	$346,581,619	$88,024,499	$26,268,517

	$19,637,242	$131,369,419	$16,108,639		$69,056,363	$75,969,303	$58,470,611	$3,545,471	$20,364,026
	3,289,376	8,414,784	1,834,436		4,659,261	3,381,696	6,247,105	227,218	1,425,789
	$5.97	$15.61	$8.78		$14.82	$22.46	$9.36	$15.60	$14.28
	0.28	0.95	0.54		0.90	1.37	0.57	0.95	0.87

	$6.25	$16.56	$9.32		$15.72	$23.83	9.93	$16.55	$15.15

	$1,281,694	$11,345,818			$3,111,904		$2,240,931	$363,961	$1,043,856
	208,617	722,027			215,471		291,789	24,945	74,891

	$6.14	$15.71			$14.44		$7.68	$14.59	$13.94

		$14,890,471	$9,493,820
		948,052	1,139,412

		$15.71	$8.33

$21,061,769	$779,740		$91,810,873	$109,641,970	$26,280,059	$205,825,737	$273,935,460	$84,115,067	$4,860,635
1,898,178	133,274		10,227,361	4,240,126	1,774,216	9,146,537	28,005,346	5,375,191	339,847

$11.10	$5.85		$8.98	$25.86	$14.81	$22.50	$9.78	$15.65	$14.30

			$2,606,592			$6,238,880	$11,934,617
			287,899			275,716	1,196,466

			$9.05			$22.63	$9.97

$21,092,521	$23,395,347	$133,232,839	$131,547,116	$93,498,876	$81,601,710	$223,019,585	$229,634,525	$73,699,397	$19,678,021
$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
$–	1,895,228	218,096	$–	$–	$–	$–	$–	$1,531,282	$380,896

See accompanying Notes to Financial Statements.

33

Madison Funds | April 30, 2018

Statements of Operations for the Year Ended April 30, 2018 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Government Money Market Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund

Investment Income:
Interest	$11,328	$24,691	$11,960	$97,318	$315,381	$363,568	$990,230	$2,998,611
Dividends
Unaffiliated issuers	495,657	919,947	356,051	–	–	–	–	–
Affiliated issuers[1]	316,532	511,575	209,095	–	–	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	–	–	–	–	–
Income from securities lending	326	687	396	–	–	–	–	3

Total investment income	823,843	1,456,900	577,502	97,318	315,381	363,568	990,230	2,998,614
Expenses:[2]
Advisory agreement fees	72,706	146,270	66,297	29,311	53,697	48,490	146,458	495,680
Service agreement fees	90,882	182,837	82,871	10,954	37,588	42,429	92,757	147,583
Distribution fees - Class B	28,614	82,230	37,708	743	–	–	–	7,036
Distribution fees - Class C	78,287	36,129	8,689	–	–	–	–	–
Shareholder service fees - Class A	55,206	143,254	67,382	–	–	–	–	40,476
Shareholder service fees - Class B	9,524	27,381	12,529	–	–	–	–	2,344
Shareholder service fees - Class C	26,069	12,043	2,896	–	–	–	–	–
Other expenses	124	250	112	26	37	41	169	1,086

Total expenses before reimbursement/waiver	361,412	630,394	278,484	41,034	91,322	90,960	239,384	694,205
Less reimbursement/waiver[3]	–	–	–	(179)	–	–	–	–

Total expenses net of reimbursement	361,412	630,394	278,484	40,855	91,322	90,960	239,384	694,205
Net Investment Income (Loss)	462,431	826,506	299,018	56,463	224,059	272,608	750,846	2,304,409
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	–	–	–	–	–	–	–	34,677
Options written	–	–	–	–	–	–	–	(37,589)
Unaffiliated issuers	1,246,757	5,035,130	2,539,905	(60)	(4,345)	41,438	(114,031)	140,772
Affiliated issuers[1]	130,371	212,858	208,810	–	–	–	–	–
Capital gain distributions received from underlying funds
Affiliated issuers[1]	394,683	1,473,295	843,209	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options purchased	–	–	–	–	–	–	–	10,865
Options written	–	–	–	–	–	–	–	(7,885)
Unaffiliated issuers	(1,219,030)	(4,137,915)	(1,840,528)	–	(546,408)	(781,230)	(2,101,053)	(6,364,261)
Affiliated issuers[1]	(1,041,200)	(1,736,480)	(857,721)	–	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments and Option Transactions	(488,419)	846,888	893,675	(60)	(550,753)	(739,792)	(2,215,084)	(6,223,421)

Net Increase (Decrease) in Net Assets from Operations	$(25,988)	$1,673,394	$1,192,693	$56,403	$(326,694)	$(467,184)	$(1,464,238)	$(3,919,012)

[1]	See Note 12 for information on affiliated issuers.
[2]	See Note 3 for information on expenses.
[3]	See Note 3 for more information on these waivers.

See accompanying Notes to Financial Statements.

34

Madison Funds | April 30, 2018

Statements of Operations for the Year Ended April 30, 2018 (unaudited)

Corporate Bond Fund	High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$380,797	$663,981	$874,614	$121,711	$12,630	$12,977	$97,093	$145,572	$22,934	$4,336

–	1,097	1,494,453	945,096	1,608,632	953,571	2,271,302	1,400,800	770,803	389,098
–	–	–	–	–	–	–	–	–	–
–	–	(24,443)	(1,462)	(27,180)	(14,843)	(833)	(14,642)	(3,834)	(39,139)
–	133	–	–	–	–	–	–	74	–

380,797	665,211	2,344,624	1,065,345	1,594,082	951,705	2,367,562	1,531,730	789,977	354,295

42,796	62,103	531,110	545,397	422,904	259,083	1,139,020	1,304,655	465,237	153,609
26,747	22,583	163,419	94,521	197,355	169,582	297,620	440,448	116,309	43,888
–	5,294	45,547	–	–	12,140	–	9,075	1,475	4,201
–	–	57,044	42,418	–	–	–	–	–	–
–	25,402	169,758	20,636	–	86,429	97,822	74,862	4,715	25,943
–	1,765	15,148	–	–	4,035	–	3,025	492	1,400
–	–	19,010	14,139	–	–	–	–	–	–
37	39	282	218	188	157	528	592	165	91

69,580	117,186	1,001,318	717,329	620,447	531,426	1,534,990	1,832,657	588,393	229,132
–	–	–	–	(84,581)	–	–	–	–	–

69,580	117,186	1,001,318	717,329	535,866	531,426	1,534,990	1,832,657	588,393	229,132
311,217	548,025	1,343,306	348,016	1,058,216	420,279	832,572	(300,927)	201,584	125,163

–	–	–	3,616,821	–	–	–	–	–	–
–	–	–	(1,414,406)	–	–	–	–	–	–
18,301	(60,548)	7,913,467	1,659,493	6,595,133	4,012,509	18,649,298	13,056,823	1,849,274	2,428,196
–	–	–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–	–	–
–	–	–	977,153	–	–	–	–	–	–
(893,882)	(764,384)	(8,531,197)	(409,547)	(5,894,211)	865,019	(11,847,012)	142,017	(2,353,973)	(1,613,760)
–	–	–	–	–	–	–	–	–	–
(875,581)	(824,932)	(617,730)	4,429,514	700,922	4,877,528	6,802,286	13,198,840	(504,699)	814,436

$(564,364)	$(276,907)	$725,576	$4,777,530	$1,759,138	$5,297,807	$7,634,858	$12,897,913	$(303,115)	$939,599

See accompanying Notes to Financial Statements.

35

Madison Funds | April 30, 2018

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Government Money Market Fund

	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Net Assets at beginning of period	$74,084,303	$73,151,961	$148,311,927	$138,815,574	$65,553,699	$58,816,082	$15,186,479	$18,894,157

Increase (decrease) in net assets from operations:
Net investment income	462,431	851,643	826,506	1,533,008	299,018	552,449	56,463	32,704
Net realized gain (loss)	1,771,811	1,993,152	6,721,283	5,919,183	3,591,924	3,353,784	(60)	(162)
Net change in unrealized appreciation (depreciation)	(2,260,230)	2,730,020	(5,874,395)	11,025,759	(2,698,249)	6,630,295	–	–

Net increase (decrease) in net assets from operations	(25,988)	5,574,815	1,673,394	18,477,950	1,192,693	10,536,528	56,403	32,542

Distributions to shareholders from:
Net investment income
Class A	(551,927)	(750,763)	(1,607,056)	(1,426,923)	(624,221)	(518,663)	(56,352)	(32,526)
Class B	(62,800)	(74,411)	(142,916)	(153,400)	(43,255)	(61,878)	(111)	(33)
Class C	(172,579)	(170,190)	(60,907)	(56,550)	(9,688)	(14,374)
Net realized gains
Class A	(1,109,791)	(615,779)	(4,153,029)	(2,986,528)	(2,403,525)	(1,202,389)	–	–
Class B	(194,711)	(129,617)	(819,442)	(719,238)	(471,956)	(283,060)	–	–
Class C	(517,061)	(280,282)	(349,223)	(265,144)	(105,709)	(65,754)	–

Total distributions	(2,608,869)	(2,021,042)	(7,132,573)	(5,607,783)	(3,658,354)	(2,146,118)	(56,463)	(32,559)

Capital Stock transactions:
Class A Shares
Shares sold	3,115,965	6,334,759	5,804,328	11,156,898	2,966,867	5,057,797	3,339,073	3,613,727
Issued to shareholders in reinvestment of distributions	1,658,386	1,365,548	5,754,011	4,407,213	3,025,407	1,720,248	55,063	32,084
Shares redeemed	(4,294,741)	(8,571,911)	(10,027,755)	(14,187,211)	(3,137,651)	(5,984,943)	(3,695,126)	(6,969,395)

Net increase (decrease) from capital stock transactions	479,610	(871,604)	1,530,584	1,376,900	2,854,623	793,102	(300,990)	(3,323,584)

Class B Shares
Shares sold	–	382,152	240,439	795,931	114,116	253,099	63,094	263,158
Issued to shareholders in reinvestment of distributions	257,506	204,019	961,142	871,907	515,206	344,880	111	32
Shares redeemed	(999,508)	(2,062,514)	(3,162,331)	(6,124,594)	(1,253,083)	(2,634,850)	(93,662)	(647,267)

Net decrease from capital stock transactions	(742,002)	(1,476,343)	(1,960,750)	(4,456,756)	(623,761)	(2,036,871)	(30,457)	(384,077)

Class C Shares
Shares sold	809,269	1,686,163	316,725	862,587	146,643	243,622
Issued to shareholders in reinvestment of distributions	689,505	450,472	410,102	321,694	101,349	72,103
Shares redeemed	(915,741)	(2,410,119)	(506,219)	(1,478,239)	(123,501)	(724,749)

Net increase (decrease) from capital stock transactions	583,033	(273,484)	220,608	(293,958)	124,491	(409,024)

Total net increase (decrease) from capital stock transactions	320,641	(2,621,431)	(209,558)	(3,373,814)	2,355,353	(1,652,793)	(331,447)	(3,707,661)

Total increase (decrease) in net assets	(2,314,216)	932,342	(5,668,737)	9,496,353	(110,308)	6,737,617	(331,507)	(3,707,678)

Net Assets at end of period	$71,770,087	$74,084,303	$142,643,190	$148,311,927	$65,443,391	$65,553,699	$14,854,972	$15,186,479

Undistributed net investment income (loss) included in net assets	$(310,556)	$14,319	$63,444	$1,047,817	$(42,003)	$336,143	$145	$145

Capital Share transactions:
Class A Shares
Shares sold	287,610	598,729	484,942	973,958	236,945	431,926	3,339,073	3,613,727
Issued to shareholders in reinvestment of distributions	154,155	131,318	485,161	403,961	245,370	155,538	55,063	32,084
Shares redeemed	(396,514)	(811,088)	(838,872)	(1,234,277)	(251,437)	(508,168)	(3,695,126)	(6,969,395)

Net increase (decrease) in shares outstanding	45,251	(81,041)	131,231	143,642	230,878	79,296	(300,990)	(3,323,584)

Class B Shares
Shares sold	–	36,186	20,088	71,031	9,169	22,954	63,093	263,158
Issued to shareholders in reinvestment of distributions	23,717	19,561	81,522	80,360	42,791	31,905	111	32
Shares redeemed	(91,963)	(193,083)	(266,691)	(538,097)	(102,955)	(232,867)	(93,662)	(647,266)

Net decrease in shares outstanding	(68,246)	(137,336)	(165,081)	(386,706)	(50,995)	(178,008)	(30,458)	(384,076)

Class C Shares
Shares sold	74,379	157,597	26,418	76,241	11,974	21,339
Issued to shareholders in reinvestment of distributions	63,464	43,154	34,754	29,622	8,411	6,663
Shares redeemed	(84,287)	(226,492)	(42,466)	(131,330)	(10,054)	(64,276)

Net increase (decrease) in shares outstanding	53,556	(25,741)	18,706	(25,467)	10,331	(36,274)

See accompanying Notes to Financial Statements.

36

Madison Funds | April 30, 2018

Statements of Changes in Net Assets

	Tax-Free Virginia Fund		Tax-Free National Fund		High Quality Bond Fund		Core Bond Fund

	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Net Assets at beginning of period	$21,866,239	$22,350,143	$25,293,667	$27,332,854	$100,536,237	$105,806,832	$207,713,774	$216,822,576

Increase (decrease) in net assets from operations:
Net investment income	224,059	451,523	272,608	596,776	750,846	1,338,288	2,304,409	4,643,626
Net realized gain (loss)	(4,345)	(17,283)	41,438	76,845	(114,031)	(42,572)	137,860	514,459
Net change in unrealized depreciation	(546,408)	(275,965)	(781,230)	(521,824)	(2,101,053)	(1,136,642)	(6,361,281)	(2,655,727)

Net increase (decrease) in net assets from operations	(326,694)	158,275	(467,184)	151,797	(1,464,238)	159,074	(3,919,012)	2,502,358

Distributions to shareholders from:
Net investment income
Class A							(374,041)	(749,521)
Class B							(14,640)	(32,830)
Class Y	(224,004)	(451,544)	(272,620)	(596,927)	(713,821)	(1,315,129)	(2,080,002)	(4,265,108)
Class R6							(21,877)	(44,661)
Net realized gains
Class A							(10,701)	(175,602)
Class B							(622)	(13,156)
Class Y	–	(36,276)	(76,814)	(181,117)	–	(124,222)	(53,411)	(917,720)
Class R6							(575)	(9,658)

Total distributions	(224,004)	(487,820)	(349,434)	(778,044)	(713,821)	(1,439,351)	(2,555,869)	(6,208,256)

Capital Stock transactions:
Class A Shares
Shares sold							863,171	3,389,344
Issued to shareholders in reinvestment of distributions							382,442	920,189
Shares redeemed							(2,713,173)	(4,318,859)

Net decrease from capital stock transactions							(1,467,560)	(9,326)

Class B Shares
Shares sold							5,263	92,099
Issued to shareholders in reinvestment of distributions							15,262	45,901
Shares redeemed							(220,110)	(665,241)

Net decrease from capital stock transactions							(199,585)	(527,241)

Class Y Shares
Shares sold	176,878	481,709	203,497	456,854	9,559,945	21,374,350	2,476,575	7,419,347
Issued to shareholders in reinvestment of distributions	218,027	474,510	310,764	698,613	661,632	1,351,692	495,123	1,228,039
Shares redeemed	(279,160)	(1,110,578)	(1,272,592)	(2,568,407)	(13,787,737)	(26,716,360)	(12,628,946)	(13,469,839)

Net increase (decrease) from capital stock transactions	115,745	(154,359)	(758,331)	(1,412,940)	(3,566,160)	(3,990,318)	(9,657,248)	(4,822,453)

Class R6 Shares
Shares sold							195,262	164,741
Issued to shareholders in reinvestment of distributions							22,452	54,319
Shares redeemed							(373,872)	(262,944)

Net decrease from capital stock transactions							(156,158)	(43,884)

Total net increase (decrease) from capital stock transactions	115,745	(154,359)	(758,331)	(1,412,940)	(3,566,160)	(3,990,318)	(11,480,551)	(5,402,904)

Total decrease in net assets	(434,953)	(483,904)	(1,574,949)	(2,039,187)	(5,744,219)	(5,270,595)	(17,955,432)	(9,108,802)

Net Assets at end of period	$21,431,286	$21,866,239	$23,718,718	$25,293,667	$94,792,018	$100,536,237	$189,758,342	$207,713,774

Undistributed net investment income (loss) included in net assets	$2,000	$1,945	$2,481	$2,493	$156,067	$119,042	$(164,801)	$21,350

Capital Share transactions:
Class A Shares
Shares sold							87,005	338,890
Issued to shareholders in reinvestment of distributions							38,772	92,223
Shares redeemed							(274,527)	(431,347)

Net decrease in shares outstanding							(148,750)	(234)

Class B Shares
Shares sold							525	9,163
Issued to shareholders in reinvestment of distributions							1,546	4,603
Shares redeemed							(22,304)	(66,389)

Net decrease in shares outstanding							(20,233)	(52,623)

Class Y Shares
Shares sold	15,526	41,925	19,055	42,216	884,512	1,954,129	249,132	744,802
Issued to shareholders in reinvestment of distributions	19,287	41,472	29,203	64,789	61,342	124,008	50,369	123,469
Shares redeemed	(24,621)	(96,605)	(119,020)	(236,695)	(1,277,846)	(2,443,293)	(1,280,720)	(1,349,502)

Net increase (decrease) in shares outstanding	10,192	(13,208)	(70,762)	(129,690)	(331,992)	(365,156)	(981,219)	(481,231)

Class R6 Shares
Shares sold							19,795	16,457
Issued to shareholders in reinvestment of distributions							2,271	5,436
Shares redeemed							(38,038)	(26,305)

Net decrease in shares outstanding							(15,972)	(4,412)

See accompanying Notes to Financial Statements.

37

Madison Funds | April 30, 2018

Statements of Changes in Net Assets

	Corporate Bond Fund		High Income Fund		Diversified Income Fund		Covered Call & Equity Income Fund

	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Net Assets at beginning of period	$21,772,545	$23,845,523	$23,600,011	$23,766,340	$165,668,561	$154,998,713	$128,242,884	$106,122,961

Increase (decrease) in net assets from operations:
Net investment income	311,217	647,408	548,025	1,109,079	1,343,306	2,428,432	348,016	1,279,939
Net realized gain (loss)	18,301	178,454	(60,548)	418,319	7,913,467	2,631,959	3,861,908	10,064,878
Net change in unrealized appreciation (depreciation)	(893,882)	(200,705)	(764,384)	219,456	(8,531,197)	13,666,018	567,606	(4,914,308)

Net increase (decrease) in net assets from operations	(564,364)	625,157	(276,907)	1,746,854	725,576	18,726,409	4,777,530	6,430,509

Distributions to shareholders from:
Net investment income
Class A	–	–	(496,900)	(1,001,872)	(1,250,235)	(2,298,681)	(268,658)	(787,571)
Class B	–	–	(28,340)	(60,236)	(65,646)	(127,992)	–	–
Class C	–	–	–	–	(82,412)	(139,888)	(159,928)	(625,057)
Class Y	(310,953)	(647,595)	(22,453)	(47,093)	–	–	(1,587,747)	(3,615,921)
Class R6	–	–	–	–	–	–	(44,688)	(103,532)
Net realized gains
Class A	–	–	–	–	(2,066,580)	(4,582,932)	(548,449)	(428,064)
Class B	–	–	–	–	(183,131)	(466,920)	–	–
Class C	–	–	–	–	(224,677)	(487,580)	(422,936)	(321,419)
Class Y	(178,435)	(87,745)	–	–	–	–	(3,086,943)	(1,634,708)
Class R6	–	–	–	–	–	–	(83,972)	(76,472)

Total distributions	(489,388)	(735,340)	(547,693)	(1,109,201)	(3,872,681)	(8,103,993)	(6,203,321)	(7,592,744)

Capital Stock transactions:
Class A Shares
Shares sold			561,723	1,472,285	5,474,417	11,771,897	920,881	5,133,825
Issued to shareholders in reinvestment of distributions			481,812	973,636	3,280,902	6,835,767	783,464	1,167,788
Shares redeemed			(1,959,808)	(3,117,167)	(12,636,062)	(17,754,136)	(2,199,432)	(7,636,091)

Net increase (decrease) from capital stock transactions			(916,273)	(671,246)	(3,880,743)	853,528	(495,087)	(1,334,478)

Class B Shares
Shares sold			–	4,867	52,159	523,653
Issued to shareholders in reinvestment of distributions			25,203	53,736	248,777	594,911
Shares redeemed			(197,778)	(250,246)	(1,428,234)	(2,565,093)

Net decrease from capital stock transactions			(172,575)	(191,643)	(1,127,298)	(1,446,529)

Class C Shares
Shares sold					496,902	1,669,969	525,913	1,757,805
Issued to shareholders in reinvestment of distributions					307,089	627,468	510,619	691,489
Shares redeemed					(711,698)	(1,657,004)	(4,726,499)	(2,422,068)

Net increase (decrease) from capital stock transactions					92,293	640,433	(3,689,967)	27,226

Class Y Shares
Shares sold	335,277	127,791	550,955	4,028,802			31,525,422	57,926,184
Issued to shareholders in reinvestment of distributions	31,814	37,214	22,453	47,093			4,623,567	5,179,434
Shares redeemed	(24,115)	(2,127,800)	(561,295)	(4,016,988)			(38,863,855)	(37,931,562)

Net increase (decrease) from capital stock transactions	342,976	(1,962,795)	12,113	58,907			(2,714,866)	25,174,056

Class R6 Shares
Shares sold							224,556	635,052
Issued to shareholders in reinvestment of distributions							128,660	180,004
Shares redeemed							(250,465)	(1,399,702)

Net increase (decrease) from capital stock transactions							102,751	(584,646)

Total net increase (decrease) from capital stock transactions	342,976	(1,962,795)	(1,076,735)	(803,982)	(4,915,748)	47,432	(6,797,169)	23,282,158

Total increase (decrease) in net assets	(710,776)	(2,072,978)	(1,901,335)	(166,329)	(8,062,853)	10,669,848	(8,222,960)	22,119,923

Net Assets at end of period	$21,061,769	$21,772,545	$21,698,676	$23,600,011	$157,605,708	$165,668,561	$120,019,924	$128,242,884

Undistributed net investment income (loss) included in net assets	$2,959	$2,695	$5,126	$4,794	$(54,987)	$–	$(1,713,005)	$–

Capital Share transactions:
Class A Shares
Shares sold			92,125	240,145	341,075	769,800	101,945	566,341
Issued to shareholders in reinvestment of distributions			79,330	158,841	204,098	457,403	88,887	129,789
Shares redeemed			(321,157)	(509,309)	(782,629)	(1,167,193)	(245,962)	(845,787)

Net increase (decrease) in shares outstanding			(149,702)	(110,323)	(237,456)	60,010	(55,130)	(149,657)

Class B Shares
Shares sold			–	788	3,131	34,608
Issued to shareholders in reinvestment of distributions			4,031	8,528	15,362	39,717
Shares redeemed			(31,625)	(39,707)	(88,594)	(167,670)

Net decrease in shares outstanding			(27,594)	(30,391)	(70,101)	(93,345)

Class C Shares
Shares sold					30,717	109,195	62,721	202,260
Issued to shareholders in reinvestment of distributions					18,977	41,879	60,755	80,120
Shares redeemed					(43,925)	(108,304)	(554,231)	(279,415)

Net increase (decrease) in shares outstanding					5,769	42,770	(430,755)	2,965

Class Y Shares
Shares sold	28,871	11,185	91,314	669,137			3,463,494	6,299,606
Issued to shareholders in reinvestment of distributions	2,786	3,239	3,768	7,825			513,474	565,094
Shares redeemed	(2,148)	(185,211)	(92,800)	(665,869)			(4,306,452)	(4,130,437)

Net increase (decrease) in shares outstanding	29,509	(170,787)	2,282	11,093			(329,484)	2,734,263

Class R6 Shares
Shares sold							24,266	68,535
Issued to shareholders in reinvestment of distributions							14,183	19,501
Shares redeemed							(27,871)	(150,298)

Net increase (decrease) in shares outstanding							10,578	(62,262)

See accompanying Notes to Financial Statements.

38

Madison Funds | April 30, 2018

Statements of Changes in Net Assets

	Dividend Income Fund		Large Cap Value Fund		Investors Fund		Mid Cap Fund

	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Net Assets at beginning of period	$107,411,281	$102,401,892	$91,027,054	$103,063,978	$307,152,504	$278,638,527	$344,426,344	$306,413,976

Increase (decrease) in net assets from operations:
Net investment income (loss)	1,058,216	1,897,603	420,279	1,617,953	832,572	962,926	(300,927)	(610,991)
Net realized gain	6,595,133	2,466,473	4,012,509	7,948,836	18,649,298	16,705,859	13,056,823	12,992,993
Net change in unrealized appreciation (depreciation)	(5,894,211)	16,333,792	865,019	5,511,070	(11,847,012)	41,934,972	142,017	41,373,630

Net increase in net assets from operations	1,759,138	20,697,868	5,297,807	15,077,859	7,634,858	59,603,757	12,897,913	53,755,632

Distributions to shareholders from:
Net investment income
Class A			(1,186,259)	(733,449)	(113,709)	(2,015)	–	(2,531)
Class B			(31,965)	(13,654)			–	–
Class Y	(993,389)	(1,888,455)	(382,737)	(514,776)	(894,356)	(472,406)	–	–
Class R6					(40,614)	(25,360)	–	–
Net realized gains
Class A			(5,855,234)	(8,381,367)	(4,159,690)	(2,071,803)	(2,205,515)	(2,386,234)
Class B			(285,838)	(501,914)			(110,824)	(154,728)
Class Y	(2,456,142)	(2,424,186)	(1,643,637)	(4,807,334)	(11,837,212)	(6,262,644)	(9,665,188)	(10,575,693)
Class R6					(368,348)	(185,942)	(412,318)	(460,898)

Total distributions	(3,449,531)	(4,312,641)	(9,385,670)	(14,952,494)	(17,413,929)	(9,020,170)	(12,393,845)	(13,580,084)

Capital Stock transactions:
Class A Shares
Shares sold			1,200,911	3,748,022	1,059,158	3,194,360	1,440,411	4,346,577
Issued to shareholders in reinvestment of distributions			7,023,455	9,072,454	4,267,912	2,069,032	2,197,702	2,384,049
Shares redeemed			(4,734,279)	(7,905,016)	(4,740,403)	(7,427,188)	(4,273,333)	(6,626,499)

Net increase (decrease) from capital stock transactions			3,490,087	4,915,460	586,667	(2,163,796)	(635,220)	104,127

Class B Shares
Shares sold			–	237,495			–	153,307
Issued to shareholders in reinvestment of distributions			317,803	515,568			110,823	154,728
Shares redeemed			(384,020)	(1,013,067)			(390,358)	(866,212)

Net decrease from capital stock transactions			(66,217)	(260,004)			(279,535)	(558,177)

Class Y Shares
Shares sold	12,665,429	6,571,618	7,489,000	778,384	8,597,063	21,462,130	29,738,234	47,602,769
Issued to shareholders in reinvestment of distributions	3,411,936	4,270,537	2,023,931	5,312,641	12,573,624	6,666,022	8,380,188	9,085,089
Shares redeemed	(12,156,283)	(22,217,993)	(1,427,666)	(22,908,770)	(30,650,838)	(47,583,599)	(35,734,841)	(59,874,276)

Net increase (decrease) from capital stock transactions	3,921,082	(11,375,838)	8,085,265	(16,817,745)	(9,480,151)	(19,455,447)	2,383,581	(3,186,418)

Class R6 Shares
Shares sold					330,189	263,617	402,953	2,768,960
Issued to shareholders in reinvestment of distributions					408,962	211,302	412,318	460,898
Shares redeemed					(1,185,180)	(925,286)	(632,890)	(1,752,570)

Net increase (decrease) from capital stock transactions					(446,029)	(450,367)	182,381	1,477,288

Total net increase (decrease) from capital stock transactions	3,921,082	(11,375,838)	11,509,135	(12,162,289)	(9,339,513)	(22,069,610)	1,651,207	(2,163,180)

Total increase (decrease) in net assets	2,230,689	5,009,389	7,421,272	(12,036,924)	(19,118,584)	28,513,977	2,155,275	38,012,368

Net Assets at end of period	$109,641,970	$107,411,281	$98,448,326	$91,027,054	$288,033,920	$307,152,504	$346,581,619	$344,426,344

Undistributed net investment income (loss) included in net assets	$127,282	$62,455	$283,139	$1,463,821	$655,406	$871,513	$(1,019,880)	$(718,953)

Capital Share transactions:
Class A Shares
Shares sold			80,138	250,332	45,813	151,837	151,237	490,629
Issued to shareholders in reinvestment of distributions			477,461	640,706	186,209	104,609	231,825	279,172
Shares redeemed			(313,623)	(532,884)	(204,342)	(351,074)	(448,781)	(746,644)

Net increase (decrease) in shares outstanding			243,976	358,154	27,680	(94,628)	(65,719)	23,157

Class B Shares
Shares sold			–	15,076			–	20,801
Issued to shareholders in reinvestment of distributions			22,116	37,199			14,208	21,701
Shares redeemed			(26,417)	(70,166)			(50,132)	(117,205)

Net decrease in shares outstanding			(4,301)	(17,891)			(35,924)	(74,703)

Class Y Shares
Shares sold	469,249	271,355	497,598	49,341	369,914	1,024,325	2,991,844	5,165,354
Issued to shareholders in reinvestment of distributions	128,286	179,528	137,776	375,717	548,109	336,668	846,484	1,025,405
Shares redeemed	(460,640)	(922,873)	(96,659)	(1,561,425)	(1,318,432)	(2,261,486)	(3,595,766)	(6,477,726)

Net increase (decrease) in shares outstanding	136,895	(471,990)	538,715	(1,136,367)	(400,409)	(900,493)	242,562	(286,967)

Class R6 Shares
Shares sold					14,237	12,368	39,519	312,199
Issued to shareholders in reinvestment of distributions					17,743	10,624	40,864	51,211
Shares redeemed					(50,622)	(42,647)	(62,634)	(187,281)

Net increase (decrease) in shares outstanding					(18,642)	(19,655)	17,749	176,129

See accompanying Notes to Financial Statements.

39

Madison Funds | April 30, 2018

Statements of Changes in Net Assets

	Small Cap Fund		International Stock Fund

	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Net Assets at beginning of period	$94,942,927	$95,008,369	$31,812,695	$35,258,713

Increase (decrease) in net assets from operations:
Net investment income	201,584	973,206	125,163	276,930
Net realized gain	1,849,274	6,083,798	2,428,196	142,593
Net change in unrealized appreciation (depreciation)	(2,353,973)	11,214,813	(1,613,760)	4,706,201

Net increase (decrease) in net assets from operations	(303,115)	18,271,817	939,599	5,125,724

Distributions to shareholders from:
Net investment income
Class A	(30,404)	(5,020)	(175,256)	(216,849)
Class B	(146)	–	(2,510)	(7,146)
Class Y	(930,191)	(406,818)	(84,986)	(162,676)
Net realized gains
Class A	(267,563)	(108,733)	–	–
Class B	(29,419)	(14,931)	–	–
Class Y	(6,142,488)	(3,034,721)	–	–

Total distributions	(7,400,211)	(3,570,223)	(262,752)	(386,671)

Capital Stock transactions:
Class A Shares
Shares sold	318,230	805,432	858,599	1,603,663
Issued to shareholders in reinvestment of distributions	297,688	113,635	174,704	216,005
Shares redeemed	(646,841)	(712,093)	(1,598,040)	(2,817,803)

Net increase (decrease) from capital stock transactions	(30,923)	206,974	(564,737)	(998,135)

Class B Shares
Shares sold	–	35,497	19,752	33,292
Issued to shareholders in reinvestment of distributions	29,565	14,931	2,510	7,146
Shares redeemed	(47,844)	(83,289)	(198,661)	(310,878)

Net decrease from capital stock transactions	(18,279)	(32,861)	(176,399)	(270,440)

Class Y Shares
Shares sold	4,492,219	7,779,707	217,787	2,597,484
Issued to shareholders in reinvestment of distributions	6,800,968	3,326,506	84,986	162,676
Shares redeemed	(10,459,087)	(26,047,362)	(5,782,662)	(9,676,656)

Net increase (decrease) from capital stock transactions	834,100	(14,941,149)	(5,479,889)	(6,916,496)

Total net increase (decrease) from capital stock transactions	784,898	(14,767,036)	(6,221,025)	(8,185,071)

Total decrease in net assets	(6,918,428)	(65,442)	(5,544,178)	(3,446,018)

Net Assets at end of period	$88,024,499	$94,942,927	$26,268,517	$31,812,695

Undistributed net investment income included in net assets	$65,957	$825,114	$125,432	$263,021

Capital Share transactions:
Class A Shares
Shares sold	19,856	48,928	59,528	125,080
Issued to shareholders in reinvestment of distributions	18,467	6,764	12,217	18,398
Shares redeemed	(40,548)	(43,619)	(111,284)	(222,164)

Net increase (decrease) in shares outstanding	(2,225)	12,073	(39,539)	(78,686)

Class B Shares
Shares sold	–	2,205	1,352	2,726
Issued to shareholders in reinvestment of distributions	1,957	944	180	621
Shares redeemed	(3,197)	(5,467)	(14,263)	(25,524)

Net decrease in shares outstanding	(1,240)	(2,318)	(12,731)	(22,177)

Class Y Shares
Shares sold	280,754	474,356	15,156	208,011
Issued to shareholders in reinvestment of distributions	421,113	197,653	5,939	13,857
Shares redeemed	(650,514)	(1,597,072)	(400,711)	(780,058)

Net increase (decrease) in shares outstanding	51,353	(925,063)	(379,616)	(558,190)

See accompanying Notes to Financial Statements.

40

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND

	CLASS A						CLASS B

	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,

	Ended 4/30/18						Ended 4/30/18
	(unaudited)	2017	2016	2015	2014	2013	(unaudited)	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$10.97	$10.46	$10.63	$11.15	$10.68	$10.43	$11.05	$10.52	$10.69	$11.19	$10.71	$10.42
Income from Investment Operations:
Net investment income[1]	0.08	0.15	0.14	0.13	0.15	0.22	0.05	0.08	0.07	0.06	0.06	0.15
Net realized and unrealized gain (loss) on investments	(0.07)	0.69	0.17	–	0.50	0.48	(0.08)	0.69	0.16	(0.01)	0.51	0.47

Total from investment operations	0.01	0.84	0.31	0.13	0.65	0.70	(0.03)	0.77	0.23	0.05	0.57	0.62
Less Distributions From:
Net investment income	(0.13)	(0.18)	(0.16)	(0.17)	(0.14)	(0.45)	(0.09)	(0.09)	(0.08)	(0.07)	(0.05)	(0.33)
Capital gains	(0.27)	(0.15)	(0.32)	(0.48)	(0.04)	–	(0.27)	(0.15)	(0.32)	(0.48)	(0.04)	–

Total distributions	(0.40)	(0.33)	(0.48)	(0.65)	(0.18)	(0.45)	(0.36)	(0.24)	(0.40)	(0.55)	(0.09)	(0.33)
Net increase (decrease) in net asset value	(0.39)	0.51	(0.17)	(0.52)	0.47	0.25	(0.39)	0.53	(0.17)	(0.50)	0.48	0.29
Net Asset Value at end of period	$10.58	$10.97	$10.46	$10.63	$11.15	$10.68	$10.66	$11.05	$10.52	$10.69	$11.19	$10.71
Total Return (%)[2]	0.12 [3]	8.25	3.10	1.17	6.13	6.90	(0.29)[3]	7.47	2.27	0.44	5.41	6.05
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$43,871	$45,005	$43,752	$46,039	$44,438	$42,353	$7,105	$8,119	$9,175	$10,064	$11,393	$11,569
Ratios of expenses to average net assets (%)	0.70 [4]	0.70	0.71	0.70	0.70	0.70	1.45 [4]	1.45	1.46	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	1.57 [4]	1.46	1.36	1.23	1.35	2.09	0.85 [4]	0.74	0.60	0.59	0.59	1.29
Portfolio turnover (%)[5]	36 [3]	48	82	83	96	69	36[3]	48	82	83	96	69

	CLASS C

	Six Months	Year Ended October 31,

	Ended 4/30/18
	(unaudited)	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$11.06	$10.53	$10.69	$11.20	$10.72	$10.43
Income from Investment Operations:
Net investment income[1]	0.04	0.08	0.06	0.05	0.06	0.16
Net realized and unrealized gain (loss) on investments	(0.07)	0.69	0.18	(0.01)	0.51	0.46

Total from investment operations	(0.03)	0.77	0.24	0.04	0.57	0.62
Less Distributions From:
Net investment income	(0.09)	(0.09)	(0.08)	(0.07)	(0.05)	(0.33)
Capital gains	(0.27)	(0.15)	(0.32)	(0.48)	(0.04)	–

Total distributions	(0.36)	(0.24)	(0.40)	(0.55)	(0.09)	(0.33)
Net increase (decrease) in net asset value	(0.39)	0.53	(0.16)	(0.51)	0.48	0.29
Net Asset Value at end of period	$10.67	$11.06	$10.53	$10.69	$11.20	$10.72
Total Return (%)[2]	(0.29)[3]	7.46	2.37	0.34	5.41	6.05
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,794	$20,960	$20,225	$19,694	$18,948	$16,787
Ratios of expenses to average net assets (%)	1.45 [4]	1.45	1.46	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	0.81 [4]	0.71	0.54	0.49	0.57	1.22
Portfolio turnover (%)[5]	36 [3]	48	82	83	96	69

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

41

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	MODERATE ALLOCATION FUND

	CLASS A							CLASS B

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/18							Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013	(unaudited)		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$12.20		$11.18	$11.62	$12.27	$11.50	$10.35	$12.06		$11.05	$11.52	$12.19	$11.43	$10.29
Income from Investment Operations:
Net investment income[1]	0.08		0.14	0.13	0.13	0.12	0.17	0.04		0.07	0.06	0.05	0.04	0.09
Net realized and unrealized gain on investments	0.07		1.35	0.18	0.04	0.80	1.23	0.07		1.33	0.16	0.04	0.78	1.23

Total from investment operations	0.15		1.49	0.31	0.17	0.92	1.40	0.11		1.40	0.22	0.09	0.82	1.32
Less Distributions From:
Net investment income	(0.17)		(0.15)	(0.12)	(0.17)	(0.15)	(0.25)	(0.08)		(0.07)	(0.06)	(0.11)	(0.06)	(0.18)
Capital gains	(0.44)		(0.32)	(0.63)	(0.65)	–	–	(0.44)		(0.32)	(0.63)	(0.65)	–	–

Total distributions	(0.61)		(0.47)	(0.75)	(0.82)	(0.15)	(0.25)	(0.52)		(0.39)	(0.69)	(0.76)	(0.06)	(0.18)
Net increase (decrease) in net asset value	(0.46)		1.02	(0.44)	(0.65)	0.77	1.15	(0.41)		1.01	(0.47)	(0.67)	0.76	1.14
Net Asset Value at end of period	$11.74		$12.20	$11.18	$11.62	$12.27	$11.50	$11.65		$12.06	$11.05	$11.52	$12.19	$11.43
Total Return (%)[2]	1.17	[3]	13.88	2.95	1.44	8.03	13.87	0.82	[3]	13.07	2.15	0.72	7.18	12.98
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$112,749		$115,586	$104,276	$107,043	$109,148	$104,849	$20,382		$23,101	$25,440	$29,451	$33,235	$33,070
Ratios of expenses to average net assets (%)	0.70	[4]	0.70	0.71	0.70	0.70	0.70	1.45	[4]	1.45	1.46	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	1.29	[4]	1.23	1.13	1.02	1.00	1.55	0.59	[4]	0.56	0.58	0.41	0.27	0.82
Portfolio turnover (%)[5]	39	[3]	50	97	81	89	69	39	[3]	50	97	81	89	69

	CLASS C

	Six Months		Year Ended October 31,

	Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$12.07		$11.06	$11.53	$12.20	$11.44	$10.30
Income from Investment Operations:
Net investment income[1]	0.04		0.06	0.05	0.02	0.03	0.10
Net realized and unrealized gain on investments	0.07		1.34	0.17	0.07	0.79	1.22

Total from investment operations	0.11		1.40	0.22	0.09	0.82	1.32
Less Distributions From:
Net investment income	(0.08)		(0.07)	(0.06)	(0.11)	(0.06)	(0.18)
Capital gains	(0.44)		(0.32)	(0.63)	(0.65)	–	–

Total distributions	(0.52)		(0.39)	(0.69)	(0.76)	(0.06)	(0.18)
Net increase (decrease) in net asset value	(0.41)		1.01	(0.47)	(0.67)	0.76	1.14
Net Asset Value at end of period	$11.66		$12.07	$11.06	$11.53	$12.20	$11.44
Total Return (%)[2]	0.82	[3]	13.06	2.15	0.72	7.17	12.97
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,512		$9,625	$9,100	$9,506	$8,238	$7,347
Ratios of expenses to average net assets (%)	1.45	[4]	1.45	1.46	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	0.51	[4]	0.52	0.47	0.01	0.21	0.82
Portfolio turnover (%)[5]	39	[3]	50	97	81	89	69

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

42

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND

	CLASS A							CLASS B

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/18							Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013	(unaudited)		2017	2016	2015	2014		2013

Net Asset Value at beginning of period	$12.71		$11.12	$11.87	$12.81	$11.72	$10.01	$12.35		$10.83	$11.65	$12.61	$11.59		$9.89
Income from Investment Operations:
Net investment income[1]	0.07		0.13	0.12	0.11	0.09	0.12	0.01		0.02	0.06	0.03	0.00	[5]	0.04
Net realized and unrealized gain on investments	0.18		1.88	0.15	0.10	1.04	1.80	0.18		1.85	0.12	0.09	1.02		1.80

Total from investment operations	0.25		2.01	0.27	0.21	1.13	1.92	0.19		1.87	0.18	0.12	1.02		1.84
Less Distributions From:
Net investment income	(0.15)		(0.13)	(0.10)	(0.20)	(0.04)	(0.21)	(0.05)		(0.06)	(0.08)	(0.13)	–		(0.14)
Capital gains	(0.58)		(0.29)	(0.92)	(0.95)	–	–	(0.58)		(0.29)	(0.92)	(0.95)	–		–

Total distributions	(0.73)		(0.42)	(1.02)	(1.15)	(0.04)	(0.21)	(0.63)		(0.35)	(1.00)	(1.08)	–		(0.14)
Net increase (decrease) in net asset value	(0.48)		1.59	(0.75)	(0.94)	1.09	1.71	(0.44)		1.52	(0.82)	(0.96)	1.02		1.70
Net Asset Value at end of period	$12.23		$12.71	$11.12	$11.87	$12.81	$11.72	$11.91		$12.35	$10.83	$11.65	$12.61		$11.59
Total Return (%)[2]	1.89	[3]	18.66	2.65	1.66	9.67	19.56	1.48	[3]	17.83	1.88	0.91	8.80		18.79
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$53,636		$52,811	$45,317	$46,834	$45,697	$41,526	$9,466		$10,442	$11,089	$12,383	$13,063		$12,365
Ratios of expenses to average net assets (%)	0.70	[4]	0.70	0.71	0.70	0.70	0.70	1.45	[4]	1.45	1.46	1.45	1.45		1.45
Ratio of net investment income (loss) to average net assets (%)	1.03	[4]	1.02	1.04	0.81	0.73	1.02	0.35	[4]	0.35	0.56	0.21	(0.01)		0.34
Portfolio turnover (%)[6]	39	[3]	45	98	72	78	67	39	[3]	45	98	72	78		67

	CLASS C

	Six Months		Year Ended October 31,

	Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$12.36		$10.84	$11.66	$12.62	$11.60	$9.90
Income from Investment Operations:
Net investment income[1]	0.02		0.02	0.05	0.02	(0.01)	0.05
Net realized and unrealized gain on investments	0.17		1.85	0.13	0.10	1.03	1.79

Total from investment operations	0.19		1.87	0.18	0.12	1.02	1.84
Less Distributions From:
Net investment income	(0.05)		(0.06)	(0.08)	(0.13)	–	(0.14)
Capital gains	(0.58)		(0.29)	(0.92)	(0.95)	–	–

Total distributions	(0.63)		(0.35)	(1.00)	(1.08)	–	(0.14)
Net increase (decrease) in net asset value	(0.44)		1.52	(0.82)	(0.96)	1.02	1.70
Net Asset Value at end of period	$11.92		$12.36	$10.84	$11.66	$12.62	$11.60
Total Return (%)[2]	1.47	[3]	17.81	1.87	0.91	8.79	18.78
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,342		$2,300	$2,411	$2,600	$2,547	$2,116
Ratios of expenses to average net assets (%)	1.45	[4]	1.45	1.46	1.45	1.45	1.45
Ratio of net investment income (loss) to average net assets (%)	0.26	[4]	0.45	0.42	0.05	(0.09)	0.10
Portfolio turnover (%)[6]	39	[3]	45	98	72	78	67

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Amounts represent less than $0.005 per share.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

43

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	GOVERNMENT MONEY MARKET FUND*

	CLASS A												CLASS B

	Six Months		Year Ended October 31,										Six Months		Year Ended October 31,

	Ended 4/30/18												Ended 4/30/18
	(unaudited)		2017		2016		2015		2014		2013		(unaudited)		2017		2016		2015		2014		2013

Net Asset Value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income[1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Total from investment operations	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Net increase in net asset value	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Net Asset Value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[3]	0.39	[4]	0.21		0.00		0.00		0.00		0.00		0.06	[4]	0.01		0.00		0.00		0.00		0.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,671		$14,972		$18,295		$19,076		$20,570		$24,552		$184		$215		$599		$234		$461		$524
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.55	[5]	0.55		0.56		0.55		0.55		0.55		1.30	[5]	1.30		1.30		1.30		1.30		1.30
After reimbursement of expenses by Adviser (%)[6]	0.55	[5]	0.51		0.28		0.07		0.07		0.09		1.22	[5]	0.62		0.28		0.08		0.07		0.10
Ratio of net investment income (loss) to average net assets
After reimbursement and waiver of expenses by Adviser (%)[6]	0.78	[5]	0.20		0.00		0.00		0.00		(0.00)		0.11	[5]	0.01		0.00		0.00		0.00		0.00

*	Prior to close of business on February 29, 2016, the Fund was known as the Cash Reserves Fund.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $0.005 per share.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio is net of fees waived by the adviser and distributor (See Note 3).

	TAX-FREE VIRGINIA FUND*								TAX-FREE NATIONAL FUND*

	CLASS Y								CLASS Y

	Six Months							Year	Six Months							Year
	Ended 4/30/18	Period Ended October 31,						Ended	Ended 4/30/18	Period Ended October 31,						Ended

	(unaudited)	2017	2016	2015	2014	2013[1]		9/30/13	(unaudited)	2017	2016	2015	2014	2013[1]		9/30/13

Net Asset Value at beginning of period	$11.49	$11.67	$11.61	$11.70	$11.54	$11.50		$12.24	$10.85	$11.10	$11.01	$11.08	$10.73	$10.70		$11.44
Income from Investment Operations:
Net investment income[2]	0.12	0.24	0.25	0.28	0.30	0.03		0.32	0.12	0.25	0.26	0.27	0.29	0.03		0.32
Net realized and unrealized gain (loss) on investments	(0.29)	(0.16)	0.10	(0.01)	0.35	0.04		(0.65)	(0.33)	(0.18)	0.15	0.01	0.40	0.03		(0.66)

Total from investment operations	(0.17)	0.08	0.35	0.27	0.65	0.07		(0.33)	(0.21)	0.07	0.41	0.28	0.69	0.06		(0.34)
Less Distributions From:
Net investment income	(0.12)	(0.24)	(0.25)	(0.28)	(0.30)	(0.03)		(0.32)	(0.12)	(0.25)	(0.26)	(0.27)	(0.29)	(0.03)		(0.32)
Capital gains	–	(0.02)	(0.04)	(0.08)	(0.19)	–		(0.09)	(0.03)	(0.07)	(0.06)	(0.08)	(0.05)	–		(0.08)

Total distributions	(0.12)	(0.26)	(0.29)	(0.36)	(0.49)	(0.03)		(0.41)	(0.15)	(0.32)	(0.32)	(0.35)	(0.34)	(0.03)		(0.40)
Net increase (decrease) in net asset value	(0.29)	(0.18)	0.06	(0.09)	0.16	0.04		(0.74)	(0.36)	(0.25)	0.09	(0.07)	0.35	0.03		(0.74)
Net Asset Value at end of period	$11.20	$11.49	$11.67	$11.61	$11.70	$11.54		$11.50	$10.49	$10.85	$11.10	$11.01	$11.08	$10.73		$10.70
Total Return (%)[3]	(1.51)[4]	0.68	3.01	2.36	5.82	0.57	[4]	(2.77)	(1.92)[4]	0.72	3.75	2.61	6.52	0.52	[4]	(3.03)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,431	$21,866	$22,350	$22,659	$23,100	$23,408		$23,215	$23,719	$25,294	$27,333	$27,744	$28,415	$27,805		$28,328
Ratios of expenses to average net assets (%)	0.85 [5]	0.85	0.86	0.85	0.85	0.85	[5]	0.85	0.75 [5]	0.75	0.79	0.85	0.85	0.85	[5]	0.85
Ratio of net investment income to average net assets (%)	2.09 [5]	2.06	2.12	2.45	2.63	2.58		2.71	2.25 [5]	2.30	2.27	2.44	2.65	2.79	[5]	2.92
Portfolio turnover (%)[6]	7 [4]	8	12	12	16	–	[4]	14	10 [4]	6	9	15	30	6	[4]	24

*
The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 1 month of information.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

44

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH QUALITY BOND FUND*

	CLASS Y

	Six Months						Year
	Ended 4/30/18	Period Ended October 31,					Ended

	(unaudited)	2017	2016	2015	2014	2013[1]	12/31/12

Net Asset Value at beginning of period	$10.93	$11.06	$11.04	$11.04	$11.07	$11.21	$11.15
Income from Investment Operations:
Net investment income[2]	0.08	0.14	0.12	0.11	0.11	0.09	0.13
Net realized and unrealized gain (loss) on investments	(0.24)	(0.12)	0.06	0.01	0.01	(0.13)	0.10

Total from investment operations	(0.16)	0.02	0.18	0.12	0.12	(0.04)	0.23
Less Distributions From:
Net investment income	(0.08)	(0.14)	(0.12)	(0.11)	(0.11)	(0.08)	(0.13)
Capital gains	–	(0.01)	(0.04)	(0.01)	(0.04)	(0.02)	(0.04)

Total distributions	(0.08)	(0.15)	(0.16)	(0.12)	(0.15)	(0.10)	(0.17)
Net increase (decrease) in net asset value	(0.24)	(0.13)	0.02	–	(0.03)	(0.14)	0.06
Net Asset Value at end of period	$10.69	$10.93	$11.06	$11.04	$11.04	$11.07	$11.21
Total Return (%)[3]	(1.48)[4]	0.25	1.62	1.11	1.12	(0.35)[4]	2.04
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$94,792	$100,536	$105,807	$102,552	$118,082	$132,688	$109,694
Ratios of expenses to average net assets (%)
Before reimbursement of expenses by Adviser (%)	0.49 [5]	0.49	0.50	0.49	0.49	0.49 [5]	0.49
After reimbursement of expenses by Adviser (%)	0.49 [5]	0.49	0.50	0.49	0.49	0.49 [5]	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.54 [5]	1.32	1.10	1.00	1.00	0.99 [5]	1.15
Portfolio turnover (%)[7]	18 [4]	26	25	35	20	30 [4]	29

	CORE BOND FUND

	CLASS A						CLASS B

	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,

	Ended 4/30/18						Ended 4/30/18
	(unaudited)	2017	2016	2015	2014	2013	(unaudited)	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$10.03	$10.20	$10.09	$10.25	$10.21	$10.66	$10.03	$10.21	$10.10	$10.25	$10.22	$10.67
Income from Investment Operations:
Net investment income[2]	0.10	0.20	0.20	0.19	0.22	0.26	0.07	0.14	0.13	0.11	0.14	0.18
Net realized and unrealized gain (loss) on investments	(0.31)	(0.10)	0.21	(0.05)	0.09	(0.46)	(0.31)	(0.12)	0.21	(0.04)	0.08	(0.46)

Total from investment operations	(0.21)	0.10	0.41	0.14	0.31	(0.20)	(0.24)	0.02	0.34	0.07	0.22	(0.28)
Less Distributions From:
Net investment income	(0.11)	(0.22)	(0.22)	(0.21)	(0.22)	(0.25)	(0.08)	(0.15)	(0.15)	(0.13)	(0.14)	(0.17)
Capital gains	(0.00)[6]	(0.05)	(0.08)	(0.09)	(0.05)	–	(0.00)[6]	(0.05)	(0.08)	(0.09)	(0.05)	–

Total distributions	(0.11)	(0.27)	(0.30)	(0.30)	(0.27)	(0.25)	(0.08)	(0.20)	(0.23)	(0.22)	(0.19)	(0.17)
Net increase (decrease) in net asset value	(0.32)	(0.17)	0.11	(0.16)	0.04	(0.45)	(0.32)	(0.18)	0.11	(0.15)	0.03	(0.45)
Net Asset Value at end of period	$9.71	$10.03	$10.20	$10.09	$10.25	$10.21	$9.71	$10.03	$10.21	$10.10	$10.25	$10.22
Total Return (%)[3]	(2.04)[4]	1.05	4.21	1.34	3.04	(1.92)	(2.40)[4]	0.20	3.43	0.69	2.18	(2.65)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$31,212	$33,738	$34,325	$32,823	$33,973	$40,104	$1,743	$2,004	$2,575	$2,929	$3,445	$4,433
Ratios of expenses to average net assets (%)	0.90 [5]	0.90	0.91	0.90	0.90	0.90	1.65 [5]	1.65	1.66	1.65	1.65	1.65
Ratio of net investment income to average net assets (%)	2.12 [5]	2.00	2.00	1.85	2.10	2.42	1.37 [5]	1.25	1.25	1.10	1.36	1.68
Portfolio turnover (%)[7]	11 [4]	27	39	57	41	24	11 [4]	27	39	57	41	24
*
The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Amounts represent less than $0.005 per share.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

45

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	CORE BOND FUND - continued

	CLASS Y						CLASS R6

	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,

	Ended 4/30/18						Ended 4/30/18
	(unaudited)	2017	2016	2015	2014	2013	(unaudited)	2017	2016	2015	2014	2013[8]

Net Asset Value at beginning of period	$9.99	$10.17	$10.07	$10.22	$10.19	$10.64	$10.05	$10.21	$10.09	$10.24	$10.20	$10.53
Income from Investment Operations:
Net investment income[1]	0.12	0.23	0.23	0.21	0.23	0.28	0.13	0.24	0.24	0.23	0.20	0.14
Net realized and unrealized gain (loss) on investments	(0.31)	(0.11)	0.20	(0.04)	0.09	(0.45)	(0.32)	(0.10)	0.21	(0.06)	0.13	(0.34)

Total from investment operations	(0.19)	0.12	0.43	0.17	0.32	(0.17)	(0.19)	0.14	0.45	0.17	0.33	(0.20)
Less Distributions From:
Net investment income	(0.13)	(0.25)	(0.25)	(0.23)	(0.24)	(0.28)	(0.13)	(0.25)	(0.25)	(0.23)	(0.24)	(0.13)
Capital gains	(0.00)[6]	(0.05)	(0.08)	(0.09)	(0.05)	–	(0.00)[6]	(0.05)	(0.08)	(0.09)	(0.05)	–

Total distributions	(0.13)	(0.30)	(0.33)	(0.32)	(0.29)	(0.28)	(0.13)	(0.30)	(0.33)	(0.32)	(0.29)	(0.13)
Net increase (decrease) in net asset value	(0.32)	(0.18)	0.10	(0.15)	0.03	(0.45)	(0.32)	(0.16)	0.12	(0.15)	0.04	(0.33)
Net Asset Value at end of period	$9.67	$9.99	$10.17	$10.07	$10.22	$10.19	$9.73	$10.05	$10.21	$10.09	$10.24	$10.20
Total Return (%)[2]	(1.92)[4]	1.22	4.40	1.71	3.23	(1.65)	(1.91)[4]	1.41	4.59	1.71	3.32	(1.86)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$155,213	$170,169	$178,046	$186,414	$187,790	$109,247	$1,590	$1,802	$1,876	$1,693	$10	$10
Ratios of expenses to average net assets (%)	0.65 [5]	0.65	0.66	0.65	0.65	0.65	0.52 [5]	0.52	0.53	0.52	0.54	0.53 [5]
Ratio of net investment income to average net assets (%)	2.37 [5]	2.25	2.25	2.10	2.30	2.64	2.50 [5]	2.38	2.38	2.24	1.99	2.71 [5]
Portfolio turnover (%)[3]	11 [4]	27	39	57	41	24	11 [4]	27	39	57	41	24 [4]

	CORPORATE BOND FUND*							HIGH INCOME FUND

	CLASS Y							CLASS A

	Six Months	Period Ended October 31,					Year	Six Months	Year Ended October 31,

	Ended 4/30/18						Ended	Ended 4/30/18

	(unaudited)	2017	2016	2015	2014	2013[7]	12/31/12	(unaudited)	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$11.65	$11.69	$11.34	$11.49	$11.27	$11.67	$11.27	$6.19	$6.03	$5.93	$6.79	$7.15	$7.15
Income from Investment Operations:
Net investment income[1]	0.16	0.33	0.33	0.29	0.25	0.19	0.24	0.15	0.29	0.29	0.32	0.35	0.41
Net realized and unrealized gain (loss) on investments	(0.46)	–	0.39	(0.13)	0.22	(0.38)	0.39	(0.22)	0.16	0.10	(0.47)	–	0.03

Total from investment operations	(0.30)	0.33	0.72	0.16	0.47	(0.19)	0.63	(0.07)	0.45	0.39	(0.15)	0.35	0.44
Less Distributions From:
Net investment income	(0.16)	(0.33)	(0.33)	(0.29)	(0.25)	(0.19)	(0.23)	(0.15)	(0.29)	(0.29)	(0.32)	(0.36)	(0.44)
Capital gains	(0.09)	(0.04)	(0.04)	(0.02)	–	(0.02)	(0.00)[6]	–	–	–	(0.39)	(0.35)	–

Total distributions	(0.25)	(0.37)	(0.37)	(0.31)	(0.25)	(0.21)	(0.23)	(0.15)	(0.29)	(0.29)	(0.71)	(0.71)	(0.44)
Net increase (decrease) in net asset value	(0.55)	(0.04)	0.35	(0.15)	0.22	(0.40)	0.40	(0.22)	0.16	0.10	(0.86)	(0.36)	(0.00)[6]
Net Asset Value at end of period	$11.10	$11.65	$11.69	$11.34	$11.49	$11.27	$11.67	$5.97	$6.19	$6.03	$5.93	$6.79	$7.15
Total Return (%)[2]	(2.55)[4]	2.97	6.45	1.40	4.21	(1.58)[4]	5.72	(1.17)[4]	7.61	6.91	(2.29)	5.20	6.29
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,062	$21,773	$23,846	$23,545	$27,010	$19,743	$19,813	$19,637	$21,298	$21,403	$23,155	$28,596	$28,530
Ratios of expenses to average net assets :
Before reimbursement of expenses by Adviser (%)	0.65 [5]	0.65	0.66	0.65	0.65	0.65 [5]	0.67	1.00 [5]	1.00	1.01	1.00	1.00	1.00
After reimbursement of expenses by Adviser (%)	0.65 [5]	0.65	0.66	0.65	0.65	0.65 [5]	–	1.00 [5]	1.00	1.01	1.00	1.00	1.00
Ratio of net investment income to average net assets:
After reimbursement of expenses by Adviser (%)	2.91 [5]	2.88	2.86	2.55	2.22	2.05 [5]	2.04	4.89 [5]	4.72	4.98	5.12	5.05	5.63
Portfolio turnover (%)[3]	6 [4]	23	36	37	31	10 [4]	11	18 [4]	53	73	28	52	28

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Not annualized.
[5]	Annualized.
[6]	Amounts represent less than $0.005 per share.
[7]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[8]	Commenced investment operations at the close of business on April 22, 2013.

See accompanying Notes to Financial Statements.

46

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH INCOME FUND - continued

		CLASS B						CLASS Y

	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/18						Ended 4/30/18
	(unaudited)	2017	2016	2015	2014	2013	(unaudited)	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$6.37	$6.19	$6.08	$6.95	$7.30	$7.26	$6.09	$5.94	$5.86	$6.73	$7.09	$7.10
Income from Investment Operations:
Net investment income[1]	0.15	0.26	0.26	0.29	0.30	0.37	0.15	0.26	0.27	0.01	1.02	0.45
Net realized and unrealized gain (loss) on investments	(0.25)	0.16	0.10	(0.50)	–	0.03	(0.22)	0.21	0.13	(0.14)	(0.65)	0.01

Total from investment operations	(0.10)	0.42	0.36	(0.21)	0.30	0.40	(0.07)	0.47	0.40	(0.13)	0.37	0.46
Less Distributions From:
Net investment income	(0.13)	(0.24)	(0.25)	(0.27)	(0.30)	(0.36)	(0.17)	(0.32)	(0.32)	(0.35)	(0.38)	(0.47)
Capital gains	–	–	–	(0.39)	(0.35)	–	–	–	–	(0.39)	(0.35)	–

Total distributions	(0.13)	(0.24)	(0.25)	(0.66)	(0.65)	(0.36)	(0.17)	(0.32)	(0.32)	(0.74)	(0.73)	(0.47)
Net increase (decrease) in net asset value	(0.23)	0.18	0.11	(0.87)	(0.35)	0.04	(0.24)	0.15	0.08	(0.87)	(0.36)	(0.01)
Net Asset Value at end of period	$6.14	$6.37	$6.19	$6.08	$6.95	$7.30	$5.85	$6.09	$5.94	$5.86	$6.73	$7.09
Total Return (%)[2]	(1.64)[3]	6.92	6.07	(3.11)	4.47	5.60	(1.18)[3]	8.06	7.15	(2.00)	5.59	6.68
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,282	$1,505	$1,651	$1,685	$2,267	$2,566	$780	$797	$712	$664	$388	$17,449
Ratios of expenses to average net assets (%)	1.75 [4]	1.75	1.76	1.75	1.75	1.75	0.75 [4]	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets (%)	4.14 [4]	3.97	4.23	4.36	4.30	4.89	5.14 [4]	4.97	5.20	5.39	5.36	5.95
Portfolio turnover (%)[5]	18 [3]	53	73	28	52	28	18 [3]	53	73	28	52	28

	DIVERSIFIED INCOME FUND

		CLASS A						CLASS B

	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,

	Ended 4/30/18						Ended 4/30/18
	(unaudited)	2017	2016	2015	2014	2013	(unaudited)	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$15.93	$14.92	$14.75	$14.79	$13.89	$12.54	$16.04	$15.01	$14.83	$14.88	$13.98	$12.61
Income from Investment Operations:
Net investment income[1]	0.14	0.26	0.25	0.23	0.23	0.24	0.09	0.14	0.14	0.13	0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.07)	1.56	0.52	(0.03)	0.90	1.35	(0.09)	1.58	0.53	(0.04)	0.90	1.37

Total from investment operations	0.07	1.82	0.77	0.20	1.13	1.59	–	1.72	0.67	0.09	1.03	1.50
Less Distributions From:
Net investment income	(0.15)	(0.27)	(0.26)	(0.24)	(0.23)	(0.24)	(0.09)	(0.15)	(0.15)	(0.14)	(0.13)	(0.13)
Capital gains	(0.24)	(0.54)	(0.34)	–	–	–	(0.24)	(0.54)	(0.34)	–	–	–

Total distributions	(0.39)	(0.81)	(0.60)	(0.24)	(0.23)	(0.24)	(0.33)	(0.69)	(0.49)	(0.14)	(0.13)	(0.13)
Net increase (decrease) in net asset value	(0.32)	1.01	0.17	(0.04)	0.90	1.35	(0.33)	1.03	0.18	(0.05)	0.90	1.37
Net Asset Value at end of period	$15.61	$15.93	$14.92	$14.75	$14.79	$13.89	$15.71	$16.04	$15.01	$14.83	$14.88	$13.98
Total Return (%)[2]	0.35 [3]	12.57	5.38	1.39	8.22	12.76	(0.08)[3]	11.79	4.63	0.58	7.37	11.99
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$131,369	$137,863	$128,208	$121,026	$119,364	$105,521	$11,346	$12,702	$13,293	$13,442	$14,378	$14,297
Ratios of expenses to average net assets (%)	1.10 [4]	1.10	1.11	1.10	1.10	1.10	1.85 [4]	1.85	1.86	1.85	1.85	1.85
Ratio of net investment income to average net assets (%)	1.77 [4]	1.65	1.68	1.59	1.61	1.75	1.02 [4]	0.91	0.94	0.84	0.86	1.01
Portfolio turnover (%)[5]	13 [3]	21	35	25	23	18	13 [3]	21	35	25	23	18

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

47

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVERSIFIED INCOME FUND - continued

		CLASS C

	Six Months	Year Ended October 31,
	Ended 4/30/18 (unaudited)
		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$16.03	$15.01	$14.83	$14.88	$13.97	$12.61
Income from Investment Operations:
Net investment income[2]	0.08	0.14	0.14	0.13	0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.07)	1.57	0.53	(0.04)	0.91	1.36

Total from investment operations	0.01	1.71	0.67	0.09	1.04	1.49
Less Distributions From:
Net investment income	(0.09)	(0.15)	(0.15)	(0.14)	(0.13)	(0.13)
Capital gains	(0.24)	(0.54)	(0.34)	–	–	–

Total distributions	(0.33)	(0.69)	(0.49)	(0.14)	(0.13)	(0.13)
Net increase (decrease) in net asset value	(0.32)	1.02	0.18	(0.05)	0.91	1.36
Net Asset Value at end of period	$15.71	$16.03	$15.01	$14.83	$14.88	$13.97
Total Return (%)[3]	(0.02)[4]	11.72	4.63	0.64	7.38	11.91
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,890	$15,103	$13,498	$12,766	$11,545	$6,732
Ratios of expenses to average net assets (%)	1.85 [5]	1.85	1.86	1.85	1.85	1.84
Ratio of net investment income to average net assets (%)	1.02 [5]	0.89	0.93	0.84	0.83	0.88
Portfolio turnover (%)[6]	13 [4]	21	35	25	23	18

	COVERED CALL & EQUITY INCOME FUND[1]

			CLASS A					CLASS C

	Six Months		Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/18							Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013	(unaudited)	2017	2015	2014	2013	2013

Net Asset Value at beginning of period	$8.88		$8.95	$9.14	$9.92	$9.99	$9.76	$8.47	$8.63	$8.89	$9.74	$9.89	$9.74
Income from Investment Operations:
Net investment income[2]	0.02		0.07	0.05	0.06	0.08	0.02	(0.12)	0.02	0.06	0.16	0.08	0.20
Net realized and unrealized gain (loss) on investments	0.32		0.46	0.33	(0.06)	0.77	1.12	0.41	0.42	0.24	(0.23)	0.69	0.86

Total from investment operations	0.34		0.53	0.38	–	0.85	1.14	0.29	0.44	0.30	(0.07)	0.77	1.06
Less Distributions From:
Net investment income	(0.15)		(0.39)	(0.41)	(0.50)	(0.60)	(0.60)	(0.14)	(0.39)	(0.40)	(0.50)	(0.60)	(0.60)
Capital gains	(0.29)		(0.21)	(0.16)	(0.28)	(0.32)	(0.31)	(0.29)	(0.21)	(0.16)	(0.28)	(0.32)	(0.31)

Total distributions	(0.44)		(0.60)	(0.57)	(0.78)	(0.92)	(0.91)	(0.43)	(0.60)	(0.56)	(0.78)	(0.92)	(0.91)
Net increase (decrease) in net asset value	(0.10)		(0.07)	(0.19)	(0.78)	(0.07)	0.23	(0.14)	(0.16)	(0.26)	(0.85)	(0.15)	0.15
Net Asset Value at end of period	$8.78		$8.88	$8.95	$9.14	$9.92	$9.99	$8.33	$8.47	$8.63	$8.89	$9.74	$9.89
Total Return (%)[3]	3.85	[4]	5.97	4.29	(0.18)	8.90	12.29	3.47 [4]	5.09	3.53	(0.83)	8.01	11.44
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,109		$16,773	$18,252	$16,042	$11,373	$7,559	$9,494	$13,299	$13,519	$9,287	$4,805	$2,258
Ratios of expenses to average net assets (%)	1.25	[5]	1.25	1.25	1.25	1.25	1.25	2.00 [5]	2.00	2.00	1.99	2.00	2.00
Ratio of net investment income (loss) to average net assets (%)	0.40	[5]	1.03	0.17	0.13	(0.30)	(0.12)	(0.35)[5]	0.28	(0.58)	(0.59)	(1.07)	(0.91)
Portfolio turnover (%)[6]	68	[4]	166	135	107	139	100	68 [4]	166	135	107	139	100

[1]	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

48

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND[1] - continued

	CLASS Y							CLASS R6

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,
	Ended 4/30/18							Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013	(unaudited)		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$9.06		$9.11	$9.27	$10.03	$10.08	$9.82	$9.13		$9.16	$9.31	$10.06	$10.09	$9.82
Income from Investment Operations:
Net investment income[3]	0.03		0.14	0.08	0.14	0.22	(0.28)	0.03		0.14	0.07	0.24	0.13	0.04
Net realized and unrealized gain on investments	0.33		0.42	0.33	(0.12)	0.67	1.45	0.33		0.44	0.35	(0.21)	0.78	1.14

Total from investment operations	0.36		0.56	0.41	0.02	0.89	1.17	0.36		0.58	0.42	0.03	0.91	1.18
Less Distributions From:
Net investment income	(0.15)		(0.40)	(0.41)	(0.50)	(0.62)	(0.60)	(0.15)		(0.40)	(0.41)	(0.50)	(0.62)	(0.60)
Capital gains	(0.29)		(0.21)	(0.16)	(0.28)	(0.32)	(0.31)	(0.29)		(0.21)	(0.16)	(0.28)	(0.32)	(0.31)

Total distributions	(0.44)		(0.61)	(0.57)	(0.78)	(0.94)	(0.91)	(0.44)		(0.61)	(0.57)	(0.78)	(0.94)	(0.91)
Net increase (decrease) in net asset value	(0.08)		(0.05)	(0.16)	(0.76)	(0.05)	0.26	(0.08)		(0.03)	(0.15)	(0.75)	(0.03)	0.27
Net Asset Value at end of period	$8.98		$9.06	$9.11	$9.27	$10.03	$10.08	$9.05		$9.13	$9.16	$9.31	$10.06	$10.09
Total Return (%)[4]	4.06	[5]	6.15	4.63	0.13	9.08	12.60	4.03	[5]	6.34	4.72	0.23	9.29	12.75
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$91,811		$95,640	$71,241	$60,916	$43,891	$29,307	$2,607		$2,531	$3,110	$2,826	$152	$116
Ratios of expenses to average net assets (%)	1.00	[6]	1.00	1.00	1.00	1.00	1.00	0.87	[6]	0.87	0.88	0.87	0.87	0.87
Ratio of net investment income (loss) to average net assets (%)	0.66	[6]	1.26	0.42	0.40	(0.03)	0.14	0.77	[6]	1.26	0.55	0.70	0.10	0.21
Portfolio turnover (%)[7]	68	[5]	166	135	107	139	100	68	[5]	166	135	107	139	100

	DIVIDEND INCOME FUND*									LARGE CAP VALUE FUND

	CLASS Y									CLASS A

	Six Months Ended 4/30/18 (unaudited)		Period Ended October 31,						Year Ended	Six Months Ended 4/30/18 (unaudited)		Year Ended October 31,

			2017	2016	2015	2014	2013[2]		12/31/12			2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$26.18		$22.38	$22.28	$23.59	$21.94	$17.90		$17.17	$15.52		$15.47	$16.33	$19.18	$17.04	$13.99
Income from Investment Operations:
Net investment income[3]	0.24		0.44	0.33	0.40	0.38	0.28		0.36	0.07		0.25	0.16	0.08	0.13	0.18
Net realized and unrealized gain (loss)on investments	0.26		4.34	0.99	0.01	2.29	4.03		1.50	0.84		2.05	0.92	(0.10)	2.15	3.07

Total from investment operations	0.50		4.78	1.32	0.41	2.67	4.31		1.86	0.91		2.30	1.08	(0.02)	2.28	3.25
Less Distributions:
Net investment income	(0.23)		(0.44)	(0.32)	(0.38)	(0.38)	(0.27)		(0.35)	(0.27)		(0.18)	(0.10)	(0.14)	(0.14)	(0.20)
Capital gains	(0.59)		(0.54)	(0.90)	(1.34)	(0.64)	–		(0.78)	(1.34)		(2.07)	(1.84)	(2.69)	–	–

Total distributions	(0.82)		(0.98)	(1.22)	(1.72)	(1.02)	(0.27)		(1.13)	(1.61)		(2.25)	(1.94)	(2.83)	(0.14)	(0.20)
Net increase (decrease) in net asset value	(0.32)		3.80	0.10	(1.31)	1.65	4.04		0.73	(0.70)		0.05	(0.86)	(2.85)	2.14	3.05
Net Asset Value at end of period	$25.86		$26.18	$22.38	$22.28	$23.59	$21.94		$17.90	$14.82		$15.52	$15.47	$16.33	$19.18	$17.04
Total Return (%)[4]	1.86	[5]	21.85	6.16	1.76	12.42	24.18	[5]	10.86	5.96	[5]	16.36	7.16	(0.80)	13.47	23.58
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$109,642		$107,411	$102,402	$20,925	$21,518	$18,658		$13,263	$69,056		$68,522	$62,757	$63,566	$70,495	$67,048
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10	[6]	1.10	1.10	1.10	1.10	1.10	[6]	1.17	1.16	[6]	1.16	1.17	1.16	1.16	1.16
After reimbursement of expenses by Adviser (%)	0.95	[6]	0.95	0.95	0.95	0.95	0.95	[6]	1.09	1.16	[6]	1.16	1.17	1.16	1.16	1.16
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.88	[6]	1.81	1.61	1.75	1.66	1.66	[6]	1.95	0.85	[6]	1.65	1.02	0.47	0.69	1.12
Portfolio turnover (%)[7]	19	[5]	19	33	24	29	16	[5]	61	37	[5]	86	74	97	85	33

*
The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1]	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund.
[2]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[3]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[8]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

49

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP VALUE FUND - continued

	CLASS B							CLASS Y

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,
	Ended 4/30/18							Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013	(unaudited)		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$15.10		$15.09	$16.01	$18.84	$16.74	$13.74	$15.53		$15.48	$16.35	$19.20	$17.06	$14.01
Income from Investment Operations:
Net investment income[2]	0.02		0.16	0.06	(0.05)	0.04	0.12	0.06		0.37	0.26	0.14	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.81		1.98	0.88	(0.09)	2.07	2.98	0.87		1.97	0.85	(0.11)	2.14	3.10

Total from investment operations	0.83		2.14	0.94	(0.14)	2.11	3.10	0.93		2.34	1.11	0.03	2.33	3.29
Less Distributions From:
Net investment income	(0.15)		(0.06)	(0.02)	0.00 [6]	(0.01)	(0.10)	(0.31)		(0.22)	(0.14)	(0.19)	(0.19)	(0.24)
Capital gains	(1.34)		(2.07)	(1.84)	(2.69)	–	–	(1.34)		(2.07)	(1.84)	(2.69)	–	–

Total distributions	(1.49)		(2.13)	(1.86)	(2.69)	(0.01)	(0.10)	(1.65)		(2.29)	(1.98)	(2.88)	(0.19)	(0.24)
Net increase (decrease) in net asset value	(0.66)		0.01	(0.92)	(2.83)	2.10	3.00	(0.72)		0.05	(0.87)	(2.85)	2.14	3.05
Net Asset Value at end of period	$14.44		$15.10	$15.09	$16.01	$18.84	$16.74	$14.81		$15.53	$15.48	$16.35	$19.20	$17.06
Total Return (%)[3]	5.56	[4]	15.43	6.38	(1.49)	12.61	22.69	6.10	[4]	16.60	7.44	(0.51)	13.74	23.86
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,112		$3,318	$3,586	$4,096	$4,867	$5,222	$26,280		$19,187	$36,721	$109,546	$128,456	$132,206
Ratios of expenses to average net assets (%)	1.91	[5]	1.91	1.92	1.91	1.91	1.91	0.91	[5]	0.91	0.92	0.91	0.91	0.91
Ratio of net investment income (loss) to average net assets (%)	0.09	[5]	0.88	0.27	(0.27)	(0.06)	0.40	1.14	[5]	1.74	1.33	0.73	0.92	1.33
Portfolio turnover (%)[7]	37	[4]	86	74	97	85	33	37	[4]	86	74	97	85	33

	INVESTORS FUND*

	CLASS A								CLASS Y

	Six Months		Year Ended October 31,				Inception		Six Months		Period Ended October 31,						Year
	Ended 4/30/18						to		Ended 4/30/18								Ended
	(unaudited)		2017	2016	2015	2014	10/31/13[1]		(unaudited)		2017	2016	2015	2014	2013[8]		12/31/12

Net Asset Value at beginning of period	$23.22		$19.57	$21.30	$25.01	$22.49	$22.06		$23.29		$19.62	$21.36	$25.07	$22.50	$18.56		$16.40
Income from Investment Operations:
Net investment income[2]	0.04		0.03	(0.00)[6,9]	0.09	0.03	–		0.07		0.09	0.06 [9]	0.16	0.12	0.10		0.13
Net realized and unrealized gain (loss) on investments	0.49		4.23	1.18	1.06	3.18	0.43		0.49		4.24	1.17	1.05	3.15	3.94		2.17

Total from investment operations	0.53		4.26	1.18	1.15	3.21	0.43		0.56		4.33	1.23	1.21	3.27	4.04		2.30
Less Distributions From:
Net investment income	(0.03)		–	(0.12)	(0.06)	(0.01)	–		(0.09)		(0.05)	(0.18)	(0.12)	(0.02)	(0.10)		(0.14)
Capital gains	(1.26)		(0.61)	(2.79)	(4.80)	(0.68)	–		(1.26)		(0.61)	(2.79)	(4.80)	(0.68)	–		–

Total distributions	(1.29)		(0.61)	(2.91)	(4.86)	(0.69)	–		(1.35)		(0.66)	(2.97)	(4.92)	(0.70)	(0.10)		(0.14)
Net increase (decrease) in net asset value	(0.76)		3.65	(1.73)	(3.71)	2.52	0.43		(0.79)		3.67	(1.74)	(3.71)	2.57	3.94		2.16
Net Asset Value at end of period	$22.46		$23.22	$19.57	$21.30	$25.01	$22.49		$22.50		$23.29	$19.62	$21.36	$25.07	$22.50		$18.56
Total Return (%)[3]	2.17	[4]	22.30	6.46	4.78	14.55	1.95	[4]	2.30	[4]	22.62	6.69	5.07	14.84	21.78	[4]	14.05
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$75,969		$77,891	$67,479	$2,189	$1,340	$280		$205,826		$222,363	$204,962	$109,506	$166,819	$196,164		$35,176
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.20	[5]	1.20	1.20	1.31	1.28	1.20	[5]	0.95	[5]	0.95	0.98	1.06	1.02	1.04	[5]	1.05
After reimbursement of expenses by Adviser (%)	1.20	[5]	1.20	1.20	1.19	1.13	1.06	[5]	0.95	[5]	0.95	0.95	0.94	0.87	0.89	[5]	0.97
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.36	[5]	0.14	(0.01)	0.38	0.15	(0.22)[5]		0.61	[5]	0.39	0.33	0.62	0.43	0.41	[5]	0.75
Portfolio turnover (%)[7]	22	[4]	33	27	33	52	34	[4]	22	[4]	33	27	33	52	34	[4]	47

*
The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1]	Class was launched on September 20, 2013.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Amounts represent less than $0.005 per share.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[8]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[9]	Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

50

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	INVESTORS FUND* - continued								MID CAP FUND*

	CLASS R6								CLASS A

	Six Months		Year Ended October 31,				Inception		Six Months	Year Ended October 31,				Inception
	Ended 4/30/18						to		Ended 4/30/18					to
	(unaudited)		2017	2016	2015	2014	10/31/13[1]		(unaudited)	2017	2016	2015	2014	10/31/13[7]

Net Asset Value at beginning of period	$23.44		$19.74	$21.47	$25.14	$22.51	$22.06		$9.37	$8.34	$8.59	$9.78	$9.48	$8.41
Income from Investment Operations:
Net investment income[2]	0.10		0.13	0.11 [11]	0.15	0.17	–		(0.03)	(0.05)	(0.04)	(0.06)	(0.04)	(0.03)
Net realized and unrealized gain on investments	0.49		4.26	1.17	1.10	3.16	0.45		0.37	1.46	0.29	0.61	1.01	1.10

Total from investment operations	0.59		4.39	1.28	1.25	3.33	0.45		0.34	1.41	0.25	0.55	0.97	1.07
Less Distributions From:
Net investment income	(0.14)		(0.08)	(0.22)	(0.12)	(0.02)	–		–	–	–	–	–	–
Capital gains	(1.26)		(0.61)	(2.79)	(4.80)	(0.68)	–		(0.35)	(0.38)	(0.50)	(1.74)	(0.67)	–

Total distributions	(1.40)		(0.69)	(3.01)	(4.92)	(0.70)	–		(0.35)	(0.38)	(0.50)	(1.74)	(0.67)	–
Net increase (decrease) in net asset value	(0.81)		3.70	(1.73)	(3.67)	2.63	0.45		(0.01)	1.03	(0.25)	(1.19)	0.30	1.07
Net Asset Value at end of period	$22.63		$23.44	$19.74	$21.47	$25.14	$22.51		$9.36	$9.37	$8.34	$8.59	$9.78	$9.48
Total Return (%)[3]	2.39	[4]	22.87	6.92	5.25	15.10	2.04	[4]	3.61 [4]	17.40	3.12	5.80	10.65	12.72	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,239		$6,898	$6,198	$6,589	$5,200	$7,234		$58,471	$59,175	$52,482	$54,000	$57,117	$56,578
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.77	[5]	0.77	0.77	0.73	0.69	0.65	[5]	1.40 [5]	1.40	1.41	1.40	1.40	1.40	[5]
After reimbursement of expenses by Adviser (%)	0.77	[5]	0.77	0.77	0.73	0.64	0.56	[5]	1.40 [5]	1.40	1.41	1.40	1.40	1.40	[5]
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.77	[5]	0.56	0.57	0.83	0.65	0.23	[5]	(0.52)[5]	(0.53)	(0.47)	(0.72)	(0.42)	(0.64)[5]
Portfolio turnover (%)[6]	22	[4]	33	27	33	52	34	[4]	13 [4]	22	27	28	33	21	[4]

	MID CAP FUND*

	CLASS B							CLASS Y

	Six Months	Year Ended October 31,				Inception		Six Months		Year Ended October 31,					Period
	Ended 4/30/18					to		Ended 4/30/18							Ended

	(unaudited)	2017	2016	2015	2014	10/31/13[7]		(unaudited)		2017	2016	2015	2014	2013[8]	12/31/12[9]

Net Asset Value at beginning of period	$7.78	$7.04	$7.38	$8.69	$8.55	$7.62		$9.76		$8.64	$8.85	$10.00	$9.66	$8.31	$7.45
Income from Investment Operations:
Net investment income (loss)[2]	(0.13)	(0.20)	(0.14)	(0.13)	(0.14)	(0.06)		0.00	[10]	(0.01)	0.00 [10]	(0.04)	(0.02)	(0.02)	–
Net realized and unrealized gain (loss) on investments	0.38	1.32	0.30	0.56	0.95	0.99		0.37		1.51	0.29	0.63	1.03	2.11	1.17

Total from investment operations	0.25	1.12	0.16	0.43	0.81	0.93		0.37		1.50	0.29	0.59	1.01	2.09	1.17
Less Distributions From:
Capital gains	(0.35)	(0.38)	(0.50)	(1.74)	(0.67)	–		(0.35)		(0.38)	(0.50)	(1.74)	(0.67)	(0.74)	(0.31)

Total distributions	(0.35)	(0.38)	(0.50)	(1.74)	(0.67)	–		(0.35)		(0.38)	(0.50)	(1.74)	(0.67)	(0.74)	(0.31)
Net increase (decrease) in net asset value	(0.10)	0.74	(0.34)	(1.31)	0.14	0.93		0.02		1.12	(0.21)	(1.15)	0.34	1.35	0.86
Net Asset Value at end of period	$7.68	$7.78	$7.04	$7.38	$8.69	$8.55		$9.78		$9.76	$8.64	$8.85	$10.00	$9.66	$8.31
Total Return (%)[3]	3.18 [4]	16.46	2.38	5.06	9.89	12.20	[4]	3.78	[4]	17.85	3.50	6.13	10.88	22.68 [4]	15.69
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,241	$2,550	$2,832	$3,401	$4,235	$5,476		$273,935		$270,989	$242,308	$198,605	$224,181	$255,263	$168,428
Ratios of expenses to average net assets (%)	2.15 [5]	2.15	2.16	2.15	2.15	2.15	[5]	0.98	[5]	0.98	1.08	1.15	1.15	1.15 [5]	1.20
Ratio of net investment income (loss) to average net assets (%)	(1.27)[5]	(1.28)	(1.23)	(1.47)	(1.19)	(1.39)[5]		(0.10)[5]		(0.11)	(0.14)	(0.47)	(0.17)	(0.29)[5]	0.00
Portfolio turnover (%)[6]	13 [4]	22	27	28	33	21	[4]	13	[4]	22	27	28	33	21 [4]	28

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Class was launched on September 20, 2013.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	For accounting purposes, the Mid Cap Fund Class A & B are treated as having commenced investment operations at the close of business on April 19, 2013.
[8]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[9]	The financial highlights prior to April 22, 2013 are those of the Madison Mosaic Mid Cap Fund, the accounting survivor of the reorganization of the Madison Mid Cap and Madison Mosaic Mid Cap Funds. The net asset values and other per share information of the Madison Mosaic Mid Cap Fund have been restated by the conversion ratio of 1.5634 for Class Y shares to reflect those of the legal survivor of the reorganization, the Madison Mosaic Mid Cap Fund, which was renamed the Madison Mid Cap Fund after reorganization.
[10]	Amounts represent less than $0.005 per share.
[11]	Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

51

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	MID CAP FUND* - continued										SMALL CAP FUND

	CLASS R6										CLASS A

	Six Months		Period Ended October 31,						Period		Six Months	Year Ended October 31,
	Ended 4/30/18								Ended		Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013[1]		12/31/12[2,3]		(unaudited)	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$9.94		$8.77	$8.95	$10.06	$9.68	$8.30		$7.42		$16.96	$14.58	$14.98	$15.21	$14.87	$11.81
Income from Investment Operations:
Net investment income (loss)[4]	0.00	[9]	0.01	0.02	(0.05)	0.02	0.01		0.08		0.01	0.11	0.04	0.02	0.06	0.02
Net realized and unrealized gain on investments	0.38		1.54	0.30	0.68	1.03	2.11		1.12		(0.08)	2.79	0.11	0.58	0.88	3.68

Total from investment operations	0.38		1.55	0.32	0.63	1.05	2.12		1.20		(0.07)	2.90	0.15	0.60	0.94	3.70
Less Distributions From:
Net investment income	–		–	–	–	–	–		(0.01)		(0.13)	(0.02)	(0.02)	(0.04)	–	(0.09)
Capital gains	(0.35)		(0.38)	(0.50)	(1.74)	(0.67)	(0.74)		(0.31)		(1.16)	(0.50)	(0.53)	(0.79)	(0.60)	(0.55)

Total distributions	(0.35)		(0.38)	(0.50)	(1.74)	(0.67)	(0.74)		(0.32)		(1.29)	(0.52)	(0.55)	(0.83)	(0.60)	(0.64)
Net increase (decrease) in net asset value	0.03		1.17	(0.18)	(1.11)	0.38	1.38		0.88		(1.36)	2.38	(0.40)	(0.23)	0.34	3.06
Net Asset Value at end of period	$9.97		$9.94	$8.77	$8.95	$10.06	$9.68		$8.30		$15.60	$16.96	$14.58	$14.98	$15.21	$14.87
Total Return (%)[5]	3.81	[6]	18.17	3.81	6.55	11.29	23.05	[6]	7.34	[6]	(0.64)[6]	19.94	1.00	3.90	6.45	32.85
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,935		$11,713	$8,792	$9,874	$5,118	$6,270		$4,856		$3,545	$3,890	$3,168	$3,435	$3,639	$4,566
Ratios of expenses to average net assets (%)	0.77	[7]	0.77	0.78	0.77	0.77	0.77	[7]	0.76	[7]	1.50 [7]	1.50	1.51	1.50	1.50	1.50
Ratio of net investment income (loss) to average net assets (%)	0.11	[7]	0.10	0.16	(0.09)	0.20	0.11	[7]	1.19	[7]	0.19 [7]	0.68	0.24	0.09	0.35	0.14
Portfolio turnover (%)[8]	13	[6]	22	27	28	33	21	[6]	28	[6]	8 [6]	20	19	19	29	22
	SMALL CAP FUND

	CLASS B						CLASS Y

	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/18						Ended 4/30/18
	(unaudited)	2017	2016	2015	2014	2013	(unaudited)	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$15.87	$13.75	$14.25	$14.58	$14.38	$11.45	$17.02	$14.63	$15.03	$15.26	$14.88	$11.82
Income from Investment Operations:
Net investment income (loss)[4]	(0.06)	(0.05)	(0.10)	(0.14)	(0.05)	(0.06)	0.04	0.18	0.07	0.04	0.07	0.02
Net realized and unrealized gain on investments	(0.05)	2.67	0.13	0.60	0.85	3.56	(0.07)	2.78	0.10	0.60	0.91	3.71

Total from investment operations	(0.11)	2.62	0.03	0.46	0.80	3.50	(0.03)	2.96	0.17	0.64	0.98	3.73
Less Distributions From:
Net investment income	(0.01)	–	–	–	–	(0.02)	(0.18)	(0.07)	(0.04)	(0.08)	(0.00)[9]	(0.12)
Capital gains	(1.16)	(0.50)	(0.53)	(0.79)	(0.60)	(0.55)	(1.16)	(0.50)	(0.53)	(0.79)	(0.60)	(0.55)

Total distributions	(1.17)	(0.50)	(0.53)	(0.79)	(0.60)	(0.57)	(1.34)	(0.57)	(0.57)	(0.87)	(0.60)	(0.67)
Net increase (decrease) in net asset value	(1.28)	2.12	(0.50)	(0.33)	0.20	2.93	(1.37)	2.39	(0.40)	(0.23)	0.38	3.06
Net Asset Value at end of period	$14.59	$15.87	$13.75	$14.25	$14.58	$14.38	$15.65	$17.02	$14.63	$15.03	$15.26	$14.88
Total Return (%)[5]	(0.97)[6]	19.06	0.21	3.10	5.66	31.92	(0.44)[6]	20.25	1.18	4.16	6.72	33.17
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$364	$416	$392	$437	$522	$497	$84,115	$90,637	$91,448	$83,728	$60,279	$45,217
Ratios of expenses to average net assets (%)	2.25 [7]	2.25	2.26	2.25	2.25	2.25	1.25 [7]	1.25	1.26	1.25	1.25	1.25
Ratio of net investment income (loss) to average net assets (%)	(0.55)[7]	(0.07)	(0.51)	(0.66)	(0.40)	(0.62)	0.45 [7]	0.95	0.49	0.32	0.59	0.28
Portfolio turnover (%)[8]	8 [6]	20	19	19	29	22	8 [6]	20	19	19	29	22

*	The Financial Statements presented herein include the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[2]	The financial highlights prior to April 22, 2013 are those of the Madison Mosaic Mid Cap Fund, the accounting survivor of the reorganization of the Madison Mid Cap and Madison Mosaic Mid Cap Funds. The net asset values and other per share information of the Madison Mosaic Mid Cap Fund have been restated by the conversion ratio of 1.5634 for Class Y shares and 1.5696 for Class R6 shares to reflect those of the legal survivor of the reorganization, the Madison Mosaic Mid Cap Fund, which was renamed the Madison Mid Cap Fund after reorganization.
[3]	Class was launched on February 29, 2012.
[4]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[5]	Total return without applicable sales charge.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[9]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

52

Madison Funds | April 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

	INTERNATIONAL STOCK FUND

	CLASS A							CLASS B

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/18							Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013	(unaudited)		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$14.00		$12.03	$12.99	$13.20	$13.16	$10.81	$13.63		$11.73	$12.68	$12.89	$12.87	$10.58
Income from Investment Operations:
Net investment income[1]	0.06		0.10	0.12	0.12	0.16	0.13	(0.00)[6]		0.00 [6]	0.03	0.03	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.34		2.01	(0.97)	(0.02)	(0.02)	2.35	0.34		1.97	(0.95)	(0.03)	(0.06)	2.28

Total from investment operations	0.40		2.11	(0.85)	0.10	0.14	2.48	0.34		1.97	(0.92)	–	0.04	2.35
Less Distributions From:
Net investment income	(0.12)		(0.14)	(0.11)	(0.31)	(0.10)	(0.13)	(0.03)		(0.07)	(0.03)	(0.21)	(0.02)	(0.06)

Total distributions	(0.12)		(0.14)	(0.11)	(0.31)	(0.10)	(0.13)	(0.03)		(0.07)	(0.03)	(0.21)	(0.02)	(0.06)
Net increase (decrease) in net asset value	0.28		1.97	(0.96)	(0.21)	0.04	2.35	0.31		1.90	(0.95)	(0.21)	0.02	2.29
Net Asset Value at end of period	$14.28		$14.00	$12.03	$12.99	$13.20	$13.16	$13.94		$13.63	$11.73	$12.68	$12.89	$12.87
Total Return (%)[2]	2.86	[3]	17.79	(6.60)	0.83	1.09	23.11	2.50	[3]	16.89	(7.27)	0.06	0.31	22.26
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,364		$20,520	$18,573	$21,072	$23,012	$24,571	$1,044		$1,195	$1,288	$1,692	$2,061	$2,946
Ratios of expenses to average net assets (%)	1.60	[4]	1.60	1.61	1.60	1.60	1.60	2.35	[4]	2.35	2.36	2.35	2.35	2.35
Ratio of net investment income to average net assets (%)	0.92	[4]	0.82	1.00	0.88	1.13	1.02	0.12	[4]	0.05	0.21	0.10	0.29	0.28
Portfolio turnover (%)[5]	17	[3]	32	34	45	44	53	17	[3]	32	34	45	44	53

	CLASS Y

	Six Months		Year Ended October 31,

	Ended 4/30/18
	(unaudited)		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$14.04		$12.05	$13.00	$13.22	$13.18	$10.82
Income from Investment Operations:
Net investment income[1]	0.51		0.34	0.14	(0.05)	0.73	0.13
Net realized and unrealized gain (loss) on investments	(0.10)		1.82	(0.95)	0.17	(0.56)	2.38

Total from investment operations	0.41		2.16	(0.81)	0.12	0.17	2.51
Less Distributions From:
Net investment income	(0.15)		(0.17)	(0.14)	(0.34)	(0.13)	(0.15)

Total distributions	(0.15)		(0.17)	(0.14)	(0.34)	(0.13)	(0.15)
Net increase (decrease) in net asset value	0.26		1.99	(0.95)	(0.22)	0.04	2.36
Net Asset Value at end of period	$14.30		$14.04	$12.05	$13.00	$13.22	$13.18
Total Return (%)[2]	2.92	[3]	18.18	(6.40)	1.09	1.29	23.44
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$4,861		$10,098	$15,398	$15,566	$7,938	$34,634
Ratios of expenses to average net assets (%)	1.35	[4]	1.35	1.36	1.35	1.35	1.35
Ratio of net investment income to average net assets (%)	0.79	[4]	1.06	1.21	1.27	1.65	1.26
Portfolio turnover (%)[5]	17	[3]	32	34	45	44	53

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

53

Madison Funds | April 30, 2018

Notes to the Financial Statements (unaudited)

1. ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. As of the date of this report, the Trust offers eighteen funds (individually, a “Fund,” collectively, the “Funds”).

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers (“Subadvisers”) for the management of the investments of the Small Cap Fund and International Stock Fund.

The accompanying financial statements include the Government Money Market, Tax-Free Virginia, Tax-Free National, High Quality Bond, Core Bond, Corporate Bond, High Income, Diversified Income, Covered Call & Equity Income, Dividend Income, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock (collectively, the “Core Funds”), and the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the “Allocation Funds”).

The Government Money Market Fund offers two classes of shares: Class A and B. The High Income, Large Cap Value, Small Cap, and International Stock Funds offer three classes of shares: Class A, B and Y. The Diversified Income Fund and Allocation Funds offer three classes of shares: Class A, B and C. The Investors Fund offers three classes of shares: Class A, Y and R6. The Core Bond Fund and Mid Cap Fund offer four classes of shares: Class A, B, Y and R6. The Covered Call & Equity Income Fund offers four classes of shares: Class A, C, Y and R6. The Tax-Free Virginia, Tax-Free National, High Quality Bond, Corporate Bond and Dividend Income Funds offer one class of shares: Class Y. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

As of February 1, 2017 Class B shares of the funds are no longer available for purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Each fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.”

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an

54

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2018

Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund’s investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Recently Issued Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is still evaluating the impacts this ASU will have on the financial statements.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the fund is informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities. As of April 30, 2018, none of the funds held open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund, except the Government Money Market, Tax-Free Virginia and Tax Free National Funds, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments.” The Covered Call & Equity Fund, International Stock Fund, Large Cap Fund and Small Cap Fund had net realized gains of $78, $5,414, $482 and $1,092, related to foreign currency transaction respectively.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund, except the Government Money Market, Tax-Free Virginia and Tax Free National Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of April 30, 2018, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the Government Money Market Fund which is governed by the Rule 2(a)-7 liquidity guidelines. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At April 30, 2018, there were no illiquid securities held in the funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

55

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2018

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2018, none of the Funds had entered into such transactions.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended April 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2018, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2018, in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

	Quoted Prices In	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	4/30/18

Conservative Allocation	$71,747,804	$–	$–	$71,747,804
Moderate Allocation	142,573,469	–	–	142,573,469
Aggressive Allocation	65,618,368	–	–	65,618,368
Government Money Market[2]	597,705	14,317,745	–	14,915,450
Tax-Free Virginia	–	21,107,166	–	21,107,166
Tax-Free National	–	23,396,540	–	23,396,540
High Quality Bond
Corporate Notes and Bonds	–	36,148,956	–	36,148,956
U.S. Government and Agency
Obligations	–	57,335,679	–	57,335,679
Short-Term Investments	784,978	–	–	784,978

	784,978	93,484,635	–	94,269,613
Core Bond
Asset Backed Securities	–	9,664,074	–	9,664,074
Collateralized Mortgage
Obligations	–	5,601,126	–	5,601,126
Commercial Mortgage-
Backed Securities	–	5,251,902	–	5,251,902
Corporate Notes and Bonds	–	73,823,335	–	73,823,335
Long Term Municipal Bonds	–	11,272,296	–	11,272,296
Mortgage Backed Securities	–	39,169,150	–	39,169,150
U.S. Government and Agency
Obligations	–	37,593,961	–	37,593,961
Short-Term Investments	5,082,324	–	–	5,082,324
Collateral for Securities on
Loan	706,090	–	–	706,090

	5,788,414	182,375,844	–	188,164,258
Corporate Bond
Corporate Notes and Bonds	–	19,882,760	–	19,882,760
Long Term Municipal Bonds	–	424,120	–	424,120
Short-Term Investments	582,745	–	–	582,745

	582,745	20,306,880	–	20,889,625
High Income
Corporate Notes and Bonds	–	19,774,638	–	19,774,638
Short-Term Investments	1,638,916	–	–	1,638,916
Collateral for Securities on
Loan	1,932,803	–	–	1,932,803

	3,571,719	19,774,638	–	23,346,357
Diversified Income
Common Stocks	99,218,458	–	–	99,218,458
Asset Backed Securities	–	2,550,843	–	2,550,843
Collateralized Mortgage
Obligations	–	1,760,762	–	1,760,762
Commercial Mortgage-
Backed Securities	–	1,018,128	–	1,018,128
Corporate Notes and Bonds	–	21,634,946	–	21,634,946
Long Term Municipal Bonds	–	3,425,661	–	3,425,661
Mortgage Backed Securities	–	11,395,389	–	11,395,389
U.S. Government and Agency
Obligations	–	12,215,135	–	12,215,135
Short-Term Investments	3,774,556	–		3,774,556
Collateral for Securities on
Loan	222,950	–	–	222,950

	103,215,964	54,000,864	–	157,216,828
Covered Call & Equity Income
Assets:
Common Stocks	106,261,315	–	–	106,261,315
Exchange Traded Funds	8,255,998	–	–	8,255,998
Short-Term Investments	6,799,415	–	–	6,799,415

	121,316,728		–	121,316,728
Liabilities:
Call Options Written	2,178,521	–	–	2,178,521

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2018

	Quoted Prices In	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	4/30/18
Dividend Income
Common Stocks	$107,705,035	$–	$–	$107,705,035
Short-Term Investments	1,265,364	–	–	1,265,364

	108,970,399	–	–	108,970,399
Large Cap Value
Common Stocks	93,482,890	–	–	93,482,890
Short-Term Investments	5,371,989	–	–	5,371,989

	98,854,879	–	–	98,854,879
Investors
Common Stocks	278,103,140	–	–	278,103,140
Short-Term Investments	17,211,057	–	–	17,211,057

	295,314,197	–	–	295,314,197
Mid Cap
Common Stocks	331,360,032	–	–	331,360,032
Short-Term Investments	17,391,438	–	–	17,391,438

	348,751,470	–	–	348,751,470
Small Cap
Common Stocks	80,491,075	3,996,028	–	84,487,103
Short-Term Investments	3,548,059	–	–	3,548,059
Collateral for Securities on
Loan	1,563,993	–	–	1,563,993

	85,603,127	3,996,028	–	89,599,155
International Stock
Common Stocks
Australia	–	838,973	–	838,973
Belgium	–	397,325	–	397,325
Brazil	–	203,882	–	203,882
Canada	–	1,151,337	–	1,151,337
Denmark	–	503,161	–	503,161
Finland	–	380,782	–	380,782
France	–	3,161,998	–	3,161,998
Germany	–	1,165,332	–	1,165,332
India	248,918	–		248,918
Ireland	874,430	619,168	–	1,493,598
Japan	–	4,705,995	–	4,705,995
Luxembourg	–	204,764	–	204,764
Netherlands	–	784,171	–	784,171
Norway	–	737,749	–	737,749
Singapore	–	620,479	–	620,479
Spain	–	357,010	–	357,010
Sweden	–	838,425	–	838,425
Switzerland	–	1,690,275	–	1,690,275
Taiwan	376,810	–	–	376,810
Turkey	–	241,464	–	241,464
United Kingdom	564,181	4,767,559	–	5,331,740
Preferred Stocks	–	243,946	–	243,946
Short-Term Investments	453,308	–	–	453,308
Collateral for Securities on
Loan	408,539	–	–	408,539

	2,926,186	23,613,795	–	26,539,981

1See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At April 30, 2018, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the fund by location as presented on the Statements of Assets and Liabilities as of April 30, 2018.

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Liability Derivatives

	Derivatives accounted	Statements of Assets
Fund	for as hedging instruments	and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity contracts	Options written, at Value	$2,178,521

The following table presents the effect of Derivative Instruments on the Statements of Operations for the period ended April 30, 2018.

			Change in Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted	(Loss) on	(Depreciation)
Fund	for as hedging Instruments	Derivatives:	on Derivatives
Core Bond	Equity Contracts - Option Purchased	$34,677	$10,865
	Equity Contracts - Option Written	(37,589)	(7,885)

	Total	$(2,912)	$2,980

Covered Call &	Equity Contracts – Option Purchased	$3,616,821	$–
Equity Income	Equity Contracts – Option Written	(1,414,406)	977,153

	Total	$2,202,415	$977,153

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2018:

	Options Purchased Contracts(1)	Options Written Contracts(1)

Core Bond	15	15

Covered Call & Equity Income	75	8,985

(1)Number of Contracts

There is no impact on the financial statements of the other funds held in the Trust as they currently do not hold derivative financial instruments.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows as of April 30, 2018:

Fund	Advisory Fee	Fund	Advisory Fee
Conservative Allocation	0.20%	High Income	0.55%
Moderate Allocation	0.20%	Diversified Income	0.65%
Aggressive Allocation	0.20%	Covered Call & Equity Income	0.85%
Government Money Market	0.40%	Dividend Income	0.75%
Tax-Free Virginia	0.50%	Large Cap Value	0.55%
Tax-Free National	0.40%	Investors	0.75%
High Quality Bond	0.30%	Mid Cap	0.75%
Core Bond	0.50%	Small Cap	1.00%
Corporate Bond	0.40%	International Stock	1.05%

The Government Money Market, Core Bond, High Income, Diversified Income, Large Cap Value, Investors, Mid Cap, Small Cap, and International Stock funds’ advisory fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at April 30, 2018, are Wellington Management Company, LLP for the Small Cap Fund and Lazard Asset Management LLC for the International Stock Fund.

The Investment Adviser may, from time to time, contractually or voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, the Investment Adviser has contractually agreed to waive a portion of advisory fees on the Government Money Market Fund Class A Shares and Class B Shares until February 27, 2019, for the purpose of maintaining a one day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2018 no advisory fees

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2018

were waived. A portion of the Dividend Income Fund’s advisory fee, 0.10%, is being waived by the Investment Adviser until February 27, 2019. For the period ended April 30, 2018, the waivers totaled $56,387 for the Divided Income Fund and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Administrative Services Agreement. The Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

Fund	Class A	Class B	Class C	Class Y	Class R6
Conservative Allocation	0.25%	0.25%	0.25%	N/A	N/A
Moderate Allocation	0.25%	0.25%	0.25%	N/A	N/A
Aggressive Allocation	0.25%	0.25%	0.25%	N/A	N/A
Government Money Market	0.15%	0.15%	N/A	N/A	N/A
Tax-Free Virginia	N/A	N/A	N/A	0.35%	N/A
Tax-Free National	N/A	N/A	N/A	0.35%	N/A
High Quality Bond	N/A	N/A	N/A	0.19%	N/A
Core Bond	0.15%	0.15%	N/A	0.15%	0.02%
Corporate Bond	N/A	N/A	N/A	0.25%	N/A
High Income	0.20%	0.20%	N/A	0.20%	N/A
Diversified Income	0.20%	0.20%	0.20%	N/A	N/A
Covered Call & Equity Income	0.15%	N/A	0.15%	0.15%	0.02%
Dividend Income	N/A	N/A	N/A	0.35%	N/A
Large Cap Value	0.36%	0.36%	N/A	0.36%	N/A
Investors	0.20%	N/A	N/A	0.20%	0.02%
Mid Cap	0.40%	0.40%	N/A	0.23%	0.02%
Small Cap	0.25%	0.25%	N/A	0.25%	N/A
International Stock	0.30%	0.30%	N/A	0.30%	N/A

The direct expenses of the funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the Funds.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, the Investment Adviser waived a portion of service agreement fees on the Government Money Market fund Class A Shares and Class B Shares until at least February 27, 2019. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2018 no services fees were waived. A portion of the Dividend Income Fund’s annual service fee, 0.05% is being waived by the Investment Adviser until February 27, 2019. For the period ended April 30, 2018, the waivers totaled $28,194 for Dividend Income and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup any of these waived fees.

Shareholder Service and Distribution Plans (Rule 12b-1). Madison Funds has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These plans permit the funds to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

Shareholder Service Fees (Class A, B and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A, B and C shares of each of the funds, other than the Government Money Market Fund. Under the terms of these plans, each fund pays MFD Distributor, LLC (“MFD”) a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Distribution Fees (Class B and C shares only). Distribution plans have been adopted pursuant to Rule 12b-1 under 1940 Act for Class B and C shares of each of the funds. Under the terms of each plan, each fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class B and C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class B and C shares) or distribution-related expenses of dealers. This fee increases the cost of investment in the Class B and C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.

The Shareholder Servicing & Distribution Fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

						Total Shareholder Servicing
						And Distribution Fees
	Shareholder Servicing Fee			Distribution Fee		(Rule 12b-1)

Fund	Class A	Class B	Class C	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Moderate Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Aggressive Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Government Money Market	N/A	N/A	N/A	0.75%	N/A	N/A	0.75%	N/A
Tax-Free Virginia	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax-Free National	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Quality Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Bond	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Corporate Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Income	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Diversified Income	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Covered Call &
Equity Income	0.25%	N/A	0.25%	N/A	0.75%	0.25%	N/A	1.00%
Dividend Income	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Large Cap Value	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Investors	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
Mid Cap	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Small Cap	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
International Stock	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, MFD waived a portion of 12b-1 fees on the Government Money Market Fund Class B Shares for the purpose of maintaining a one day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2018, the waivers totaled $179 and are reflected as fees waived in the accompanying Statements of Operations. MFD does not have the right to recoup these waived fees.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the funds. Rather, they are deducted from the proceeds of sales of fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B, and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period ended April 30, 2018 were as follows:

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2018

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$52,894	$4,797	$385	$6,322	$4,797	$385
Moderate Allocation	84,589	7,413	464	9,842	7,413	464
Aggressive Allocation	55,918	4,110	165	6,511	4,110	165
Government Money Market	n/a	791	n/a	n/a	791	n/a
Core Bond	4,425	1,043	n/a	304	1,043	n/a
High Income	2,729	344	n/a	210	344	n/a
Diversified Income	79,059	2,781	156	11,220	2,781	156
Covered Call & Equity Income	26,815	n/a	915	4,165	n/a	915
Large Cap Value	15,816	1,065	n/a	1,714	1,065	n/a
Investors	22,003	n/a	n/a	2,446	n/a	n/a
Mid Cap	32,003	1,231	n/a	3,770	1,231	n/a
Small Cap	2,527	n/a	n/a	186	n/a	n/a
International Stock	12,719	1,048	n/a	1,455	1,048	n/a

Other Expenses: In addition to the fees described above, the Trust is responsible for brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, overdrafts and any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Officers and Trustees: Certain officers and trustees of the funds are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated. Fees paid to the Trustees reduce the fees paid to the Investment Adviser pursuant to the Administrative Services Agreement as described above.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Government Money Market Fund declares dividends, if any, daily and reinvests monthly. The Tax-Free Funds, Core Bond, Corporate Bond, High Income and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock Funds declare and reinvest dividends, if any, annually. The funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the period ended April 30, 2018, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$25,552,292	$27,328,415
Moderate Allocation	–	–	55,674,769	60,520,818
Aggressive Allocation	–	–	25,000,335	25,330,574
Tax-Free Virginia	–	–	1,965,184	1,526,007
Tax-Free National	–	–	2,482,410	2,695,688
High Quality Bond	12,894,104	13,278,067	4,734,918	6,700,132
Core Bond	4,113,290	18,691,472	17,507,064	10,395,037
Corporate Bond	–	–	1,346,713	1,226,735
High Income	–	–	3,698,959	4,467,583
Diversified Income	1,752,887	6,900,070	19,626,822	22,904,077
Covered Call & Equity Income	–	–	79,614,469	76,064,803
Dividend Income	–	–	21,934,964	20,738,860
Large Cap Value	–	–	34,159,371	35,279,368
Investors	–	–	62,914,741	83,126,182
Mid Cap	–	–	43,299,832	45,038,997
Small Cap	–	–	7,088,061	15,402,507
International Stock	–	–	4,914,254	10,708,327

6. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) “naked” or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

7. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or other assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed

59

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2018

within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund’s assets. By writing a call option, the fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

8. FOREIGN SECURITIES

Each fund, other than the Tax-Free Funds and the Government Money Market Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities.

Certain of the funds have reclaims receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

9. SECURITIES LENDING

The Madison Funds’ board has recently re-authorized the funds, other than the Government Money Market Fund, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of the securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default.

As of April 30, 2018, the Portfolios listed below had securities on loan to brokers/ dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows:

Market Value
Madison Conservative Allocation Fund	$350,738
Madison Moderate Allocation Fund	692,892
Madison Aggressive Allocation Fund	4,786,426
Madison Core Bond Fund	691,546
Madison High Income Fund	1,895,228
Madison Diversified Income Fund	218,096
Madison Small Cap Fund	1,531,282
Madison International Stock Fund	380,896

As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Madison Aggressive Allocation Fund received non-cash collateral of $4,404,692.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

	Remaining Contractual Maturity of the Agreements
		As of April 30, 2018
	Continuous			Greater
	and	Up to	30 -	than
Securities Lending Transactions	Overnight	30 days	90 days	90 days	Total
Madison Conservative Allocation Fund
Investment Companies	$362,291	$–	$–	$–	$362,291
Madison Moderate Allocation Fund
Investment Companies	715,715	–	–	–	715,715
Madison Aggressive Allocation Fund
Investment Companies	498,979	–	–	–	498,979
Madison Core Bond Fund
Corporate Notes and Bonds	706,090	–	–	–	706,090
Madison High Income Fund
Corporate Notes and Bonds	1,932,803	–	–	–	1,932,803
Madison Diversified Income Fund
Corporate Notes and Bonds	222,950	–	–	–	222,950
Madison Small Cap Fund
Common Stock	1,563,993	–	–	–	1,563,993
Madison International Stock Fund
Common Stock	408,539	–	–	–	408,539

10. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2018. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended 2014 through 2017.

For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2017, which are available to offset future capital gains, if any, realized through the fiscal year listed:

				No Expiration Date
Fund	2018	2019	2020	Short-Term	Long-Term
Government Money
Market	$5	$–	$–	$309	$–
Tax-Free Virginia	–	–	–	11,166	6,117
High Quality Bond	–	–	–	42,572	–
High Income	–	–	–	311,933	1,016,035
International Stock	710,871	–	–	1,184,566	758,977

At April 30, 2018, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2018

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$2,617,479	$868,283	$1,749,196
Moderate Allocation	11,238,571	1,138,687	10,099,884
Aggressive Allocation	7,080,122	319,050	6,761,072
Government Money Market	–	–	–
Tax-Free Virginia	278,979	177,131	101,848
Tax-Free National	470,092	209,999	260,093
High Quality Bond	27,305	1,948,556	(1,921,251)
Core Bond	1,839,390	4,261,739	(2,422,349)
Corporate Bond	210,231	413,127	(202,896)
High Income	402,126	451,116	(48,990)
Diversified Income	26,803,555	2,997,652	23,805,903
Covered Call & Equity Income	2,952,954	15,110,786	(12,157,832)
Dividend Income	17,477,217	2,050,835	15,426,382
Large Cap Value	18,036,886	837,086	17,199,800
Investors	74,504,341	2,322,008	72,182,333
Mid Cap	123,010,600	3,893,674	119,116,926
Small Cap	20,232,115	5,129,590	15,102,525
International Stock	7,039,413	461,654	6,577,759

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

11. CERTAIN RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

Effective May 1, 2015, the Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

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Madison Funds | Notes to the Financial Statements (unaudited) - concluded | April 30, 2018

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

12. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2018 follows:

					Change in
	Beginning				Unrealized
	Value as of	Gross	Gross	Realized	Appreciation	Value at			Distributions
Fund/Underlying Fund	10/31/2017	Additions	Sales	Gain (Loss)	(Depreciation)	4/30/2018	Shares	Dividend Income	Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class Y	$15,143,715	$–	$(400,000)	$(10,020)	$(462,639)	$14,271,056	1,475,807	$186,815	$191,539
Madison Corporate Bond Fund Class Y	5,205,227	–	–	–	(245,740)	4,959,487	446,801	73,374	115,428
Madison Dividend Income Fund Class Y	4,204,015	384,612	–	–	(61,681)	4,526,946	175,056	39,199	134,614
Madison Investors Fund Class Y	4,207,450	494,074	–	–	(152,302)	4,549,222	202,188	17,144	244,072
Madison Mid Cap Fund Class Y	1,192,059	25,564	(696,705)	140,391	(118,838)	542,471	55,467	–	25,562

Totals	$29,952,466	904,250	(1,096,705)	130,371	(1,041,200)	28,849,182		316,532	711,215

Moderate Allocation Fund
Madison Core Bond Fund Class Y	$21,704,905	–	(499,001)	(14,753)	(664,516)	20,526,635	2,122,713	267,528	274,323
Madison Dividend Income Fund Class Y	15,538,922	945,384	(497,717)	65,096	(274,883)	15,776,802	610,085	142,710	495,384
Madison Investors Fund Class Y	15,556,600	1,352,430	(497,157)	113,708	(662,491)	15,863,090	705,026	63,393	902,430
Madison Large Cap Value Fund Class Y	1,885,886	1,450,888	–	–	(103,640)	3,233,134	218,307	37,944	200,887
Madison Mid Cap Fund Class Y	3,091,522	111,846	(275,268)	48,807	(30,950)	2,945,957	301,223	–	111,846

Totals	$57,777,835	3,860,548	(1,769,143)	212,858	(1,736,480)	58,345,618		511,575	1,984,870

Aggressive Allocation Fund
Madison Core Bond Fund Class Y	$5,659,490	–	(199,390)	(9,651)	(168,989)	5,281,460	546,170	70,079	71,892
Madison Dividend Income Fund Class Y	8,321,210	384,727	(599,396)	74,486	(181,555)	7,999,472	309,338	75,867	264,726
Madison Investors Fund Class Y	8,330,792	583,264	(600,130)	106,261	(395,075)	8,025,112	356,672	33,948	483,265
Madison Large Cap Value Fund Class Y	1,451,371	1,504,602	–	–	(83,680)	2,872,293	193,943	29,201	154,602
Madison Mid Cap Fund Class Y	2,150,983	77,819	(225,000)	37,714	(28,422)	2,013,094	205,838	–	77,819

Totals	$25,913,846	2,550,412	(1,623,916)	208,810	(857,721)	26,191,431		209,095	1,052,304

1Distributions received include distributions from net investment income and from capital gains from the underlying funds.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

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Madison Funds | April 30, 2018

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As shareholders of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2018. Expenses paid during the period in the tables below are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B

	Beginning	Ending	Annual	Expenses Paid	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period	Account Value	Expense Ratio	During Period
Conservative Allocation*	$1,000	$1,001.20	0.70%	$3.47	$997.10	1.45%	$7.18
Moderate Allocation*	1,000	1,011.70	0.70%	3.49	1,008.20	1.45%	7.22
Aggressive Allocation*	1,000	1,018.90	0.70%	3.50	1,014.80	1.45%	7.24
Government Money Market	1,000	1,003.90	0.55%	2.73	1,000.60	1.22%	6.05
Core Bond	1,000	979.60	0.90%	4.42	976.00	1.65%	8.08
High Income	1,000	988.30	1.00%	4.93	983.60	1.75%	8.61
Diversified Income	1,000	1,003.50	1.10%	5.46	999.20	1.85%	9.17
Covered Call & Equity Income	1,000	1,000.00	1.25%	6.20	N/A	N/A	N/A
Large Cap Value	1,000	1,059.60	1.16%	5.92	1,055.60	1.91%	9.73
Investors	1,000	1,021.70	1.20%	6.02	1,000.00	N/A	N/A
Mid Cap	1,000	1,036.10	1.40%	7.07	1,031.80	2.15%	10.83
Small Cap	1,000	993.60	1.50%	7.41	990.30	2.25%	11.10
International Stock	1,000	1,000.00	1.60%	7.93	1,000.00	2.35%	11.65

	CLASS C

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$997.10	1.45%	$7.18
Moderate Allocation*	1,000	1,008.20	1.45%	7.22
Aggressive Allocation*	1,000	1,014.70	1.45%	7.24
Diversified Income	1,000	999.80	N/A	N/A
Covered Call & Equity Income	1,000	1,000.00	2.00%	9.92

	CLASS Y

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$984.90	0.85%	$4.18
Tax-Free National	1,000	980.80	0.75%	3.68
High Quality Bond	1,000	985.20	0.49%	2.41
Core Bond	1,000	980.80	0.65%	3.19
Corporate Bond	1,000	974.50	0.65%	3.18
High Income	1,000	988.20	0.75%	3.70
Covered Call & Equity Income	1,000	1,000.00	1.00%	4.96
Dividend Income	1,000	1,018.60	0.95%	4.75
Large Cap Value	1,000	1,061.00	0.91%	4.65
Investors	1,000	1,023.00	0.95%	4.77
Mid Cap	1,000	1,037.80	0.98%	4.95
Small Cap	1,000	995.60	1.25%	6.18
International Stock	1,000	1,000.00	1.35%	6.69

	CLASS R6

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$980.90	0.52%	$2.55
Covered Call & Equity Income	1,000	1,000.00	0.87%	4.31
Investors	1,000	1,023.90	0.77%	3.86
Mid Cap	1,000	1,038.10	0.77%	3.89

*The annual expense ratio does not include the expenses of the underlying funds.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

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Madison Funds | Other Information (unaudited) - concluded | April 30, 2018

	CLASS A				CLASS B

	Beginning	Ending	Annual	Expenses Paid	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period	Account Value	Expense Ratio	During Period
Conservative Allocation*	$1,000	$1,021.32	0.70%	$3.51	$1,017.60	1.45%	$7.25
Moderate Allocation*	1,000	1,021.32	0.70%	3.51	1,017.60	1.45%	7.25
Aggressive Allocation*	1,000	1,021.32	0.70%	3.51	1,017.60	1.45%	7.25
Government Money Market	1,000	1,022.07	0.55%	2.76	1,018.74	1.22%	6.11
Core Bond	1,000	1,020.33	0.90%	4.51	1,016.61	1.65%	8.25
High Income	1,000	1,019.84	1.00%	5.01	1,016.12	1.75%	8.75
Diversified Income	1,000	1,019.34	1.10%	5.51	1,015.62	1.85%	9.25
Covered Call & Equity Income	1,000	1,018.60	1.25%	6.26	N/A	N/A	N/A
Large Cap Value	1,000	1,019.04	1.16%	5.81	1,015.32	1.91%	9.54
Investors	1,000	1,018.84	1.20%	6.01	1,024.79	N/A	N/A
Mid Cap	1,000	1,017.85	1.40%	7.00	1,014.13	2.15%	10.74
Small Cap	1,000	1,017.36	1.50%	7.50	1,013.64	2.25%	11.23
International Stock	1,000	1,016.86	1.60%	8.00	1,013.14	2.35%	11.73

	CLASS C

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,017.60	1.45%	$7.25
Moderate Allocation*	1,000	1,017.60	1.45%	7.25
Aggressive Allocation*	1,000	1,017.60	1.45%	7.25
Diversified Income	1,000	1,000.00	N/A	N/A
Covered Call & Equity Income	1,000	1,014.88	2.00%	9.99

	CLASS Y

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,020.58	0.85%	$4.26
Tax-Free National	1,000	1,021.08	0.75%	3.76
High Quality Bond	1,000	1,022.36	0.49%	2.46
Core Bond	1,000	1,021.57	0.65%	3.26
Corporate Bond	1,000	1,021.57	0.65%	3.26
High Income	1,000	1,021.08	0.75%	3.76
Covered Call & Equity Income	1,000	1,019.84	1.00%	5.01
Dividend Income	1,000	1,020.08	0.95%	4.76
Large Cap Value	1,000	1,020.28	0.91%	4.56
Investors	1,000	1,020.08	0.95%	4.76
Mid Cap	1,000	1,019.93	0.98%	4.91
Small Cap	1,000	1,018.60	1.25%	6.26
International Stock	1,000	1,018.10	1.35%	6.76

	CLASS R6

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,022.22	0.52%	$2.61
Covered Call & Equity Income	1,000	1,020.48	0.87%	4.36
Investors	1,000	1,020.98	0.77%	3.86
Mid Cap	1,000	1,020.98	0.77%	3.86

*The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the funds to vote proxies related to portfolio securities is available to shareholders at no cost on the funds’ website at www.madisonfunds.com, by calling 1-800-877-6089, or on the SEC’s website at www.sec.gov. The proxy voting records for the funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to Shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

64

Presorted Standard U.S. POSTAGE PAID Louisville, KY Permit No. 1051
Madison Funds Post Office Box 8390 Boston, MA 02266-8390 1 (800) 877-6089 www.madisonfunds.com SEC File Number: 811-08261

4460-P1060
Rev. 0418

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings. There have been no changes to the Trust’s procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: June 28, 2018

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: June 28, 2018